First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
May 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 34.0%
	Collateralized Mortgage Obligations — 0.1%
	Federal Home Loan Mortgage Corporation
$282,368	Series 2017-4656, Class EZ	4.00%	02/15/47	$268,511
	Federal National Mortgage Association
1,687,919	Series 2012-20, Class ZT	3.50%	03/25/42	1,574,390
1,856,971	Series 2012-84, Class VZ	3.50%	08/25/42	1,720,702
214,409	Series 2018-38, Class PA	3.50%	06/25/47	204,900
629,079	Series 2018-43, Class CT	3.00%	06/25/48	561,686
162,027	Series 2018-86, Class JA	4.00%	05/25/47	156,421
80,247	Series 2018-94, Class KD	3.50%	12/25/48	75,374
97,459	Series 2019-1, Class KP	3.25%	02/25/49	90,087
53,312	Series 2019-20, Class BA	3.50%	02/25/48	51,566
46,564	Series 2019-52, Class PA	3.00%	09/25/49	40,666
	Government National Mortgage Association
168,628	Series 2018-115, Class DE	3.50%	08/20/48	159,334
192,779	Series 2018-124, Class NW	3.50%	09/20/48	183,532
320,137	Series 2019-12, Class QA	3.50%	09/20/48	306,130
26,882	Series 2019-71, Class PT	3.00%	06/20/49	24,728
355,365	Series 2019-119, Class JE	3.00%	09/20/49	320,491
				5,738,518
	Pass-Through Securities — 33.9%
	Federal Home Loan Mortgage Corporation
55,077	Pool C91981	3.00%	02/01/38	51,188
50,626	Pool G07961	3.50%	03/01/45	47,543
48,476	Pool G08692	3.00%	02/01/46	44,163
1,415,026	Pool G08715	3.00%	08/01/46	1,286,797
27,962	Pool G08721	3.00%	09/01/46	25,408
321,763	Pool G08726	3.00%	10/01/46	293,052
775,585	Pool G08732	3.00%	11/01/46	702,419
101,895	Pool G08738	3.50%	12/01/46	95,088
203,207	Pool G08741	3.00%	01/01/47	184,352
141,905	Pool G08747	3.00%	02/01/47	128,683
99,104	Pool G08748	3.50%	02/01/47	92,455
460,639	Pool G08750	3.00%	03/01/47	417,553
107,500	Pool G08766	3.50%	06/01/47	100,221
285,279	Pool G08788	3.50%	11/01/47	265,636
946,351	Pool G08792	3.50%	12/01/47	881,090
127,747	Pool G08800	3.50%	02/01/48	118,858
194,737	Pool G08816	3.50%	06/01/48	181,226
52,340	Pool G08833	5.00%	07/01/48	52,498
10,138	Pool G08838	5.00%	09/01/48	10,166
179,540	Pool G08843	4.50%	10/01/48	177,159
38,653	Pool G08844	5.00%	10/01/48	38,752
113,456	Pool G08849	5.00%	11/01/48	113,650
395,446	Pool G16085	2.50%	02/01/32	370,631
242,444	Pool G16350	2.50%	10/01/32	226,019
288,612	Pool G16396	3.50%	02/01/33	279,287
839,321	Pool G16524	3.50%	05/01/33	812,213
94,297	Pool G18670	3.00%	12/01/32	89,854
27,088	Pool G18691	3.00%	06/01/33	25,721
76,967	Pool G18713	3.50%	11/01/33	74,472

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,252,794	Pool G60038	3.50%	01/01/44	$1,184,158
332,581	Pool G60080	3.50%	06/01/45	312,020
677,365	Pool G60344	4.00%	12/01/45	653,829
215,909	Pool G60440	3.50%	03/01/46	202,493
666,727	Pool G60582	3.50%	05/01/46	623,644
635,221	Pool G60658	3.50%	07/01/46	598,699
285,487	Pool G61556	3.50%	08/01/48	266,816
1,970,730	Pool G61748	3.50%	11/01/48	1,848,246
658,032	Pool G67700	3.50%	08/01/46	617,140
5,455,026	Pool G67706	3.50%	12/01/47	5,116,028
1,336,631	Pool G67707	3.50%	01/01/48	1,258,635
1,368,032	Pool G67709	3.50%	03/01/48	1,284,304
1,546,779	Pool G67714	4.00%	07/01/48	1,494,572
2,125,018	Pool G67717	4.00%	11/01/48	2,053,293
3,278,376	Pool G67718	4.00%	01/01/49	3,153,399
116,063	Pool Q44452	3.00%	11/01/46	105,258
206,430	Pool Q50135	3.50%	08/01/47	192,302
8,464,174	Pool QA7837	3.50%	03/01/50	7,926,711
23,179,132	Pool QD3419	2.00%	12/01/51	19,121,242
21,355,904	Pool QD8259	3.00%	03/01/52	18,983,776
14,920,141	Pool QE0312	2.00%	04/01/52	12,301,919
21,670,556	Pool QE0521	2.50%	04/01/52	18,566,038
13,612,202	Pool RA3078	3.00%	07/01/50	12,208,497
384,086	Pool RE6029	3.00%	02/01/50	334,476
12,943,068	Pool SD0231	3.00%	01/01/50	11,657,138
3,522,500	Pool SD7511	3.50%	01/01/50	3,292,936
11,050,040	Pool SD7513	3.50%	04/01/50	10,364,690
6,491,799	Pool SD7518	3.00%	06/01/50	5,842,097
14,571,894	Pool SD8189	2.50%	01/01/52	12,472,106
18,366,604	Pool SD8194	2.50%	02/01/52	15,722,241
22,301,243	Pool SD8205	2.50%	04/01/52	19,090,252
19,072,289	Pool SD8212	2.50%	05/01/52	16,326,189
251,460	Pool U90772	3.50%	01/01/43	236,126
299,974	Pool U99114	3.50%	02/01/44	281,731
613,193	Pool ZA4692	3.50%	06/01/46	572,900
291,616	Pool ZM0063	4.00%	08/01/45	280,939
14,180,218	Pool ZM1779	3.00%	09/01/46	12,917,952
3,024,057	Pool ZS4667	3.00%	06/01/46	2,749,296
4,984,118	Pool ZS4688	3.00%	11/01/46	4,508,602
8,058,757	Pool ZS4735	3.50%	09/01/47	7,409,448
281,744	Pool ZS8602	3.00%	03/01/31	268,178
556,208	Pool ZS9844	3.50%	07/01/46	519,658
1,577,642	Pool ZT0277	3.50%	10/01/46	1,473,986
726,041	Pool ZT0531	3.50%	04/01/47	680,134
700,809	Pool ZT0536	3.50%	03/01/48	654,214
2,220,594	Pool ZT0537	3.50%	03/01/48	2,082,270
383,067	Pool ZT0542	4.00%	07/01/48	369,715
77,861	Pool ZT1403	3.50%	11/01/33	75,258
1,083,455	Pool ZT1703	4.00%	01/01/49	1,040,997

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association
$2,463,346	Pool AL8825	3.50%	06/01/46	$2,301,556
112,466	Pool AN2786	2.76%	09/01/36	97,193
1,006,273	Pool AS0225	4.00%	08/01/43	973,691
1,305,780	Pool AS3134	3.50%	08/01/44	1,226,100
292,030	Pool AS6620	3.50%	02/01/46	272,850
90,158	Pool AS9334	3.00%	03/01/32	85,814
70,375	Pool AS9749	4.00%	06/01/47	67,422
74,127	Pool BD7081	4.00%	03/01/47	70,351
5,724,674	Pool BE3774	4.00%	07/01/47	5,488,803
747,387	Pool BJ2692	3.50%	04/01/48	694,662
921,920	Pool BM1903	3.50%	08/01/47	863,644
247,778	Pool BM2000	3.50%	05/01/47	231,930
652,332	Pool BM3260	3.50%	01/01/48	606,649
295,686	Pool BM4299	3.00%	03/01/30	286,191
262,021	Pool BM4304	3.00%	02/01/30	253,881
776,947	Pool BM4472	3.50%	07/01/48	727,829
1,660,760	Pool BM5585	3.00%	11/01/48	1,498,743
12,965,041	Pool BN7755	3.00%	09/01/49	11,685,583
28,278,129	Pool BQ6913	2.00%	12/01/51	23,283,163
47,408,195	Pool BQ7006	2.00%	01/01/52	39,145,527
11,201,051	Pool BV2784	2.50%	02/01/52	9,596,432
16,640,179	Pool BV3101	2.00%	03/01/52	13,735,680
9,162,761	Pool BV8515	3.00%	05/01/52	8,144,722
968,011	Pool CA0854	3.50%	12/01/47	903,668
445,867	Pool CA0907	3.50%	12/01/47	416,231
376,806	Pool CA0996	3.50%	01/01/48	351,760
2,725,436	Pool CA1182	3.50%	02/01/48	2,544,278
457,030	Pool CA1187	3.50%	02/01/48	426,193
317,162	Pool CA1710	4.50%	05/01/48	312,055
208,436	Pool CA1711	4.50%	05/01/48	205,016
124,772	Pool CA2208	4.50%	08/01/48	122,708
451,541	Pool CA2327	4.00%	09/01/48	436,359
2,909,513	Pool CA3633	3.50%	06/01/49	2,735,365
12,094,011	Pool CA4534	3.00%	11/01/49	10,900,540
4,047,789	Pool FM2870	3.00%	03/01/50	3,629,668
6,905,172	Pool FM5397	3.00%	12/01/50	6,208,254
28,855,504	Pool FS1598	2.00%	04/01/52	23,762,180
217,974	Pool MA1146	4.00%	08/01/42	210,697
396,044	Pool MA1373	3.50%	03/01/43	371,501
399,477	Pool MA2077	3.50%	11/01/34	381,212
109,965	Pool MA2145	4.00%	01/01/45	105,916
452,033	Pool MA2670	3.00%	07/01/46	410,473
437,475	Pool MA2806	3.00%	11/01/46	398,112
12,160	Pool MA2896	3.50%	02/01/47	11,332
396,051	Pool MA3057	3.50%	07/01/47	368,999
177,768	Pool MA3088	4.00%	08/01/47	170,031
413,446	Pool MA3210	3.50%	12/01/47	385,131
4,649,526	Pool MA3238	3.50%	01/01/48	4,330,774
393,008	Pool MA3239	4.00%	01/01/48	375,902

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$194,572	Pool MA3276	3.50%	02/01/48	$180,907
560,883	Pool MA3332	3.50%	04/01/48	521,373
151,118	Pool MA3336	3.50%	04/01/38	144,120
99,821	Pool MA3410	3.50%	07/01/33	96,482
137,693	Pool MA3537	4.50%	12/01/48	135,693
573,553	Pool MA3846	3.00%	11/01/49	500,281
9,136,274	Pool MA4093	2.00%	08/01/40	7,925,565
6,275,071	Pool MA4128	2.00%	09/01/40	5,438,669
7,014,367	Pool MA4152	2.00%	10/01/40	6,042,568
3,758,106	Pool MA4176	2.00%	11/01/40	3,249,048
13,424,940	Pool MA4364	2.00%	06/01/41	11,548,071
18,534,710	Pool MA4548	2.50%	02/01/52	15,872,262
161,850,000	Pool TBA (a)	2.00%	06/15/53	133,104,673
179,000,000	Pool TBA (a)	2.50%	06/15/53	153,062,479
109,825,000	Pool TBA (a)	3.00%	06/15/53	97,501,862
51,975,000	Pool TBA (a)	3.50%	06/15/53	47,758,122
79,575,000	Pool TBA (a)	4.00%	06/15/53	75,185,941
133,450,000	Pool TBA (a)	4.50%	06/15/53	129,266,656
115,500,000	Pool TBA (a)	5.00%	06/15/53	113,783,290
80,050,000	Pool TBA (a)	5.50%	06/15/53	80,006,223
	Government National Mortgage Association
176,091	Pool MA1157	3.50%	07/20/43	166,825
517,585	Pool MA2825	3.00%	05/20/45	475,440
174,439	Pool MA3521	3.50%	03/20/46	164,272
7,396,785	Pool MA3662	3.00%	05/20/46	6,778,681
669,604	Pool MA3663	3.50%	05/20/46	631,213
451,775	Pool MA3735	3.00%	06/20/46	413,877
9,180,781	Pool MA3937	3.50%	09/20/46	8,651,436
126,520	Pool MA4069	3.50%	11/20/46	119,305
73,440	Pool MA4195	3.00%	01/20/47	67,120
87,439	Pool MA4196	3.50%	01/20/47	82,442
440,046	Pool MA4261	3.00%	02/20/47	402,312
112,450	Pool MA4262	3.50%	02/20/47	105,898
2,829,157	Pool MA4322	4.00%	03/20/47	2,729,334
2,996,488	Pool MA4382	3.50%	04/20/47	2,821,858
35,318	Pool MA4453	4.50%	05/20/47	34,969
37,709	Pool MA4586	3.50%	07/20/47	35,517
242,544	Pool MA4588	4.50%	07/20/47	239,698
664,554	Pool MA4651	3.00%	08/20/47	606,323
958,465	Pool MA4652	3.50%	08/20/47	902,096
331,253	Pool MA4719	3.50%	09/20/47	311,435
40,519	Pool MA4722	5.00%	09/20/47	40,676
33,080	Pool MA4777	3.00%	10/20/47	30,179
825,664	Pool MA4778	3.50%	10/20/47	776,948
792,065	Pool MA4836	3.00%	11/20/47	722,654
819,935	Pool MA4837	3.50%	11/20/47	771,150
275,241	Pool MA4838	4.00%	11/20/47	265,441
45,616	Pool MA4901	4.00%	12/20/47	43,992
212,327	Pool MA4961	3.00%	01/20/48	193,850

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$284,536	Pool MA4962	3.50%	01/20/48	$268,091
413,524	Pool MA4963	4.00%	01/20/48	398,789
208,420	Pool MA5078	4.00%	03/20/48	201,005
571,593	Pool MA5136	3.50%	04/20/48	537,639
435,544	Pool MA5399	4.50%	08/20/48	428,733
172,869	Pool MA5466	4.00%	09/20/48	165,721
45,546	Pool MA5467	4.50%	09/20/48	44,834
120,714	Pool MA5597	5.00%	11/20/48	121,093
137,968	Pool MA5976	3.50%	06/20/49	127,144
36,533	Pool MA6030	3.50%	07/20/49	33,594
204,487	Pool MA6080	3.00%	08/20/49	181,728
22,225,000	Pool TBA (a)	2.50%	06/15/53	19,449,045
17,325,000	Pool TBA (a)	4.50%	06/15/53	16,836,043
9,100,000	Pool TBA (a)	5.00%	06/15/53	8,987,494
31,050,000	Pool TBA (a)	2.50%	07/15/53	27,196,040
				1,415,181,692
	Total U.S. Government Agency Mortgage-Backed Securities			1,420,920,210
	(Cost $1,483,440,084)
U.S. GOVERNMENT BONDS AND NOTES — 31.2%
239,324,000	U.S. Treasury Bond	2.00%	11/15/41	176,048,043
50,705,000	U.S. Treasury Bond	2.38%	02/15/42	39,682,605
38,825,000	U.S. Treasury Bond	3.88%	05/15/43	38,130,397
123,460,000	U.S. Treasury Bond	3.63%	05/15/53	118,820,605
24,458,223	U.S. Treasury Inflation Indexed Bond (b)	1.25%	04/15/28	23,981,042
28,035,980	U.S. Treasury Inflation Indexed Bond (b)	1.13%	01/15/33	27,211,590
29,295,000	U.S. Treasury Note	3.88%	04/30/25	28,978,019
366,170,000	U.S. Treasury Note	4.25%	05/31/25	365,161,601
58,750,000	U.S. Treasury Note	3.63%	05/15/26	58,070,703
14,360,000	U.S. Treasury Note	3.63%	03/31/28	14,251,739
91,020,000	U.S. Treasury Note	3.50%	04/30/28	89,868,028
306,475,000	U.S. Treasury Note	3.63%	05/31/28	304,751,078
17,775,000	U.S. Treasury Note	3.38%	05/15/33	17,395,893
	Total U.S. Government Bonds and Notes			1,302,351,343
	(Cost $1,334,516,384)
CORPORATE BONDS AND NOTES — 21.8%
	Aerospace/Defense — 0.3%
3,208,000	BAE Systems Holdings, Inc. (c)	3.85%	12/15/25	3,100,426
8,500,000	Boeing (The) Co.	1.43%	02/04/24	8,246,962
1,610,000	Boeing (The) Co.	4.88%	05/01/25	1,594,372
				12,941,760
	Agriculture — 0.5%
3,715,000	BAT Capital Corp.	3.56%	08/15/27	3,417,314
1,400,000	BAT Capital Corp.	2.73%	03/25/31	1,117,795
4,530,000	BAT Capital Corp.	4.39%	08/15/37	3,585,278
1,855,000	BAT Capital Corp.	4.54%	08/15/47	1,330,990
409,000	BAT Capital Corp.	4.76%	09/06/49	303,360
2,143,000	BAT Capital Corp.	5.65%	03/16/52	1,835,036

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Agriculture (Continued)
$4,250,000	Reynolds American, Inc.	5.70%	08/15/35	$3,980,355
3,735,000	Reynolds American, Inc.	5.85%	08/15/45	3,267,715
				18,837,843
	Airlines — 0.4%
827,524	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	735,878
100,260	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	92,238
3,453,175	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	3,163,420
4,252,576	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	3,742,007
7,527,668	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	6,876,467
323,363	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	320,337
				14,930,347
	Banks — 6.1%
941,000	Bank of America Corp. (d)	3.42%	12/20/28	865,959
2,500,000	Bank of America Corp. (d)	2.69%	04/22/32	2,067,664
1,455,000	Bank of America Corp. (d)	2.57%	10/20/32	1,182,357
21,290,000	Bank of America Corp., Series N (d)	1.66%	03/11/27	19,239,178
8,965,000	Bank of America Corp., Medium-Term Note (d)	2.55%	02/04/28	8,122,338
1,345,000	Bank of America Corp., Medium-Term Note (d)	3.97%	03/05/29	1,269,912
11,320,000	Bank of America Corp., Medium-Term Note (d)	2.09%	06/14/29	9,702,353
2,839,000	Bank of America Corp., Medium-Term Note (d)	3.97%	02/07/30	2,636,083
5,265,000	Bank of America Corp., Medium-Term Note (d)	1.92%	10/24/31	4,162,418
2,180,000	Citigroup, Inc. (d)	0.98%	05/01/25	2,080,092
5,310,000	Citigroup, Inc. (d)	3.89%	01/10/28	5,057,685
2,375,000	Citigroup, Inc. (d)	3.52%	10/27/28	2,211,880
4,110,000	Citigroup, Inc. (d)	2.98%	11/05/30	3,564,229
2,000,000	Citigroup, Inc. (d)	2.67%	01/29/31	1,702,118
7,765,000	Citigroup, Inc. (d)	2.57%	06/03/31	6,507,227
720,000	Citigroup, Inc. (d)	2.56%	05/01/32	591,542
585,000	Citigroup, Inc. (d)	2.52%	11/03/32	472,490
15,187,000	Citigroup, Inc. (d)	3.06%	01/25/33	12,781,718
10,000,000	Goldman Sachs Group (The), Inc.	1.22%	12/06/23	9,781,231
1,995,000	Goldman Sachs Group (The), Inc. (d)	0.93%	10/21/24	1,954,788
950,000	Goldman Sachs Group (The), Inc. (d)	3.27%	09/29/25	919,105
18,965,000	Goldman Sachs Group (The), Inc. (d)	1.54%	09/10/27	16,738,048
845,000	Goldman Sachs Group (The), Inc. (d)	2.64%	02/24/28	766,585
265,000	Goldman Sachs Group (The), Inc. (d)	1.99%	01/27/32	209,535
6,615,000	Goldman Sachs Group (The), Inc. (d)	2.38%	07/21/32	5,331,142
3,265,000	Goldman Sachs Group (The), Inc. (d)	2.65%	10/21/32	2,676,462
13,465,000	JPMorgan Chase & Co. (d)	0.97%	06/23/25	12,808,995
8,015,000	JPMorgan Chase & Co. (d)	1.56%	12/10/25	7,522,170
1,895,000	JPMorgan Chase & Co. (d)	1.04%	02/04/27	1,695,249
10,455,000	JPMorgan Chase & Co. (d)	1.58%	04/22/27	9,397,413
1,445,000	JPMorgan Chase & Co. (d)	2.07%	06/01/29	1,251,326
2,625,000	JPMorgan Chase & Co. (d)	2.74%	10/15/30	2,276,296
3,900,000	JPMorgan Chase & Co. (d)	1.95%	02/04/32	3,107,858
3,145,000	JPMorgan Chase & Co. (d)	2.58%	04/22/32	2,619,989
3,020,000	JPMorgan Chase & Co. (d)	2.55%	11/08/32	2,477,129
495,000	Morgan Stanley (d)	0.99%	12/10/26	442,602
4,615,000	Morgan Stanley (d)	2.48%	09/16/36	3,487,070

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$7,135,000	Morgan Stanley, Global Medium-Term Note (d)	1.51%	07/20/27	$6,357,929
1,975,000	Morgan Stanley, Global Medium-Term Note (d)	2.24%	07/21/32	1,577,128
13,355,000	Morgan Stanley, Medium-Term Note (d)	1.16%	10/21/25	12,477,871
6,860,000	Morgan Stanley, Medium-Term Note (d)	1.93%	04/28/32	5,361,515
970,000	PNC Financial Services Group (The), Inc. (d)	6.04%	10/28/33	1,001,424
8,545,000	PNC Financial Services Group (The), Inc. (d)	5.07%	01/24/34	8,255,998
1,525,000	US Bancorp (d)	5.85%	10/21/33	1,539,995
9,835,000	US Bancorp (d)	4.84%	02/01/34	9,233,491
4,320,000	Wells Fargo & Co., Medium-Term Note (d)	2.16%	02/11/26	4,081,401
10,185,000	Wells Fargo & Co., Medium-Term Note (d)	3.53%	03/24/28	9,552,732
8,109,000	Wells Fargo & Co., Medium-Term Note (d)	2.39%	06/02/28	7,255,741
5,790,000	Wells Fargo & Co., Medium-Term Note (d)	2.88%	10/30/30	5,014,464
11,865,000	Wells Fargo & Co., Medium-Term Note (d)	3.35%	03/02/33	10,199,962
3,795,000	Wells Fargo & Co., Medium-Term Note (d)	4.90%	07/25/33	3,664,286
				255,254,173
	Beverages — 0.1%
4,300,000	Constellation Brands, Inc.	2.88%	05/01/30	3,754,297
2,500,000	Triton Water Holdings, Inc. (c)	6.25%	04/01/29	2,087,836
				5,842,133
	Biotechnology — 0.3%
2,010,000	Amgen, Inc.	5.25%	03/02/33	2,017,968
3,510,000	Amgen, Inc.	5.60%	03/02/43	3,479,831
1,412,000	Amgen, Inc.	4.40%	05/01/45	1,196,784
4,800,000	Amgen, Inc.	5.65%	03/02/53	4,805,219
1,510,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	1,217,894
				12,717,696
	Chemicals — 0.2%
5,543,000	International Flavors & Fragrances, Inc. (c)	2.30%	11/01/30	4,405,426
1,040,000	International Flavors & Fragrances, Inc. (c)	3.27%	11/15/40	719,027
3,234,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	2,692,304
1,395,000	International Flavors & Fragrances, Inc. (c)	3.47%	12/01/50	918,335
				8,735,092
	Commercial Services — 0.1%
1,730,000	Global Payments, Inc.	5.40%	08/15/32	1,686,580
2,366,000	Global Payments, Inc.	5.95%	08/15/52	2,209,480
1,000,000	WASH Multifamily Acquisition, Inc. (c)	5.75%	04/15/26	893,322
				4,789,382
	Computers — 0.1%
3,261,000	NCR Corp. (c)	5.25%	10/01/30	2,788,227
	Diversified Financial Services — 0.4%
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,800,578
940,000	Air Lease Corp.	3.38%	07/01/25	892,067
3,000,000	Air Lease Corp.	4.63%	10/01/28	2,819,183
360,000	Air Lease Corp., Medium-Term Note	2.30%	02/01/25	339,715
7,930,000	Capital One Financial Corp. (d)	1.34%	12/06/24	7,689,932
3,755,000	Discover Financial Services	3.95%	11/06/24	3,629,866
1,500,000	Jane Street Group/JSG Finance, Inc. (c)	4.50%	11/15/29	1,280,870
				18,452,211

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric — 2.2%
$4,128,000	Alliant Energy Finance LLC (c)	3.75%	06/15/23	$4,123,604
2,655,000	Alliant Energy Finance LLC (c)	1.40%	03/15/26	2,360,560
200,000	Ameren Illinois Co.	3.70%	12/01/47	160,438
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	2,229,044
12,605,000	Arizona Public Service Co.	6.35%	12/15/32	13,584,632
4,000,000	Baltimore Gas and Electric Co.	5.40%	06/01/53	4,013,619
750,000	Cleco Power LLC	6.00%	12/01/40	741,923
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	417,572
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,640,036
2,375,000	Duke Energy Carolinas LLC	5.35%	01/15/53	2,380,388
2,000,000	Duke Energy Corp.	3.85%	06/15/34	1,973,400
3,500,000	Duke Energy Progress LLC	5.25%	03/15/33	3,575,203
750,000	Entergy Texas, Inc.	3.45%	12/01/27	695,946
4,030,000	Eversource Energy	5.13%	05/15/33	3,988,918
9,101,000	FirstEnergy Transmission LLC (c)	2.87%	09/15/28	8,155,155
3,855,000	Interstate Power and Light Co.	2.30%	06/01/30	3,222,641
1,500,000	ITC Holdings Corp. (c)	2.95%	05/14/30	1,297,997
5,000,000	ITC Holdings Corp. (c) (e)	5.40%	06/01/33	5,008,105
1,750,000	Jersey Central Power & Light Co. (c)	4.30%	01/15/26	1,710,386
830,000	Metropolitan Edison Co. (c)	4.00%	04/15/25	797,265
2,253,000	Metropolitan Edison Co. (c)	4.30%	01/15/29	2,158,769
10,000,000	Niagara Mohawk Power Corp. (c)	3.03%	06/27/50	6,518,648
4,820,000	Oncor Electric Delivery Co. LLC (c)	4.95%	09/15/52	4,617,974
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	791,335
4,080,000	Puget Sound Energy, Inc.	5.45%	06/01/53	4,086,483
5,705,000	Southwestern Electric Power Co.	5.30%	04/01/33	5,667,521
3,480,000	Southwestern Public Service Co., Series 9	5.15%	06/01/52	3,218,070
700,000	Trans-Allegheny Interstate Line Co. (c)	3.85%	06/01/25	679,549
2,310,000	Tucson Electric Power Co.	5.50%	04/15/53	2,274,512
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,347,446
				93,437,139
	Entertainment — 0.4%
9,840,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	7,967,184
11,190,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	8,741,384
				16,708,568
	Food — 0.2%
1,000,000	Pilgrim's Pride Corp. (c)	5.88%	09/30/27	981,371
4,075,000	Pilgrim's Pride Corp.	3.50%	03/01/32	3,260,142
2,500,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (c)	4.63%	03/01/29	2,034,150
				6,275,663
	Gas — 0.3%
2,180,000	KeySpan Gas East Corp. (c)	5.99%	03/06/33	2,213,119
4,305,000	NiSource, Inc. (e)	5.40%	06/30/33	4,318,325
500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	337,902
3,856,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	3,945,822
200,000	Spire, Inc.	3.54%	02/27/24	196,575
				11,011,743

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Products — 0.2%
$525,000	Alcon Finance Corp. (c)	2.75%	09/23/26	$487,989
1,500,000	Alcon Finance Corp. (c)	2.60%	05/27/30	1,288,885
3,015,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	2,638,297
5,000,000	Revvity, Inc.	2.55%	03/15/31	4,115,694
				8,530,865
	Healthcare-Services — 1.6%
2,105,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	1,694,198
1,845,000	Centene Corp.	4.25%	12/15/27	1,735,555
9,311,000	Centene Corp.	2.45%	07/15/28	8,008,670
2,982,000	Centene Corp.	3.00%	10/15/30	2,497,574
2,135,000	CommonSpirit Health	2.76%	10/01/24	2,064,163
1,520,000	CommonSpirit Health	3.35%	10/01/29	1,355,069
475,000	CommonSpirit Health	2.78%	10/01/30	403,618
3,250,000	HCA, Inc. (c)	3.13%	03/15/27	3,009,249
8,233,000	HCA, Inc.	4.13%	06/15/29	7,647,361
3,800,000	HCA, Inc.	3.50%	09/01/30	3,361,931
9,248,000	HCA, Inc. (c)	3.63%	03/15/32	8,064,811
1,061,000	HCA, Inc. (c)	4.63%	03/15/52	855,099
7,530,000	IQVIA, Inc. (c)	5.70%	05/15/28	7,577,063
1,719,000	ModivCare Escrow Issuer, Inc. (c)	5.00%	10/01/29	1,309,113
8,228,000	Molina Healthcare, Inc. (c)	3.88%	05/15/32	6,866,425
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	171,507
5,910,000	Providence St Joseph Health Obligated Group	5.40%	10/01/33	5,854,639
1,076,000	Tenet Healthcare Corp.	4.63%	07/15/24	1,076,000
160,000	UnitedHealth Group, Inc.	4.45%	12/15/48	144,167
2,630,000	Universal Health Services, Inc.	1.65%	09/01/26	2,317,400
				66,013,612
	Insurance — 1.3%
3,505,000	Arthur J Gallagher & Co.	5.75%	03/02/53	3,499,223
5,090,000	Athene Global Funding, SOFR Compounded Index + 0.70% (c) (f)	5.79%	05/24/24	5,032,023
2,145,000	Athene Global Funding (c)	3.21%	03/08/27	1,946,585
5,585,000	Athene Global Funding (c)	1.99%	08/19/28	4,494,629
2,605,000	Athene Global Funding (c)	2.72%	01/07/29	2,151,682
1,650,000	Farmers Exchange Capital (c)	7.05%	07/15/28	1,691,402
2,200,000	Farmers Exchange Capital II (c) (d)	6.15%	11/01/53	2,139,999
1,770,000	Farmers Exchange Capital III (c) (d)	5.45%	10/15/54	1,610,952
600,000	Farmers Insurance Exchange (c)	8.63%	05/01/24	611,288
3,495,000	Farmers Insurance Exchange (c) (d)	4.75%	11/01/57	2,721,003
4,645,000	Metropolitan Life Global Funding I (c)	3.45%	12/18/26	4,387,572
2,380,000	Metropolitan Life Global Funding I (c)	5.15%	03/28/33	2,376,538
7,000,000	National General Holdings Corp. (c)	6.75%	05/15/24	6,969,987
1,525,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (c) (f)	7.16%	12/15/24	1,523,543
1,665,000	New York Life Insurance Co. (c)	3.75%	05/15/50	1,266,984
1,790,000	Teachers Insurance & Annuity Association of America (c)	4.90%	09/15/44	1,631,331
3,910,000	Teachers Insurance & Annuity Association of America (c)	4.27%	05/15/47	3,238,419
1,980,000	Teachers Insurance & Annuity Association of America (c) (d)	4.38%	09/15/54	1,919,973
6,015,000	Willis North America, Inc.	5.35%	05/15/33	5,923,514
				55,136,647

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Internet — 0.2%
$1,905,000	Meta Platforms, Inc.	4.45%	08/15/52	$1,613,239
6,200,000	Meta Platforms, Inc.	5.60%	05/15/53	6,200,819
1,945,000	Netflix, Inc.	4.63%	05/15/29	2,122,331
375,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. (c)	4.75%	04/30/27	319,999
				10,256,388
	Investment Companies — 0.1%
1,316,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	6.25%	05/15/26	1,154,700
2,322,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	5.25%	05/15/27	1,916,181
				3,070,881
	Lodging — 0.1%
4,385,000	Hyatt Hotels Corp.	1.80%	10/01/24	4,160,314
	Media — 0.8%
875,000	Cable One, Inc. (c)	4.00%	11/15/30	685,563
1,475,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	1,450,919
1,410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	1,062,593
1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	1,241,784
6,920,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	5,527,075
1,960,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	1,529,805
3,570,000	Cox Communications, Inc. (c)	2.60%	06/15/31	2,912,345
4,670,000	Cox Enterprises, Inc. (c)	7.38%	07/15/27	4,928,429
5,000,000	CSC Holdings LLC (c)	6.50%	02/01/29	3,942,791
2,000,000	CSC Holdings LLC (c)	5.75%	01/15/30	883,090
5,278,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (c) (g)	5.38%	08/15/26	234,953
8,320,000	Time Warner Cable LLC	5.50%	09/01/41	6,884,044
				31,283,391
	Miscellaneous Manufacturing — 0.0%
943,000	General Electric Co., Medium-Term Note, 3 Mo. LIBOR + 0.38% (f)	5.71%	05/05/26	937,168
	Oil & Gas — 0.0%
19,000	Hess Corp.	5.60%	02/15/41	17,922
	Packaging & Containers — 0.4%
3,000,000	Amcor Finance USA, Inc.	3.63%	04/28/26	2,864,750
1,000,000	Amcor Flexibles North America, Inc.	2.63%	06/19/30	834,758
4,157,000	Berry Global, Inc.	1.57%	01/15/26	3,767,822
2,125,000	Berry Global, Inc. (c)	4.88%	07/15/26	2,058,638
2,650,000	Berry Global, Inc.	1.65%	01/15/27	2,306,913
3,670,000	WRKCo, Inc.	3.00%	06/15/33	2,978,036
				14,810,917
	Pharmaceuticals — 0.7%
1,045,000	Bayer US Finance II LLC (c)	3.38%	07/15/24	1,019,805
625,000	Bayer US Finance II LLC (c)	2.85%	04/15/25	591,782
7,880,000	Bayer US Finance II LLC (c)	4.25%	12/15/25	7,653,104
3,160,000	Bayer US Finance II LLC (c)	4.38%	12/15/28	3,042,960
815,000	Bayer US Finance II LLC (c)	4.63%	06/25/38	717,269

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$1,750,000	Bayer US Finance II LLC (c)	4.40%	07/15/44	$1,401,672
2,540,000	Bayer US Finance II LLC (c)	4.88%	06/25/48	2,208,981
2,107,000	Becton Dickinson and Co.	3.73%	12/15/24	2,057,999
2,000,000	Cigna Group (The)	3.40%	03/01/27	1,903,040
75,000	Cigna Group (The)	3.05%	10/15/27	70,058
1,225,000	CVS Health Corp.	1.75%	08/21/30	985,436
1,850,000	CVS Health Corp.	5.13%	07/20/45	1,687,079
8,430,000	CVS Health Corp.	5.05%	03/25/48	7,621,413
				30,960,598
	Pipelines — 0.5%
3,200,000	Energy Transfer L.P.	4.90%	03/15/35	2,930,533
260,000	Energy Transfer L.P.	5.15%	03/15/45	218,608
2,600,000	Energy Transfer L.P.	6.13%	12/15/45	2,427,078
3,606,000	Energy Transfer L.P.	5.40%	10/01/47	3,105,758
3,980,000	Energy Transfer L.P.	5.00%	05/15/50	3,260,246
3,640,000	NGPL PipeCo LLC (c)	4.88%	08/15/27	3,484,598
425,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	376,352
1,350,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.80%	09/15/30	1,200,558
716,000	Rockies Express Pipeline LLC (c)	4.95%	07/15/29	643,512
1,500,000	Rockies Express Pipeline LLC (c)	4.80%	05/15/30	1,297,560
1,360,000	Rockies Express Pipeline LLC (c)	6.88%	04/15/40	1,171,198
158,000	Sabine Pass Liquefaction LLC	4.50%	05/15/30	149,482
221,000	Williams (The) Cos., Inc.	5.75%	06/24/44	212,185
				20,477,668
	Real Estate Investment Trusts — 1.8%
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	581,241
500,000	American Assets Trust L.P.	3.38%	02/01/31	391,798
170,000	American Homes 4 Rent L.P.	3.63%	04/15/32	147,143
4,665,000	American Homes 4 Rent L.P.	3.38%	07/15/51	2,995,757
435,000	American Homes 4 Rent L.P.	4.30%	04/15/52	329,047
3,230,000	American Tower Corp.	2.70%	04/15/31	2,690,681
750,000	American Tower Corp.	1.00%	01/15/32	601,251
3,500,000	American Tower Corp.	5.65%	03/15/33	3,558,090
4,000,000	American Tower Corp.	5.55%	07/15/33	4,027,991
5,340,000	Crown Castle, Inc.	5.10%	05/01/33	5,260,406
750,000	CubeSmart L.P.	4.38%	02/15/29	713,860
1,135,000	CubeSmart L.P.	2.50%	02/15/32	906,598
543,000	Extra Space Storage L.P.	3.90%	04/01/29	501,225
615,000	Extra Space Storage L.P.	2.55%	06/01/31	499,996
3,610,000	Extra Space Storage L.P.	2.35%	03/15/32	2,837,176
1,210,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	1,158,658
10,755,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	9,376,266
1,763,000	GLP Capital L.P. / GLP Financing II, Inc.	3.25%	01/15/32	1,430,753
895,000	Healthcare Realty Holdings L.P.	3.63%	01/15/28	800,744
2,000,000	Healthcare Realty Holdings L.P.	3.10%	02/15/30	1,711,988
6,805,000	Healthcare Realty Holdings L.P.	2.00%	03/15/31	5,224,848
453,000	Healthcare Realty Holdings L.P.	2.05%	03/15/31	342,418
4,705,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	3,452,531
1,735,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	1,238,113

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$1,135,000	Hudson Pacific Properties L.P.	3.25%	01/15/30	$728,568
890,000	Invitation Homes Operating Partnership L.P.	2.30%	11/15/28	750,215
2,825,000	Invitation Homes Operating Partnership L.P.	2.00%	08/15/31	2,156,275
1,392,000	Invitation Homes Operating Partnership L.P.	2.70%	01/15/34	1,054,184
860,000	Kilroy Realty L.P.	2.50%	11/15/32	575,686
1,093,000	Kilroy Realty L.P.	2.65%	11/15/33	724,567
1,135,000	Life Storage L.P.	2.20%	10/15/30	916,705
535,000	Life Storage L.P.	2.40%	10/15/31	427,279
1,605,000	LXP Industrial Trust	2.70%	09/15/30	1,290,302
1,837,000	LXP Industrial Trust	2.38%	10/01/31	1,397,908
475,000	Physicians Realty L.P.	4.30%	03/15/27	450,304
54,000	Physicians Realty L.P.	3.95%	01/15/28	49,830
670,000	Piedmont Operating Partnership L.P.	3.15%	08/15/30	495,338
3,000,000	Prologis Euro Finance LLC, Medium-Term Note	4.25%	01/31/43	2,942,911
1,000,000	Ventas Realty L.P.	2.65%	01/15/25	943,029
100,000	VICI Properties L.P.	4.95%	02/15/30	93,151
5,984,000	VICI Properties L.P.	5.13%	05/15/32	5,592,302
350,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.63%	06/15/25	338,122
1,275,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.50%	09/01/26	1,209,682
55,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	3.75%	02/15/27	51,001
867,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.50%	01/15/28	806,440
2,675,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	3.88%	02/15/29	2,367,131
600,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.13%	08/15/30	526,524
				76,666,033
	Retail — 0.3%
7,335,000	7-Eleven, Inc. (c)	0.80%	02/10/24	7,074,774
1,000,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (c)	6.75%	01/15/30	814,668
5,035,000	Michaels (The) Cos., Inc. (c)	7.88%	05/01/29	3,099,244
				10,988,686
	Semiconductors — 0.1%
2,540,000	Broadcom, Inc. (c)	3.42%	04/15/33	2,110,508
2,000,000	Broadcom, Inc. (c)	3.47%	04/15/34	1,632,643
				3,743,151
	Software — 0.5%
1,400,000	Fiserv, Inc.	2.25%	06/01/27	1,265,345
510,000	Fiserv, Inc.	2.65%	06/01/30	438,163
5,485,000	Fiserv, Inc.	5.60%	03/02/33	5,622,213
3,000,000	Oracle Corp.	4.13%	05/15/45	2,315,970
2,050,000	Oracle Corp.	4.00%	11/15/47	1,528,992
5,015,000	Oracle Corp.	3.60%	04/01/50	3,463,750
8,372,000	Oracle Corp.	3.95%	03/25/51	6,144,644
1,510,000	Oracle Corp.	6.90%	11/09/52	1,645,545
				22,424,622
	Telecommunications — 1.6%
3,175,000	AT&T, Inc.	4.50%	05/15/35	2,927,623
3,500,000	AT&T, Inc.	5.25%	03/01/37	3,442,765
145,000	AT&T, Inc.	4.30%	12/15/42	122,095
1,200,000	AT&T, Inc.	4.75%	05/15/46	1,042,672

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$3,880,000	AT&T, Inc.	4.50%	03/09/48	$3,252,647
4,000,000	CommScope, Inc. (c)	4.75%	09/01/29	3,155,525
2,000,000	Frontier Communications Holdings LLC (c)	5.00%	05/01/28	1,676,891
1,500,000	Frontier Communications Holdings LLC (c)	8.75%	05/15/30	1,403,977
2,166,000	Frontier Communications Holdings LLC (c)	8.63%	03/15/31	2,000,950
4,525,000	Level 3 Financing, Inc. (c)	3.75%	07/15/29	2,455,387
4,500,000	SES GLOBAL Americas Holdings, Inc. (c)	5.30%	03/25/44	3,370,699
3,280,000	Sprint Capital Corp.	8.75%	03/15/32	3,987,879
1,852,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)	4.74%	03/20/25	1,834,538
21,145,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)	5.15%	03/20/28	20,997,321
3,415,000	T-Mobile USA, Inc.	3.75%	04/15/27	3,245,180
6,980,000	T-Mobile USA, Inc.	3.88%	04/15/30	6,478,386
6,231,000	T-Mobile USA, Inc.	2.55%	02/15/31	5,215,456
350,000	T-Mobile USA, Inc.	5.05%	07/15/33	345,281
750,000	T-Mobile USA, Inc.	4.50%	04/15/50	639,831
				67,595,103
	Total Corporate Bonds and Notes			909,795,943
	(Cost $1,000,577,228)
ASSET-BACKED SECURITIES — 10.1%
	ACE Securities Corp. Home Equity Loan Trust
14,372,765	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (f)	5.44%	01/25/37	7,896,909
12,664,298	Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (f)	5.35%	02/25/37	5,600,352
	AGL CLO Ltd.
13,000,000	Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (c) (f)	6.41%	07/20/34	12,719,645
	AMSR Trust
5,000,000	Series 2021-SFR3, Class G (c)	3.80%	10/17/38	4,237,237
	Argent Securities, Inc.
95,833	Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.74% (f)	5.87%	10/25/35	93,201
	Asset Backed Funding Certificates Trust
8,211,547	Series 2006-HE1, Class A2B, 1 Mo. LIBOR + 0.11% (f)	5.25%	01/25/37	4,829,628
	Bardot CLO Ltd.
10,400,000	Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.60% (c) (f)	6.87%	10/22/32	10,094,559
	Barings CLO Ltd.
12,500,000	Series 2019-2A, Class A2R, 3 Mo. LIBOR + 1.70% (c) (f)	6.96%	04/15/36	11,985,286
	Brazos Higher Education Authority, Inc.
231,835	Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (f)	6.26%	10/27/36	229,489
	Carrington Mortgage Loan Trust
18,000,000	Series 2006-NC4, Class A4, 1 Mo. LIBOR + 0.24% (f)	5.38%	10/25/36	14,836,253
468,410	Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.53% (f)	5.66%	02/25/36	455,444
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (c)	(h)	09/10/29	12,977,802
	CF Hippolyta Issuer LLC
9,255,361	Series 2020-1, Class A1 (c)	1.69%	07/15/60	8,367,180
	CIFC Funding Ltd.
5,610,000	Series 2021-7A, Class A1, 3 Mo. LIBOR + 1.13% (c) (f)	6.40%	01/23/35	5,490,142
	CIM Trust
16,784,076	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (c) (i)	6.00%	06/25/62	16,522,269

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Citigroup Mortgage Loan Trust
$183,802	Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.44% (f)	5.57%	08/25/36	$182,818
	Dryden Senior Loan Fund
754,284	Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (c) (f)	6.16%	04/15/29	748,192
539,859	Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (c) (f)	6.52%	08/15/30	535,135
	ECMC Group Student Loan Trust
1,420,256	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (c) (f)	6.19%	05/25/67	1,381,344
	EFS Volunteer No 3 LLC
62,464	Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (c) (f)	6.14%	04/25/33	62,068
	Elmwood CLO VI Ltd.
13,400,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (c) (f)	6.90%	10/20/34	12,816,958
	First Franklin Mortgage Loan Trust
15,942,729	Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.32% (f)	5.46%	10/25/36	10,848,152
11,910,427	Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (f)	5.28%	03/25/37	6,598,806
	GE-WMC Mortgage Securities LLC
336,059	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (f)	5.80%	10/25/35	322,766
	GoldenTree Loan Management US CLO Ltd.
5,000,000	Series 2020-8A, Class AR, 3 Mo. LIBOR + 1.15% (c) (f)	6.40%	10/20/34	4,887,554
	GSAMP Trust
12,747,688	Series 2006-NC2, Class A2C, 1 Mo. LIBOR + 0.30% (f)	5.44%	06/25/36	6,840,370
9,184,472	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (f)	5.28%	01/25/37	5,462,260
	JP Morgan Mortgage Acquisition Trust
2,184,898	Series 2006-WF1, Class A6	6.50%	07/25/36	645,570
17,572,134	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (f)	5.44%	07/25/36	8,038,490
18,591,995	Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.50% (f)	5.64%	07/25/36	8,571,309
154,210	Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (f)	5.42%	01/25/37	152,982
	Lehman XS Trust
2,796,730	Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.52% (f)	5.66%	05/25/46	2,492,560
	Long Beach Mortgage Loan Trust
400,772	Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.44% (f)	5.58%	02/25/36	387,695
	Magnetite VII Ltd.
3,222,879	Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (c) (f)	6.06%	01/15/28	3,196,290
	Mastr Asset Backed Securities Trust
6,994,289	Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.10% (f)	5.24%	08/25/36	2,579,696
	Merrill Lynch First Franklin Mortgage Loan Trust
269,281	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.26% (f)	5.40%	06/25/37	210,290
	Mid-State Trust
93,353	Series 11, Class A1	4.86%	07/15/38	90,669
	Morgan Stanley ABS Capital I, Inc. Trust
9,968,355	Series 2006-HE4, Class A3, 1 Mo. LIBOR + 0.30% (f)	5.44%	06/25/36	5,345,365
5,390,464	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (f)	5.24%	10/25/36	2,410,275
244,093	Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.57% (f)	5.71%	12/25/35	239,998
5,792,794	Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (f)	5.37%	11/25/36	3,305,343
25,625,587	Series 2007-HE2, Class A2D, 1 Mo. LIBOR + 0.21% (f)	5.35%	01/25/37	12,042,450
6,300,085	Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (f)	5.40%	05/25/37	4,575,794
	Navient Student Loan Trust
177,253	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (f)	5.65%	06/25/31	173,130
3,288,944	Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (c) (f)	6.39%	06/25/65	3,249,126
282,769	Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (c) (f)	6.19%	07/26/66	279,623
	New Century Home Equity Loan Trust
434,283	Series 2005-4, Class M3, 1 Mo. LIBOR + 0.83% (f)	5.96%	09/25/35	430,278

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	New Residential Mortgage Loan Trust
$16,615,000	Series 2022-SFR2, Class B (c)	3.75%	09/04/39	$15,148,106
15,000,000	Series 2022-SFR2, Class E1 (c)	4.00%	09/04/39	12,788,985
	OCP CLO Ltd.
6,200,000	Series 2020-19A, Class AR, 3 Mo. LIBOR + 1.15% (c) (f)	6.40%	10/20/34	6,071,039
8,530,000	Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (c) (f)	6.95%	07/20/34	8,176,630
	Octagon Investment Partners 46 Ltd.
14,000,000	Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (c) (f)	6.42%	07/15/36	13,637,911
	OHA Credit Funding 4 Ltd.
12,685,000	Series 2019-4A, Class BR, 3 Mo. LIBOR + 1.65% (c) (f)	6.92%	10/22/36	12,185,766
	Progress Residential Trust
9,120,000	Series 2021-SFR2, Class G (c)	4.25%	04/19/38	7,958,181
4,130,000	Series 2021-SFR3, Class G (c)	4.25%	05/17/26	3,613,775
	Rad CLO 14 Ltd.
10,000,000	Series 2021-14A, Class B, 3 Mo. LIBOR + 1.65% (c) (f)	6.91%	01/15/35	9,673,036
	Residential Asset Securities Corp.
72,286	Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (f)	5.00%	04/25/36	71,155
544,069	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (f)	4.25%	04/25/36	534,668
	Rockford Tower CLO Ltd.
9,537,500	Series 2017-3A, Class A, 3 Mo. LIBOR + 1.19% (c) (f)	6.44%	10/20/30	9,437,570
	Saxon Asset Securities Trust
540,642	Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (f)	5.38%	05/25/47	383,890
	Securitized Asset-Backed Receivables LLC Trust
22,551,180	Series 2006-WM4, Class A1, 1 Mo. LIBOR + 0.38% (c) (f)	5.52%	11/25/36	11,661,951
	Skyline Aircraft Finance LLC
12,232,697	Series 2020-1, Class A (j) (k)	3.23%	05/10/38	10,986,185
	SLC Student Loan Trust
1,025,531	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (f)	6.47%	12/15/32	1,024,464
	SLM Student Loan Trust
381,927	Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (f)	5.86%	01/25/41	376,182
80,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (f)	6.01%	10/27/70	68,502
130,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (f)	6.46%	01/25/83	129,158
700,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (f)	6.46%	04/26/83	609,336
3,680,097	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (f)	6.36%	07/25/23	3,593,552
320,000	Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (f)	7.11%	07/26/83	295,452
557,229	Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (f)	5.84%	01/25/29	533,795
534,654	Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (f)	5.79%	12/27/38	525,525
198,183	Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (f)	5.89%	05/26/26	190,030
2,941,746	Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (f)	5.79%	05/26/26	2,808,005
555,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (f)	6.94%	09/25/43	510,872
103,845	Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (f)	5.59%	06/25/43	101,204
	Soundview Home Loan Trust
6,056,560	Series 2007-OPT4, Class 1A1, 1 Mo. LIBOR + 1.00% (f)	6.14%	09/25/37	4,240,545
	Structured Asset Investment Loan Trust
580,798	Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (f)	5.94%	07/25/34	563,692
33,498	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (f)	5.87%	03/25/35	33,566
	Structured Asset Securities Corp. Mortgage Loan Trust
698,430	Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (f)	6.07%	05/25/35	698,866
	TAL Advantage VII LLC
8,640,000	Series 2020-1A, Class A (c)	2.05%	09/20/45	7,684,775

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	TIF Funding II LLC
$7,614,500	Series 2020-1A, Class A (c)	2.09%	08/20/45	$6,721,139
	Trestles CLO V Ltd.
13,000,000	Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (c) (f)	6.42%	10/20/34	12,723,750
	Voya CLO Ltd.
13,000,000	Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.15% (c) (f)	6.41%	07/16/34	12,659,500
	Wachovia Student Loan Trust
556,876	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (c) (f)	5.43%	04/25/40	532,429
	WaMu Asset-Backed Certificates WaMu Trust
1,061,045	Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (f)	5.25%	04/25/37	408,129
3,682,008	Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (f)	5.33%	04/25/37	1,425,834
7,890,016	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (f)	5.39%	04/25/37	3,068,688
	Wellman Park CLO Ltd.
11,650,000	Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (c) (f)	6.86%	07/15/34	11,228,681
	Total Asset-Backed Securities			420,523,271
	(Cost $460,464,511)
MORTGAGE-BACKED SECURITIES — 9.9%
	Collateralized Mortgage Obligations — 6.9%
	Ajax Mortgage Loan Trust
2,386,635	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (c) (i)	2.86%	07/25/59	2,262,933
	Alternative Loan Trust
4,983,891	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (f)	5.62%	06/25/35	4,280,934
5,585,005	Series 2005-56, Class 1A1, 1 Mo. LIBOR + 1.46% (f)	6.60%	11/25/35	5,125,382
5,408,139	Series 2005-67CB, Class A1	5.50%	01/25/36	4,180,267
2,553,676	Series 2007-13, Class A1	6.00%	06/25/47	1,404,324
	American Home Mortgage Assets Trust
11,978,337	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (f)	4.44%	02/25/47	4,944,352
	American Home Mortgage Investment Trust
1,571,688	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (f)	5.72%	11/25/45	1,393,392
	Banc of America Funding Trust
404,939	Series 2014-R6, Class 2A13 (c) (l)	5.28%	07/26/36	392,930
	Bear Stearns Mortgage Funding Trust
90,935	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.42% (f)	5.56%	07/25/36	81,747
2,217,454	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (f)	5.32%	10/25/36	1,878,293
3,062,641	Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (f)	5.33%	01/25/37	2,775,586
162,993	Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (f)	5.30%	06/25/47	136,960
	CIM Trust
2,761,427	Series 2019-R1, Class A (c)	3.25%	10/25/58	2,408,462
3,110,336	Series 2019-R4, Class A1 (c)	3.00%	10/25/59	2,855,023
5,035,937	Series 2020-R3, Class A1A (c)	4.00%	01/26/60	4,686,960
21,112,000	Series 2020-R7, Class A1B (c) (m)	2.25%	12/27/61	14,617,744
4,899,401	Series 2021-NR3, Class A1, steps up to 5.57% on 04/01/24 (c) (i)	2.57%	06/25/57	4,671,734
16,676,142	Series 2021-NR4, Class A1, steps up to 5.82% on 10/25/24 (c) (i)	2.82%	10/25/61	15,622,018
14,627,992	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	12,982,111
15,597,487	Series 2023-R1, Class A1A (c)	5.40%	04/25/62	14,254,713
15,344,890	Series 2023-R3, Class A1A (c)	4.50%	01/25/63	13,985,955
	Connecticut Avenue Securities Trust
7,254,368	Series 2019-R04, Class 2B1, 1 Mo. LIBOR + 5.25% (c) (f)	10.39%	06/25/39	7,618,755
6,500,000	Series 2021-R01, Class 1B1, 30 Day Average SOFR + 3.10% (c) (f)	8.07%	10/25/41	6,370,677

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Credit Suisse Mortgage Trust
$8,803,991	Series 2007-2, Class 1A4	5.75%	03/25/37	$5,028,088
26,572,128	Series 2007-3, Class 1A1A	5.84%	04/25/37	6,607,197
14,244,096	Series 2021-RP11 (c)	3.78%	10/25/61	10,340,247
	CSMCM Trust
610,586	Series 2021-RPL11 (c)	3.78%	10/27/61	462,358
	GMACM Mortgage Loan Trust
1,287,655	Series 2006-AR1, Class 1A1 (l)	3.28%	04/19/36	1,007,143
1,186,350	Series 2006-J1, Class A4	5.75%	04/25/36	1,030,945
	GreenPoint Mortgage Funding Trust
67,122	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (f)	5.72%	02/25/36	58,236
	GSR Mortgage Loan Trust
21,406,942	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (f)	5.66%	08/25/46	5,633,072
	HarborView Mortgage Loan Trust
173,082	Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.62% (f)	5.75%	11/19/35	125,452
1,088,099	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 2.00% (f)	7.14%	10/25/37	858,846
	HomeBanc Mortgage Trust
557,567	Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (f)	5.88%	12/25/34	522,845
	Impac CMB Trust
150,726	Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (f)	5.66%	04/25/35	141,949
488,562	Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.27% (f)	5.04%	05/25/35	452,704
	IndyMac INDX Mortgage Loan Trust
1,242,490	Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.60% (f)	5.74%	07/25/35	1,011,784
15,778,190	Series 2005-AR29, Class A1 (l)	3.55%	01/25/36	12,347,538
2,961,410	Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.40% (f)	5.54%	06/25/46	2,374,962
3,595,900	Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (f)	5.39%	07/25/37	3,159,452
	JP Morgan Mortgage Trust
1,459,677	Series 2006-A4, Class 1A1 (l)	3.98%	06/25/36	1,051,164
	Lehman XS Trust
233,590	Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.38% (f)	5.52%	11/25/46	202,951
4,451,871	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.94% (f)	6.08%	09/25/47	4,066,233
2,245,037	Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.80% (f)	5.94%	09/25/47	1,908,121
	Merrill Lynch Alternative Note Asset Trust
3,084,179	Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (f)	5.33%	07/25/47	2,777,138
	Morgan Stanley Mortgage Loan Trust
21,795	Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (f)	5.40%	04/25/35	20,340
	MortgageIT Trust
42,982	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (f)	5.66%	12/25/35	40,924
	Nomura Resecuritization Trust
400,828	Series 2015-5R, Class 1A1 (c)	4.00%	08/26/37	398,136
	OBX Trust
4,267,195	Series 2021-NQM2, Class A1 (c)	1.10%	05/25/61	3,423,463
10,586,707	Series 2021-NQM3, Class A1 (c)	1.05%	07/25/61	8,135,550
	Opteum Mortgage Acceptance Corp.
847,560	Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.76% (f)	5.90%	12/25/35	783,536
264,833	Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.42% (f)	5.56%	04/25/36	230,682
	Pretium Mortgage Credit Partners LLC
10,035,701	Series 2022-RN3, Class A1 (c)	5.00%	08/25/52	10,046,271
	PRKCM Trust
16,016,295	Series 2021-AFC2, Class A1 (c)	2.07%	11/25/56	13,407,996

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC
$9,542,549	Series 2021-7, Class A1, steps up to 4.87% on 08/25/24 (c) (i)	1.87%	08/25/26	$8,838,754
17,979,606	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (c) (i)	2.49%	10/25/26	16,788,927
	RALI Trust
6,291,226	Series 2007-QS7, Class 1A1	6.00%	05/25/37	5,148,847
3,024,192	Series 2007-QS9, Class A33	6.50%	07/25/37	2,475,420
	RFMSI Trust
6,448,409	Series 2007-S6, Class 1A4	6.00%	06/25/37	4,956,430
	Structured Adjustable Rate Mortgage Loan Trust
16,372	Series 2004-12, Class 3A1 (l)	5.13%	09/25/34	15,810
22,936,287	Series 2006-2, Class 4A1 (l)	4.23%	03/25/36	14,475,735
	Structured Asset Mortgage Investments II Trust
1,430,420	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (f)	5.60%	02/25/36	1,201,513
4,388,078	Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (f)	5.56%	08/25/36	3,597,529
3,197,257	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (f)	5.24%	08/25/47	2,880,306
	WaMu Mortgage Pass-Through Certificates Trust
67,785	Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (f)	5.82%	01/25/45	64,355
140,461	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.52% (f)	5.66%	11/25/45	130,194
178,762	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (f)	4.74%	02/25/46	159,583
276,376	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (f)	3.89%	05/25/46	258,356
				287,578,334
	Commercial Mortgage-Backed Securities — 3.0%
	BX Commercial Mortgage Trust
8,534,034	Series 2019-XL, Class A, 1 Mo. CME Term SOFR + 1.03% (c) (f)	6.09%	10/15/36	8,479,418
3,800,000	Series 2020-VIV2, Class C (c) (l)	3.54%	03/09/44	3,167,050
6,600,000	Series 2020-VIVA, Class D (c) (l)	3.55%	03/11/44	5,336,279
4,000,000	Series 2021-ARIA, Class F, 1 Mo. LIBOR + 2.59% (c) (f)	7.70%	10/15/36	3,721,707
4,633,575	Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (c) (f)	9.00%	10/15/38	4,277,322
	BXHPP Trust
5,200,000	Series 2021-FILM, Class E, 1 Mo. LIBOR + 2.00% (c) (f)	7.11%	08/15/36	4,478,922
	BXP Trust
8,500,000	Series 2017-CC, Class B (c) (l)	3.55%	08/13/37	7,190,583
	BXSC Commercial Mortgage Trust
8,450,000	Series 2022-WSS, Class D, 1 Mo. CME Term SOFR + 3.19% (c) (f)	8.25%	03/15/35	8,263,104
	CAMB Commercial Mortgage Trust
9,150,000	Series 2019-LIFE, Class F, 1 Mo. LIBOR + 2.55% (c) (f)	7.66%	12/15/37	8,820,840
	Century Plaza Towers
3,500,000	Series 2019-CPT, Class A (c)	2.87%	11/13/39	2,858,283
	DROP Mortgage Trust
12,284,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (c) (f)	6.81%	10/15/43	10,952,853
	Life Mortgage Trust
7,863,761	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + 3.06% (c) (f)	8.12%	03/15/38	7,423,504
	Manhattan West
3,855,000	Series 2020-1MW, Class A (c)	2.13%	09/10/39	3,339,012

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Med Trust
$6,966,566	Series 2021-MDLN, Class D, 1 Mo. LIBOR + 2.00% (c) (f)	7.11%	11/15/38	$6,668,467
	MSCG Trust
12,732,060	Series 2018-SELF, Class F, 1 Mo. LIBOR + 3.05% (c) (f)	8.16%	10/15/37	12,203,829
	MSDB Trust
4,800,000	Series 2017-712F, Class A (c) (l)	3.32%	07/11/39	4,171,924
	NCMF Trust
10,000,000	Series 2022-MFP, Class C, 1 Mo. CME Term SOFR + 2.84% (c) (f)	7.90%	03/15/39	9,747,322
	SFAVE Commercial Mortgage Securities Trust
9,265,000	Series 2015-5AVE, Class A2A (c) (l)	3.66%	01/05/43	6,717,575
	SLG Office Trust
5,000,000	Series 2021-OVA, Class F (c)	2.85%	07/15/41	3,430,047
	TPGI Trust
4,500,000	Series 2021-DGWD, Class E, 1 Mo. LIBOR + 2.35% (c) (f)	7.46%	06/15/26	4,241,009
				125,489,050
	Total Mortgage-Backed Securities			413,067,384
	(Cost $466,966,556)
FOREIGN CORPORATE BONDS AND NOTES (n) — 6.2%
	Agriculture — 0.2%
2,325,000	Imperial Brands Finance PLC (c)	3.13%	07/26/24	2,245,141
1,790,000	Imperial Brands Finance PLC (c)	4.25%	07/21/25	1,725,358
3,295,000	Imperial Brands Finance PLC (c)	3.50%	07/26/26	3,089,892
				7,060,391
	Airlines — 0.0%
577,200	Air Canada Pass-Through Trust, Series 2017-1, Class AA (c)	3.30%	01/15/30	511,243
	Banks — 3.2%
4,485,000	Credit Suisse Group AG (c) (d)	2.59%	09/11/25	4,232,315
1,200,000	Credit Suisse Group AG (c) (d)	1.36%	01/30/27	1,056,619
12,020,000	Credit Suisse Group AG (c) (d)	1.31%	02/02/27	10,416,412
1,865,000	Credit Suisse Group AG (c)	4.28%	01/09/28	1,709,552
15,740,000	Credit Suisse Group AG (c) (d)	4.19%	04/01/31	13,873,079
5,970,000	Credit Suisse Group AG (c) (d)	3.09%	05/14/32	4,813,998
13,095,000	Credit Suisse Group AG (c) (d)	9.02%	11/15/33	15,564,455
1,830,000	HSBC Holdings PLC (d)	2.10%	06/04/26	1,701,296
2,095,000	HSBC Holdings PLC (d)	4.76%	06/09/28	2,032,754
6,100,000	HSBC Holdings PLC (d)	2.01%	09/22/28	5,283,250
7,800,000	HSBC Holdings PLC (d)	2.21%	08/17/29	6,585,341
1,755,000	HSBC Holdings PLC (d)	2.36%	08/18/31	1,413,723
9,845,000	HSBC Holdings PLC (d)	2.80%	05/24/32	7,995,299
2,075,000	HSBC Holdings PLC (d)	6.33%	03/09/44	2,150,414
3,000,000	Lloyds Banking Group PLC (d)	3.87%	07/09/25	2,928,346
5,000,000	Lloyds Banking Group PLC (d)	1.63%	05/11/27	4,469,152
3,000,000	Lloyds Banking Group PLC (d)	3.57%	11/07/28	2,745,019
1,245,000	Lloyds Banking Group PLC (d)	4.98%	08/11/33	1,179,610
7,600,000	Macquarie Group Ltd. (c) (d)	1.34%	01/12/27	6,805,606
4,775,000	Macquarie Group Ltd. (c) (d)	2.87%	01/14/33	3,834,632
9,800,000	NatWest Group PLC (d)	4.27%	03/22/25	9,636,598
10,775,000	Santander UK Group Holdings PLC (d)	4.80%	11/15/24	10,690,761

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (n) (Continued)
	Banks (Continued)
$5,545,000	Santander UK Group Holdings PLC (d)	1.09%	03/15/25	$5,295,377
930,000	Santander UK Group Holdings PLC (d)	1.53%	08/21/26	832,782
5,250,000	Santander UK Group Holdings PLC (d)	1.67%	06/14/27	4,553,094
1,735,000	Santander UK Group Holdings PLC (d)	2.47%	01/11/28	1,524,802
				133,324,286
	Beverages — 0.4%
7,945,000	Bacardi Ltd. (c)	4.45%	05/15/25	7,784,021
7,000,000	Becle SAB de C.V. (c)	2.50%	10/14/31	5,614,910
4,230,000	JDE Peet's N.V. (c)	2.25%	09/24/31	3,291,391
				16,690,322
	Biotechnology — 0.0%
1,380,000	Grifols Escrow Issuer S.A. (c)	4.75%	10/15/28	1,168,839
	Diversified Financial Services — 0.5%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/25	956,552
1,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.45%	10/01/25	1,247,621
11,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	9,717,047
1,755,000	Avolon Holdings Funding Ltd. (c)	2.88%	02/15/25	1,637,919
670,000	Avolon Holdings Funding Ltd. (c)	3.25%	02/15/27	588,290
5,256,000	Avolon Holdings Funding Ltd. (c)	2.53%	11/18/27	4,349,242
2,074,000	GGAM Finance Ltd. (c) (e)	8.00%	06/15/28	2,043,927
467,000	Park Aerospace Holdings Ltd. (c)	5.50%	02/15/24	462,058
				21,002,656
	Electric — 0.2%
1,200,000	Empresas Publicas de Medellin ESP (o)	4.38%	02/15/31	873,963
250,000	Mong Duong Finance Holdings B.V. (o)	5.13%	05/07/29	218,750
2,900,000	TenneT Holding B.V., Medium-Term Note (EUR) (o)	4.50%	10/28/34	3,331,843
2,390,000	TenneT Holding B.V., Medium-Term Note (EUR) (o)	2.75%	05/17/42	2,243,998
1,190,000	TenneT Holding B.V., Medium-Term Note (EUR) (o)	4.75%	10/28/42	1,408,954
				8,077,508
	Engineering & Construction — 0.0%
1,700,000	Cellnex Finance Co., S.A., Medium-Term Note (EUR) (o)	2.00%	09/15/32	1,445,887
	Food — 0.2%
150,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (c)	5.50%	01/15/30	142,647
1,505,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (c)	3.75%	12/01/31	1,222,694
2,115,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (c)	3.00%	05/15/32	1,619,460
3,085,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (c)	5.75%	04/01/33	2,879,230
3,000,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (c)	4.38%	02/02/52	2,008,956
2,015,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (c)	6.50%	12/01/52	1,824,289
				9,697,276
	Internet — 0.1%
2,775,000	Tencent Holdings Ltd. (c)	3.98%	04/11/29	2,617,074
2,380,000	Tencent Holdings Ltd. (c)	3.84%	04/22/51	1,761,165
				4,378,239

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (n) (Continued)
	Investment Companies — 0.1%
$2,000,000	Gaci First Investment Co. (o)	5.25%	10/13/32	$2,062,920
	Mining — 0.0%
325,000	Corp. Nacional del Cobre de Chile (o)	5.13%	02/02/33	323,688
600,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (c)	5.45%	05/15/30	587,037
				910,725
	Oil & Gas — 0.3%
450,000	Ecopetrol S.A.	8.88%	01/13/33	440,387
1,383,000	KazMunayGas National Co. JSC (o)	5.38%	04/24/30	1,254,970
1,200,000	KazMunayGas National Co. JSC (c)	3.50%	04/14/33	902,594
2,504,000	Pertamina Persero PT (c)	3.10%	08/27/30	2,203,520
2,802,000	Petroleos Mexicanos	5.95%	01/28/31	2,013,190
3,660,000	Petroleos Mexicanos	6.75%	09/21/47	2,211,703
1,705,000	Petroleos Mexicanos	6.95%	01/28/60	1,019,287
1,400,000	Qatar Energy (o)	2.25%	07/12/31	1,182,882
420,062	Transocean Poseidon Ltd. (c)	6.88%	02/01/27	410,683
				11,639,216
	Packaging & Containers — 0.1%
1,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (c)	5.25%	08/15/27	840,686
1,500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (c)	5.25%	08/15/27	1,261,028
				2,101,714
	Pharmaceuticals — 0.2%
3,250,000	Kevlar S.p.A. (c)	6.50%	09/01/29	2,750,605
5,680,000	Pfizer Investment Enterprises Pte Ltd.	5.30%	05/19/53	5,851,811
				8,602,416
	Pipelines — 0.1%
1,070,000	Enbridge, Inc.	5.70%	03/08/33	1,088,639
1,596,780	Galaxy Pipeline Assets Bidco Ltd. (c)	2.16%	03/31/34	1,363,190
800,000	Southern Gas Corridor CJSC (o)	6.88%	03/24/26	818,408
2,070,000	TMS Issuer Sarl (o)	5.78%	08/23/32	2,158,762
				5,428,999
	Real Estate — 0.1%
1,400,000	Annington Funding PLC, Medium-Term Note (GBP) (o)	2.31%	10/06/32	1,240,060
900,000	Annington Funding PLC, Medium-Term Note (GBP) (o)	3.69%	07/12/34	859,577
900,000	Blackstone Property Partners Europe Holdings Sarl, Medium-Term Note (EUR) (o)	1.75%	03/12/29	720,405
2,400,000	Blackstone Property Partners Europe Holdings Sarl, Medium-Term Note (EUR) (o)	1.63%	04/20/30	1,812,699
1,800,000	Vonovia SE (EUR) (o)	1.50%	06/14/41	1,048,578
				5,681,319
	Real Estate Investment Trusts — 0.1%
1,000,000	CapitaLand Ascendas REIT, Medium-Term Note (EUR) (o)	0.75%	06/23/28	866,440
3,065,000	Digital Intrepid Holding B.V. (EUR) (o)	0.63%	07/15/31	2,298,674
				3,165,114
	Retail — 0.1%
4,230,000	Alimentation Couche-Tard, Inc. (c)	3.80%	01/25/50	3,025,897

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (n) (Continued)
	Savings & Loans — 0.1%
$1,300,000	Nationwide Building Society (c) (d)	4.36%	08/01/24	$1,295,176
4,055,000	Nationwide Building Society (c) (d)	2.97%	02/16/28	3,676,624
				4,971,800
	Telecommunications — 0.2%
200,000	C&W Senior Financing DAC (c)	6.88%	09/15/27	172,249
2,000,000	Intelsat Jackson Holdings S.A. (g) (j) (k) (p)	5.50%	08/01/23	0
3,860,000	Intelsat Jackson Holdings S.A. (g) (j) (k) (q)	8.50%	10/15/24	0
390,000	Intelsat Jackson Holdings S.A. (g) (j) (k) (q)	9.75%	07/15/25	0
4,363,000	Intelsat Jackson Holdings S.A. (c)	6.50%	03/15/30	4,024,431
1,477,000	Vodafone Group PLC	4.88%	06/19/49	1,272,915
1,375,000	Vodafone Group PLC	4.25%	09/17/50	1,083,608
				6,553,203
	Transportation — 0.0%
500,000	Transnet SOC Ltd. (c)	8.25%	02/06/28	479,713
	Total Foreign Corporate Bonds and Notes			257,979,683
	(Cost $277,885,687)
U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
25,000,000	Federal Home Loan Bank Discount Notes	(h)	07/24/23	24,817,242
25,000,000	Federal Home Loan Bank Discount Notes	(h)	08/09/23	24,761,205
30,000,000	Federal Home Loan Bank Discount Notes	(h)	10/18/23	29,420,134
	Total U.S. Government Agency Securities			78,998,581
	(Cost $79,010,660)

Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.4%
	Aerospace/Defense — 0.0%
688,156	TransDigm, Inc., Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.15%	08/24/28	685,217
	Airlines — 0.0%
298,565	AAdvantage Loyalty IP Ltd., Term Loan, 3 Mo. LIBOR + 4.75%, 0.75% Floor	10.00%	04/20/28	300,361
382,161	United Airlines, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	8.89%	04/01/28	380,833
				681,194
	Broker Asset Management Exchange — 0.0%
168,699	Deerfield Dakota Holding LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 1.00% Floor	8.65%	04/09/27	160,660
	Cable Satellite — 0.1%
865,000	DIRECTV Financing LLC, Term Loan, 1 Mo. LIBOR + 5.00%, 0.75% Floor	10.15%	08/02/27	823,238
2,296,046	EagleView Technology Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	8.66%	08/14/25	2,062,756
725,000	Virgin Media Bristol LLC, Term Loan N, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.61%	01/31/28	697,193
				3,583,187

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Chemicals — 0.0%
$85,623	Chemours (The) Co., Term Loan B2, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.90%	04/03/25	$84,125
	Consumer Cyclical Service — 0.0%
352,538	Arches Buyer, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	8.50%	12/06/27	328,257
	Consumer Products — 0.1%
105,155	AI Aqua Merger Sub, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.17%	07/30/28	101,494
601,218	AI Aqua Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.17%	07/30/28	580,290
617,377	Sunshine Luxembourg VII, Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	8.91%	10/02/26	603,504
2,577,031	Zep, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	9.16%	08/11/24	2,203,362
				3,488,650
	Diversified Manufacturing — 0.0%
136,754	AZZ, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.50%	05/13/29	136,854
90,896	Filtration Group Corp., Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.46%	10/24/28	90,214
385,242	Filtration Group Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	8.16%	03/29/25	384,879
				611,947
	Finance Companies — 0.2%
4,912,060	Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50% Floor	7.40%	12/01/27	4,879,837
215,618	Delos Finance S.A.R.L., Term Loan B, 3 Mo. LIBOR + 1.75%, 0.00% Floor	6.91%	10/06/23	215,776
1,450,000	Setanta Aircraft Leasing DAC, Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	7.16%	11/05/28	1,440,807
				6,536,420
	Food And Beverage — 0.0%
137,241	H-Food Holdings LLC, Term Loan, 3 Mo. LIBOR + 3.69%, 0.00% Floor	9.27%	05/31/25	112,173
460,850	Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	7.52%	08/03/25	460,684
1,364	Naked Juice LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.42%	01/24/29	1,250
540,339	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.25%	01/24/29	495,313
303,142	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + 6.00%, 0.50% Floor	10.90%	01/24/30	233,609
				1,303,029
	Healthcare — 0.2%
2,107,000	ADMI Corp., Term Loan B, 1 Mo. LIBOR + 3.38%, 0.50% Floor	8.53%	12/23/27	1,941,263
123,422	Gainwell Acquisition Corp., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	9.00%	10/01/27	117,058
2,497,047	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	7.36%	11/15/27	2,404,506
700,782	ICON Luxembourg S.A.R.L., Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.41%	07/01/28	700,540

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Healthcare (Continued)
$656,569	IQVIA, Inc., Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.90%	06/11/25	$656,661
594,000	Mozart Borrower L.P., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	8.40%	10/21/28	576,632
780,000	Phoenix Newco, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	8.40%	11/15/28	755,582
174,600	PRA Health Sciences, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.41%	07/01/28	174,540
				7,326,782
	Industrial Other — 0.0%
380,048	Kuehg Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	8.91%	02/21/25	379,845
	Insurance — 0.1%
1,135,369	Acrisure LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.65%	02/15/27	1,059,742
2,919,926	AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	7.40%	02/19/28	2,866,856
349,718	Asurion LLC (fka Asurion Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	8.40%	12/23/26	324,170
				4,250,768
	Leisure — 0.0%
117,018	Cineworld Group PLC (Crown), Term Loan, 1 Mo. CME Term SOFR + 10.00%, 1.00% Floor	15.14%-15.17%	09/09/23	119,148
79,990	Delta 2 Lux S.A.R.L., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.15%	01/15/30	80,090
986,844	William Morris Endeavor Entertainment LLC, Term Loan B1, 3 Mo. LIBOR + 2.75%, 0.00% Floor	7.91%	05/18/25	975,742
				1,174,980
	Media Entertainment — 0.0%
194,787	Creative Artists Agency LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.65%	11/26/28	192,370
374,154	MH Sub I, LLC, Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.40%	05/03/28	355,245
				547,615
	Medical Equipment & Devices — 0.1%
1,670,871	Avantor Funding, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50% Floor	7.40%	11/06/27	1,667,930
	Packaging — 0.1%
1,254,879	Berry Global, Inc., Term Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.85%	07/01/26	1,247,212
1,515,125	Plaze, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	8.85%	08/03/26	1,388,233
2,185,333	Proampac PG Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	8.93%-9.14%	11/03/25	2,142,719
				4,778,164
	Pharmaceuticals — 0.2%
1,554,074	Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.84%	08/01/27	1,507,817
2,103,599	Jazz Financing LUX S.A.R.L., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.65%	05/05/28	2,101,716

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$2,269,278	Organon & Co., Term Loan, 3 Mo. LIBOR + 3.00%, 0.50% Floor	8.00%	06/02/28	$2,264,320
744,375	Perrigo Investments LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.50%	04/20/29	735,692
				6,609,545
	Railroads — 0.0%
170,180	Genesee & Wyoming, Inc., Term Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	7.00%	12/30/26	169,668
	Services — 0.0%
1,661,100	Spin Holdco, Inc., Term Loan, 3 Mo. LIBOR + 4.00%, 0.75% Floor	8.99%	03/04/28	1,341,081
	Technology — 0.3%
336,225	Central Parent Inc., Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	9.15%	07/06/29	331,748
3,918,782	Commscope, Inc., Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.00% Floor	8.40%	04/04/26	3,689,533
144,860	DTI Holdco, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.75% Floor	9.80%	04/26/29	134,192
58,022	Entegris, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.90%	07/06/29	58,008
1,925	Entegris, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.17%	07/06/29	1,925
207,603	Entegris, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.64%	07/06/29	207,554
984,415	NortonLifeLock, Inc., Term Loan A2, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.00%	09/12/27	965,957
275,635	Open Text Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.75%	01/31/30	275,405
333,278	Open Text Corp., Term Loan B, 3 Mo. LIBOR + 1.75%, 0.00% Floor	7.23%	05/30/25	333,148
3,987,099	Oracle Corp., Term Loan A1, 1 Mo. CME Term SOFR + 1.60%, 0.00% Floor	6.27%-6.46%	08/16/27	3,967,163
720,793	Peraton Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.00%	02/01/28	687,587
166,358	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	8.15%	04/22/28	160,224
453,427	Renaissance Holding Corp., Term Loan, 3 Mo. LIBOR + 3.25%, 0.00% Floor	9.90%	05/30/25	444,274
100,000	SS&C Technologies, Inc., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.91%	04/16/25	99,585
				11,356,303
	Total Lodging — 0.0%
161,940	Hilton Worldwide Finance LLC, Term Loan B2, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.95%	06/21/26	161,297
	Wireless — 0.0%
1,046,305	SBA Senior Finance II LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.91%	04/11/25	1,045,542

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Wirelines — 0.0%
$1,803,850	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.40%	03/09/27	$1,428,549
250,000	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	8.15%	03/09/27	193,174
				1,621,723
	Total Senior Floating-Rate Loan Interests			59,893,929
	(Cost $61,972,035)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (n) — 1.1%
	Brazil — 0.1%
3,330,000	Brazilian Government International Bond	3.88%	06/12/30	2,969,367
200,000	Brazilian Government International Bond	6.00%	10/20/33	196,463
				3,165,830
	Chile — 0.1%
1,500,000	Chile Government International Bond	2.55%	01/27/32	1,290,891
1,540,000	Chile Government International Bond	2.55%	07/27/33	1,269,631
				2,560,522
	Colombia — 0.0%
2,485,000	Colombia Government International Bond	3.00%	01/30/30	1,916,012
	Dominican Republic — 0.1%
2,485,000	Dominican Republic International Bond (c)	4.50%	01/30/30	2,151,208
790,000	Dominican Republic International Bond (o)	4.88%	09/23/32	665,567
				2,816,775
	Guatemala — 0.0%
2,000,000	Guatemala Government Bond (o)	3.70%	10/07/33	1,613,668
	Hungary — 0.1%
1,000,000	Hungary Government International Bond (o)	5.25%	06/16/29	971,266
3,130,000	Hungary Government International Bond (c)	2.13%	09/22/31	2,390,550
				3,361,816
	Indonesia — 0.0%
2,000,000	Perusahaan Penerbit SBSN Indonesia III (c)	2.80%	06/23/30	1,787,442
	Mexico — 0.1%
5,772,000	Mexico Government International Bond	2.66%	05/24/31	4,807,099
1,000,000	Mexico Government International Bond	4.75%	04/27/32	958,104
				5,765,203
	Oman — 0.0%
800,000	Oman Government International Bond (o)	6.75%	10/28/27	830,621
1,100,000	Oman Government International Bond (o)	5.63%	01/17/28	1,092,282
				1,922,903
	Panama — 0.1%
3,608,000	Panama Government International Bond	3.16%	01/23/30	3,189,114
500,000	Panama Government International Bond	2.25%	09/29/32	385,215
				3,574,329
	Paraguay — 0.0%
1,200,000	Paraguay Government International Bond (o)	4.95%	04/28/31	1,152,341

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (n) (Continued)
	Peru — 0.1%
$2,275,000	Peruvian Government International Bond	2.84%	06/20/30	$1,992,807
560,000	Peruvian Government International Bond	2.78%	01/23/31	478,730
				2,471,537
	Philippines — 0.1%
2,500,000	Philippine Government International Bond	2.46%	05/05/30	2,186,388
	Poland — 0.0%
323,000	Republic of Poland Government International Bond	5.75%	11/16/32	343,619
1,375,000	Republic of Poland Government International Bond	4.88%	10/04/33	1,373,504
				1,717,123
	Romania — 0.1%
250,000	Romanian Government International Bond (c)	6.63%	02/17/28	256,830
3,000,000	Romanian Government International Bond (o)	3.00%	02/14/31	2,485,140
				2,741,970
	Saudi Arabia — 0.0%
940,000	Saudi Government International Bond (o)	3.63%	03/04/28	904,789
	South Africa — 0.1%
1,430,000	Republic of South Africa Government International Bond	4.85%	09/30/29	1,235,263
1,550,000	Republic of South Africa Government International Bond	5.88%	04/20/32	1,336,270
				2,571,533
	United Arab Emirates — 0.0%
1,302,000	Finance Department Government of Sharjah (c)	6.50%	11/23/32	1,331,407
	Uruguay — 0.1%
2,000,000	Uruguay Government International Bond	4.38%	01/23/31	1,998,595
	Total Foreign Sovereign Bonds and Notes			45,560,183
	(Cost $50,833,314)
MUNICIPAL BONDS — 0.7%
	California — 0.1%
3,245,000	City of San Francisco CA Pub Utils Commn Wtr Rev	2.83%	11/01/41	2,490,580
4,545,000	Regents of the Univ of CA Med Ctr Pooled Rev	3.26%	05/15/60	3,132,741
				5,623,321
	Massachusetts — 0.1%
1,845,000	Massachusetts Sch Bldg Auth	2.97%	10/15/32	1,627,640
	New Jersey — 0.1%
2,000,000	NJ St Turnpike Auth Rev	1.86%	01/01/31	1,655,699
500,000	NJ St Turnpike Auth Rev	3.73%	01/01/36	449,464
				2,105,163
	New York — 0.4%
2,285,000	City of New York NY	3.62%	04/01/31	2,128,883
1,225,000	Metro Transprtn Auth NY Rev Txbl Green Bond, Ser C2	5.18%	11/15/49	1,127,878
970,000	New York City NY Transitional Fin Auth Rev, Ser A-3	3.96%	08/01/32	918,907
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	5,493,141
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	408,116
1,405,000	NY St Dorm Auth	2.96%	02/15/32	1,229,663

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,690,000	NY St Dorm Auth, Ser D	5.00%	03/15/24	$2,680,772
5,140,000	NY St Urban Dev Corp.	2.97%	03/15/34	4,300,753
				18,288,113
	Total Municipal Bonds			27,644,237
	(Cost $33,868,108)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Wireless Telecommunication Services — 0.0%
59,702	Intelsat Jackson Emergence S.A. (j) (k) (p) (t)	0
	(Cost $2,000,017)
RIGHTS — 0.0%
	Wireless Telecommunication Services — 0.0%
6,251	Intelsat Jackson Holdings S.A., Series A (j) (k) (p) (t)	0
6,251	Intelsat Jackson Holdings S.A., Series B (j) (k) (p) (t)	0
	Total Rights	0
	(Cost $0)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 2.0%
$38,620,000	U.S. Treasury Bill	(h)	10/12/23	37,874,143
11,970,000	U.S. Treasury Bill	(h)	10/26/23	11,712,966
37,330,000	U.S. Treasury Bill	(h)	11/02/23	36,500,613
	Total U.S. Treasury Bills			86,087,722
	(Cost $86,170,956)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
26,682,735	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (u)	26,682,735
	(Cost $26,682,735)

	Total Investments — 120.9%	5,049,505,221
	(Cost $5,364,388,275)
	Net Other Assets and Liabilities — (20.9)%	(873,466,701)
	Net Assets — 100.0%	$4,176,038,520

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Forward Foreign Currency Contracts at May 31, 2023:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2023	Sale Value as of 5/31/2023	Unrealized Appreciation (Depreciation)
7/14/2023	Citi	EUR	338,000	USD	371,760	$362,218	$371,760	$(9,542)
7/14/2023	Citi	EUR	3,065,000	USD	3,389,727	3,284,606	3,389,727	(105,121)
7/14/2023	Citi	USD	20,053,118	EUR	18,255,000	20,053,118	19,562,966	490,152
7/14/2023	Citi	USD	2,347,574	EUR	2,131,000	2,347,574	2,283,686	63,888
7/14/2023	Citi	USD	1,501,408	EUR	1,357,000	1,501,408	1,454,229	47,179
7/14/2023	Citi	USD	618,346	EUR	562,000	618,346	602,267	16,079
7/14/2023	Citi	USD	1,284,172	GBP	1,026,000	1,284,172	1,277,440	6,732
7/14/2023	Citi	USD	636,451	EUR	593,000	636,451	635,488	963
7/14/2023	Citi	USD	840,692	EUR	782,000	840,692	838,030	2,662
7/14/2023	Citi	USD	1,173,194	EUR	1,098,000	1,173,194	1,176,672	(3,478)
7/14/2023	GSIL	USD	897,228	GBP	720,000	897,228	896,449	779
Net Unrealized Appreciation (Depreciation)								$510,293

Counterparty Abbreviations:
Citi	– Citibank N.A.
GSIL	– Goldman Sachs International, London
Futures Contracts at May 31, 2023:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	6,391	Sep-2023	$1,315,447,553	$(3,390,666)
U.S. 5-Year Treasury Notes	Long	371	Sep-2023	40,467,985	4,843
Ultra U.S. Treasury Bond Futures	Long	182	Sep-2023	24,911,250	264,102
Euro-Bobl Futures	Short	19	Jun-2023	(2,399,320)	7,083
Euro-Bund Futures	Short	44	Jun-2023	(6,398,658)	(112,415)
Euro-Buxl 30 Year Bonds Futures	Short	26	Jun-2023	(3,854,672)	(10,306)
Ultra 10-Year U.S. Treasury Notes	Short	374	Sep-2023	(45,049,469)	(307,131)
				$1,323,124,669	$(3,544,490)
Interest Rate Swap Agreements at May 31, 2023:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Barclay Bank PLC	SOFR(1)	09/20/2053	$13,837,000	3.000%(1)	$312,172
Morgan Stanley	SOFR(1)	09/20/2053	13,577,000	3.000%(1)	306,307
			$27,414,000		$618,479

(1)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/20/2023 and no interest is being accrued until that date.

(a)	All or a portion of this security is part of a mortgage dollar roll agreement.
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2023, securities noted as such amounted to $943,466,624 or 22.6%
of net assets.

(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2023. Interest will begin accruing on the security’s first settlement date.
(f)	Floating or variable rate security.
(g)	This issuer is in default.
(h)	Zero coupon security.
(i)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(j)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2023, securities noted as such are valued at $10,986,185 or 0.3% of net assets.

(k)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(l)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(m)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(n)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(o)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(p)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(q)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).

(r)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight Financing Rate
(“SOFR”) obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(s)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(t)	Non-income producing security.
(u)	Rate shown reflects yield as of May 31, 2023.

LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$1,420,920,210	$—	$1,420,920,210	$—
U.S. Government Bonds and Notes	1,302,351,343	—	1,302,351,343	—
Corporate Bonds and Notes*	909,795,943	—	909,795,943	—
Asset-Backed Securities	420,523,271	—	409,537,086	10,986,185
Mortgage-Backed Securities	413,067,384	—	413,067,384	—
Foreign Corporate Bonds and Notes:
Telecommunications	6,553,203	—	6,553,203	— **
Other Industry Categories*	251,426,480	—	251,426,480	—
U.S. Government Agency Securities	78,998,581	—	78,998,581	—
Senior Floating-Rate Loan Interests*	59,893,929	—	59,893,929	—
Foreign Sovereign Bonds and Notes***	45,560,183	—	45,560,183	—
Municipal Bonds****	27,644,237	—	27,644,237	—
Common Stocks*	— **	—	—	— **
Rights*	— **	—	—	— **
U.S. Treasury Bills	86,087,722	—	86,087,722	—
Money Market Funds	26,682,735	26,682,735	—	—
Total Investments	5,049,505,221	26,682,735	5,011,836,301	10,986,185
Forward Foreign Currency Contracts	628,434	—	628,434	—
Futures Contracts	276,028	276,028	—	—
Interest Rate Swap Agreements	618,479	—	618,479	—
Total	$5,051,028,162	$26,958,763	$5,013,083,214	$10,986,185

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(118,141)	$—	$(118,141)	$—
Futures Contracts	(3,820,518)	(3,820,518)	—	—
Total	$(3,938,659)	$(3,820,518)	$(118,141)	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
***	See Portfolio of Investments for country breakout.
****	See Portfolio of Investments for state breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

Restricted Securities
As of May 31, 2023 the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Securities	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Intelsat Jackson Holdings S.A., 8.50%, 10/15/2024	2/25/2022	$3,860,000	$0.00	$0	$0	0.00%
Intelsat Jackson Holdings S.A., 9.75%, 07/15/2025	2/25/2022	390,000	0.00	0	0	0.00
				$0	$0	0.00%

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments
May 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 27.1%
	Collateralized Mortgage Obligations — 20.6%
	Adjustable Rate Mortgage Trust
$76,299	Series 2005-8, Class 3A21 (a)	3.64%	11/25/35	$57,793
	Ajax Mortgage Loan Trust
4,108,564	Series 2020-A, Class A, steps up to 6.36% on 06/25/25 (b) (c)	2.38%	12/25/59	4,083,963
6,447,995	Series 2021-C, Class A, steps up to 5.12% on 09/25/24 (b) (c)	2.12%	01/25/61	6,072,247
3,121,310	Series 2021-D, Class A, steps up to 5.00% on 02/25/25 (b) (c)	2.00%	03/25/60	2,872,462
	Alternative Loan Trust
642,993	Series 2005-13CB, Class A8	5.50%	05/25/35	555,356
230,625	Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (d)	5.64%	06/25/35	198,294
683,506	Series 2005-65CB, Class 2A4	5.50%	12/25/35	492,423
62,589	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (d)	5.22%	01/25/36	58,291
272,447	Series 2006-33CB, Class 2A1	6.00%	11/25/36	151,761
859,510	Series 2007-15CB, Class A6	5.75%	07/25/37	540,385
412,233	Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.40% (d)	5.54%	06/25/37	370,319
	American Home Mortgage Assets Trust
1,158,188	Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (d)	5.35%	05/25/46	980,049
12,712,649	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (d)	4.44%	02/25/47	5,247,458
3,258,832	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.13% (d)	5.26%	03/25/47	2,913,723
	American Home Mortgage Investment Trust
528,659	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (d)	5.72%	11/25/45	468,687
	APS Resecuritization Trust
14,468,265	Series 2016-3, Class 3MZ (a) (b)	0.00%	09/27/46	7,689,708
	Banc of America Funding Trust
634,219	Series 2007-1, Class TA3A, 1 Mo. LIBOR + 0.32% (d)	5.46%	01/25/37	554,353
2,124,166	Series 2007-2, Class TA4, 1 Mo. LIBOR + 0.80% (d)	5.94%	03/25/37	1,921,347
	BCAP LLC Trust
308,446	Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.42% (d)	5.56%	04/25/37	282,576
5,069,056	Series 2012-RR8, Class 4A6 (a) (b)	2.60%	11/20/36	4,351,878
	Bear Stearns ALT-A Trust
439,013	Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (d)	6.05%	09/25/34	435,046
1,310,050	Series 2006-1, Class 21A2 (a)	3.87%	02/25/36	916,906
	Bear Stearns Mortgage Funding Trust
4,232,174	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.42% (d)	5.56%	07/25/36	3,804,556
445,570	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (d)	5.32%	10/25/36	377,420
5,774,414	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (d)	5.30%	01/25/37	5,043,821
153,663	Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (d)	5.28%	03/25/37	132,443
3,762,329	Series 2007-AR5, Class 2A2, 1 Mo. LIBOR + 0.23% (d)	5.37%	06/25/37	3,403,834
	CIM Trust
7,878,360	Series 2020-R6, Class A1 (b)	2.25%	12/25/60	6,520,860
546,201	Series 2020-R7, Class A1A (b) (e)	2.25%	12/27/61	482,991
5,091,340	Series 2021-INV1, Class A2 (b)	2.50%	07/01/51	4,148,594
5,166,764	Series 2021-NR1, Class A1, steps up to 5.00% on 02/25/25 (b) (c)	2.57%	07/25/55	4,981,713
1,044,028	Series 2021-R3, Class A1A (b)	1.95%	06/25/57	926,558
1,384,476	Series 2021-R5, Class A1A (b)	2.00%	08/25/61	1,083,377
6,880,118	Series 2023-R1, Class A1A (b)	5.40%	04/25/62	6,287,815
5,939,957	Series 2023-R3, Class A1A (b)	4.50%	01/25/63	5,413,918

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Citigroup Mortgage Loan Trust
$445,609	Series 2005-8, Class 2A4A	5.50%	09/25/35	$403,796
1,065,720	Series 2009-10, Class 2A2 (b)	7.00%	12/25/35	799,069
	COLT Mortgage Loan Trust
2,539,572	Series 2021-2, Class A1 (b)	0.92%	08/25/66	1,979,241
	Connecticut Avenue Securities Trust
3,244,000	Series 2020-R01, Class 1B1, 1 Mo. LIBOR + 3.25% (b) (d)	8.39%	01/25/40	3,177,817
2,500,000	Series 2021-R03, Class 1B1, 30 Day Average SOFR + 2.75% (b) (d)	7.72%	12/25/41	2,420,891
	Credit Suisse Mortgage Trust
36,459	Series 2014-2R, Class 28A1 (a) (b)	3.00%	06/27/37	34,491
888,814	Series 2014-8R, Class 3A2 (a) (b)	4.60%	02/27/36	859,976
1,632,800	Series 2014-11R, Class 17A2, 1 Mo. LIBOR + 0.15% (b) (d)	5.32%	12/27/36	1,557,355
7,201,925	Series 2020-RPL3, Class A1 (a) (b)	2.69%	03/25/60	7,046,405
7,424,408	Series 2020-RPL6, Class A1 (b)	2.69%	03/25/59	7,221,655
4,723,112	Series 2021-RP11, Class A1 (b)	2.25%	10/25/61	3,556,718
5,367,115	Series 2021-RPL4, Class A1 (b)	1.80%	12/27/60	5,001,416
3,502,415	Series 2022-RPL1, Class A1 (b)	4.15%	04/25/61	2,998,662
128,976	Series 2022-RPL1, Class CERT (b)	4.23%	04/25/61	110,466
3,068,738	Series 2022-RPL1, Class PT (b)	4.49%	04/25/61	2,635,179
	Deutsche Alt-A Securities Mortgage Loan Trust
5,994,128	Series 2006-AF1, Class A4, 1 Mo. LIBOR + 0.30% (d)	5.44%	04/25/36	5,424,516
2,587,907	Series 2007-AR3, Class 2A5, 1 Mo. LIBOR + 0.40% (d)	5.54%	06/25/37	2,292,725
	DSLA Mortgage Loan Trust
43,316	Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.72% (d)	5.85%	01/19/45	33,712
4,908,997	Series 2005-AR3, Class 1A, 1 Mo. LIBOR + 0.52% (d)	5.65%	07/19/45	3,844,185
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
2,975,000	Series 2021-HQA2, Class M2, 30 Day Average SOFR + 2.05% (b) (d)	7.02%	12/25/33	2,857,368
4,770,000	Series 2022-DNA1, Class M2, 30 Day Average SOFR + 2.50% (b) (d)	7.47%	01/25/42	4,545,157
5,000,000	Series 2022-DNA2, Class M2, 30 Day Average SOFR + 3.75% (b) (d)	8.72%	02/25/42	4,984,088
4,000,000	Series 2022-DNA3, Class M1B, 30 Day Average SOFR + 2.90% (b) (d)	7.87%	04/25/42	3,992,229
	First Horizon Alternative Mortgage Securities Trust
24,130	Series 2004-AA4, Class A1 (a)	5.38%	10/25/34	23,813
1,581,058	Series 2005-AA4, Class 2A1 (a)	5.12%	06/25/35	1,410,505
2,321,830	Series 2007-FA1, Class A4	6.25%	03/25/37	1,072,282
	GreenPoint Mortgage Funding Trust
37,033	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (d)	5.72%	02/25/36	32,130
3,939,348	Series 2006-AR6, Class A3A, 1 Mo. LIBOR + 0.44% (d)	5.58%	10/25/46	3,755,261
5,193,067	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.40% (d)	5.54%	03/25/47	4,706,747
510,098	Series 2007-AR2, Class 2A1, 1 Mo. LIBOR + 0.40% (d)	5.54%	05/25/37	475,716
	GreenPoint MTA Trust
256,228	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (d)	5.62%	08/25/45	199,444
	HarborView Mortgage Loan Trust
151,830	Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.68% (d)	5.83%	06/20/35	138,275
418,376	Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.90% (d)	6.05%	06/20/35	380,603

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	HarborView Mortgage Loan Trust (Continued)
$5,621,083	Series 2007-5, Class A1A, 1 Mo. LIBOR + 0.19% (d)	5.32%	09/19/37	$4,920,742
664,949	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 2.00% (d)	7.14%	10/25/37	524,850
	Headlands Residential LLC
4,240,000	Series 2021-RPL1, Class NOTE (b)	2.49%	09/25/26	4,065,521
	HomeBanc Mortgage Trust
4,057,000	Series 2005-3, Class M4, 1 Mo. LIBOR + 1.01% (d)	6.14%	07/25/35	3,653,746
	Impac CMB Trust
40,838	Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (d)	5.66%	04/25/35	37,588
4,326,187	Series 2005-3, Class A1, 1 Mo. LIBOR + 0.48% (d)	5.62%	08/25/35	3,930,939
3,711,113	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.32% (d)	5.78%	08/25/35	3,392,642
2,863,535	Series 2005-8, Class 1A, 1 Mo. LIBOR + 0.52% (d)	5.66%	02/25/36	2,598,820
	Impac Secured Assets Trust
5,207,948	Series 2007-1, Class A3, 1 Mo. LIBOR + 0.48% (d)	5.62%	03/25/37	4,271,051
	IndyMac INDX Mortgage Loan Trust
3,278,796	Series 2006-AR2, Class 1A1B, 1 Mo. LIBOR + 0.42% (d)	5.56%	04/25/46	2,945,503
442,740	Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.42% (d)	5.56%	05/25/46	393,629
141,171	Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (d)	5.33%	04/25/37	122,804
	JP Morgan Alternative Loan Trust
667,466	Series 2006-S1, Class 3A4	6.18%	03/25/36	578,048
47,528	Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.68% (d)	5.82%	04/25/47	44,964
	JP Morgan Mortgage Trust
5,283,270	Series 2021-5, Class A4 (b)	2.50%	08/25/51	4,622,229
	JP Morgan Resecuritization Trust
5,810,704	Series 2014-6, Class 3A2, 1 Mo. LIBOR + 0.21% (b) (d)	4.02%	07/27/46	5,359,585
	Legacy Mortgage Asset Trust
3,684,948	Series 2020-GS2, Class A1, steps up to 6.75% on 03/25/24 (b) (c)	5.75%	03/25/60	3,694,128
	Lehman Mortgage Trust
734,469	Series 2006-1, Class 1A5	5.50%	02/25/36	384,451
	Lehman XS Trust
76,936	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (d)	5.44%	11/25/35	75,414
661,710	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + 2.02% (d)	5.76%	02/25/36	585,743
6,097,930	Series 2006-4N, Class A1D1, 1 Mo. LIBOR + 0.66% (d)	5.80%	04/25/46	5,475,044
502,768	Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.40% (d)	5.54%	07/25/47	486,408
5,679,828	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.94% (d)	6.08%	09/25/47	5,187,819
	MASTR Adjustable Rate Mortgages Trust
5,435,808	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (d)	4.54%	12/25/46	4,062,024
6,169,632	Series 2007-1, Class I1A, 1 Mo. LIBOR + 0.39% (d)	5.53%	01/25/47	2,356,667
1,890,693	Series 2007-1, Class I2A3, 12 Mo. Treasury Average + 0.74% (d)	4.72%	01/25/47	1,863,829
4,700,000	Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (d)	6.24%	09/25/37	2,047,199
	Merrill Lynch Mortgage Investors Trust
72,141	Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (d)	5.76%	08/25/28	68,706
122,833	Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (d)	5.86%	11/25/29	115,602
	New Residential Mortgage Loan Trust
8,100,000	Series 2019-RPL3, Class M1 (b)	3.25%	07/25/59	6,898,826
	Nomura Resecuritization Trust
1,740,799	Series 2014-1R, Class 1A13, 1 Mo. LIBOR + 0.16% (b) (d)	1.79%	10/26/36	1,704,066

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Opteum Mortgage Acceptance Corp Trust
$5,196,135	Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.60% (d)	5.74%	04/25/36	$4,613,800
	PHH Alternative Mortgage Trust
991,988	Series 2007-2, Class 1A4, 1 Mo. LIBOR + 0.60% (d)	5.74%	05/25/37	913,387
	PRPM LLC
2,531,490	Series 2021-6, Class A1, steps up to 5.93% on 07/25/25 (b) (c)	1.79%	07/25/26	2,334,691
8,155,643	Series 2021-9, Class A1, steps up to 5.36% on 10/25/24 (b) (c)	2.36%	10/25/26	7,710,050
7,776,180	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (b) (c)	2.49%	10/25/26	7,261,211
	RALI Trust
1,345,706	Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (d)	5.44%	08/25/35	1,027,333
2,258,809	Series 2006-QO10, Class A1, 1 Mo. LIBOR + 0.32% (d)	5.34%	01/25/37	1,953,375
434,986	Series 2006-QS6, Class 1A15	6.00%	06/25/36	352,045
7,862,576	Series 2007-QA3, Class A1, 1 Mo. LIBOR + 0.20% (d)	5.34%	05/25/37	6,876,828
2,751,902	Series 2007-QA3, Class A2, 1 Mo. LIBOR + 0.34% (d)	5.48%	05/25/37	2,368,709
915,864	Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.38% (d)	5.40%	05/25/37	820,748
4,039,944	Series 2007-QH9, Class A1 (a)	4.89%	11/25/37	3,372,560
2,135,261	Series 2007-QS9, Class A33	6.50%	07/25/37	1,747,795
	Structured Adjustable Rate Mortgage Loan Trust
12,819	Series 2005-12, Class 3A1 (a)	4.86%	06/25/35	11,494
305,886	Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.32% (d)	5.46%	12/25/36	281,575
508,737	Series 2007-4, Class 1A1, 1 Mo. LIBOR + 0.48% (d)	5.62%	05/25/37	442,350
501,804	Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.44% (d)	5.58%	05/25/37	440,845
	Structured Asset Mortgage Investments II Trust
110,335	Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (d)	5.81%	11/19/33	104,991
225,779	Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (d)	5.60%	05/25/45	204,437
269,993	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (d)	5.60%	02/25/36	226,786
330,576	Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.44% (d)	5.58%	05/25/36	265,050
392,821	Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.38% (d)	5.52%	06/25/36	337,620
38,759	Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.42% (d)	5.56%	05/25/36	25,768
1,585,326	Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (d)	5.52%	07/25/46	1,120,648
557,087	Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.40% (d)	5.54%	10/25/36	485,184
7,928,750	Series 2006-AR8, Class A2, 1 Mo. LIBOR + 0.42% (d)	5.56%	10/25/36	6,475,259
346,883	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.32% (d)	5.46%	01/25/37	306,370
149,327	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (d)	5.32%	01/25/37	132,422
577,818	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (d)	5.24%	08/25/47	520,537
	WaMu Mortgage Pass-Through Certificates Trust
4,941,026	Series 2005-AR15, Class A1A2, 1 Mo. LIBOR + 0.56% (d)	5.70%	11/25/45	4,478,595
43,032	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (d)	4.70%	09/25/46	35,511
2,182,505	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (d)	4.74%	02/25/46	1,948,347
2,585,109	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (d)	4.51%	05/25/47	2,097,170
762,057	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (d)	4.49%	06/25/47	621,545
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
619,866	Series 2007-OC1, Class A4, 1 Mo. LIBOR + 0.64% (d)	5.78%	01/25/47	560,383
2,031,740	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (d)	4.70%	08/25/46	1,275,142

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Wells Fargo Mortgage Backed Securities Trust
$186,616	Series 2007-AR5, Class A1 (a)	4.53%	10/25/37	$158,154
				304,172,120
	Commercial Mortgage-Backed Securities — 6.5%
	BAMLL Commercial Mortgage Securities Trust
2,975,000	Series 2020-BHP3, Class A, 1 Mo. LIBOR + 1.90% (b) (d)	7.01%	03/15/37	2,942,807
	Banc of America Commercial Mortgage Trust
12,836,339	Series 2015-UBS7, Class XA (a)	0.75%	09/15/48	175,891
	BANK
34,084,650	Series 2020-BN27, Class XA (a)	1.16%	04/15/63	2,073,581
	Bayview Commercial Asset Trust
609,640	Series 2005-4A, Class A1, 1 Mo. LIBOR + 0.45% (b) (d)	5.59%	01/25/36	560,389
	BBCMS Mortgage Trust
2,445,000	Series 2020-BID, Class A, 1 Mo. LIBOR + 2.14% (b) (d)	7.25%	10/15/37	2,358,782
2,300,000	Series 2020-BID, Class C, 1 Mo. LIBOR + 3.64% (b) (d)	8.75%	10/15/37	2,179,174
	BDS Ltd.
2,415,974	Series 2021-FL8, Class A, 1 Mo. LIBOR + 0.92% (b) (d)	6.03%	01/18/36	2,375,204
	Benchmark Mortgage Trust
2,000,000	Series 2020-B18, Class AGNE (b)	3.76%	07/15/53	1,741,970
1,810,000	Series 2020-IG2, Class UBRD (a) (b)	3.51%	09/15/48	1,484,586
72,286,797	Series 2020-IG3, Class XA (a) (b)	0.73%	09/15/48	1,557,060
	BFLD Trust
2,304,000	Series 2019-DPLO, Class A, 1 Mo. CME Term SOFR + 1.20% (b) (d)	6.26%	10/15/34	2,285,610
2,385,000	Series 2020-OBRK, Class A, 1 Mo. CME Term SOFR + 2.16% (b) (d)	7.22%	11/15/28	2,370,072
	BLOX Trust
1,570,000	Series 2021-BLOX, Class D, 1 Mo. LIBOR + 1.75% (b) (d)	6.86%	09/15/26	1,434,316
	BWAY Mortgage Trust
1,700,000	Series 2015-1740, Class A (b)	2.92%	01/10/35	1,300,625
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (a) (b)	3.54%	03/09/44	2,931,906
4,050,000	Series 2020-VIV4, Class A (b)	2.84%	03/09/44	3,427,809
2,462,000	Series 2021-VOLT, Class E, 1 Mo. LIBOR + 2.00% (b) (d)	7.11%	09/15/36	2,307,944
3,701,300	Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (b) (d)	9.00%	10/15/38	3,416,725
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (b) (d)	6.55%	01/17/39	2,775,996
	BX Trust
2,800,000	Series 2019-OC11, Class A (b)	3.20%	12/09/41	2,444,093
2,250,000	Series 2021-VIEW, Class A, 1 Mo. LIBOR + 1.28% (b) (d)	6.39%	06/15/36	2,145,430
1,500,000	Series 2022-VAMF, Class E, 1 Mo. CME Term SOFR + 2.70% (b) (d)	7.76%	01/15/39	1,415,456
	BXMT Ltd.
3,375,000	Series 2020-FL3, Class A, 1 Mo. CME Term SOFR + 1.51% (b) (d)	6.58%	11/15/37	3,199,470
	CAMB Commercial Mortgage Trust
3,050,000	Series 2019-LIFE, Class F, 1 Mo. LIBOR + 2.55% (b) (d)	7.66%	12/15/37	2,940,280
	Citigroup Commercial Mortgage Trust
50,453,434	Series 2017-C4, Class XA (a)	1.03%	10/12/50	1,602,169

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	COMM Mortgage Trust
$358,836	Series 2012-CR1, Class B	4.61%	05/15/45	$342,207
353,755	Series 2012-CR4, Class XA, IO (a)	1.18%	10/15/45	3
1,285,167	Series 2014-CR14, Class A2	3.15%	02/10/47	1,279,356
4,601,344	Series 2020-CBM, Class XCP (a) (b)	0.60%	02/10/37	41,161
21,254,000	Series 2020-SBX, Class X (a) (b)	0.58%	01/10/38	287,960
	Credit Suisse Mortgage Trust
3,180,000	Series 2020-TMIC, Class A, 1 Mo. LIBOR + 3.50% (b) (d)	8.61%	12/15/35	3,157,241
2,450,000	Series 2020-TMIC, Class B, 1 Mo. LIBOR + 5.50% (b) (d)	10.61%	12/15/35	2,424,667
25,699,000	Series 2021-980M, Class X (a) (b)	0.99%	07/15/31	702,803
	Csail Commercial Mortgage Trust
1,350,000	Series 2015-C2, Class C (a)	4.18%	06/15/57	1,118,114
	DROP Mortgage Trust
3,280,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (b) (d)	6.81%	10/15/43	2,924,565
	Extended Stay America Trust
2,385,736	Series 2021-ESH, Class C, 1 Mo. LIBOR + 1.70% (b) (d)	6.81%	07/15/38	2,324,365
	FREMF Mortgage Trust
2,282,949	Series 2019-KF64, Class B, 1 Mo. LIBOR + 2.30% (b) (d)	7.36%	06/25/26	2,203,489
	GS Mortgage Securities Corp Trust
2,600,000	Series 2020-UPTN, Class XA (a) (b)	0.35%	02/10/37	14,719
	GS Mortgage Securities Trust
83,639,664	Series 2016-GS4, Class XA (a)	0.57%	11/10/49	1,307,572
	JP Morgan Chase Commercial Mortgage Securities Trust
34,607,765	Series 2016-JP3, Class XA (a)	1.33%	08/15/49	1,192,857
1,791,660	Series 2022-NLP, Class G, 1 Mo. CME Term SOFR + 4.27% (b) (d)	9.33%	04/15/37	1,518,173
	Life Mortgage Trust
2,309,980	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + 3.06% (b) (d)	8.12%	03/15/38	2,180,654
	Med Trust
1,393,313	Series 2021-MDLN, Class G, 1 Mo. LIBOR + 5.25% (b) (d)	10.36%	11/15/38	1,285,065
	Morgan Stanley Capital I Trust
28,009,636	Series 2018-H4, Class XA (a)	0.83%	12/15/51	959,938
1,050,000	Series 2018-MP, Class A (a) (b)	4.28%	07/11/40	867,736
	MSCG Trust
1,503,319	Series 2018-SELF, Class E, 1 Mo. LIBOR + 2.15% (b) (d)	7.26%	10/15/37	1,443,562
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (b)	2.52%	09/15/54	2,301,756
	Ready Capital Mortgage Financing LLC
1,100,000	Series 2020-FL4, Class AS, 1 Mo. LIBOR + 3.10% (b) (d)	8.24%	02/25/35	1,100,512
	SFAVE Commercial Mortgage Securities Trust
545,000	Series 2015-5AVE, Class C (a) (b)	4.39%	01/05/43	324,629
	SMRT
2,730,000	Series 2022-MINI, Class F, 1 Mo. CME Term SOFR + 3.35% (b) (d)	8.41%	01/15/39	2,569,265
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. LIBOR + 1.26% (b) (d)	6.36%	11/15/36	1,494,845
	UBS Commercial Mortgage Trust
58,490,831	Series 2017-C4, Class XA (a)	1.09%	10/15/50	2,157,855

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	VMC Finance LLC
$779,000	Series 2021-FL4, Class B, 1 Mo. LIBOR + 1.80% (b) (d)	6.91%	06/16/36	$737,937
1,800,000	Series 2021-HT1, Class B, 1 Mo. LIBOR + 4.50% (b) (d)	9.61%	01/18/37	1,701,168
	Wells Fargo Commercial Mortgage Trust
32,387,817	Series 2016-C35, Class XA (a)	1.88%	07/15/48	1,414,156
975,000	Series 2019-JWDR, Class E (a) (b)	3.86%	09/15/31	870,717
				95,696,392
	Total Mortgage-Backed Securities			399,868,512
	(Cost $421,331,664)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.4%
	Collateralized Mortgage Obligations — 0.0%
	Federal National Mortgage Association
825,464	Series 2011-116, Class SA, IO, 1 Mo. LIBOR + 6.00% (f)	0.86%	11/25/41	61,662
106,085	Series 2012-128, Class UA	2.50%	06/25/42	94,522
851,198	Series 2013-18, Class MI	3.00%	02/25/33	44,408
	Government National Mortgage Association
879,903	Series 2003-110, Class S, 1 Mo. LIBOR + 6.60% (f)	1.65%	10/20/33	11,367
898,327	Series 2018-63, Class IO	4.00%	09/20/47	143,437
				355,396
	Commercial Mortgage-Backed Securities — 0.6%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
10,590,393	Series 2021-P009, Class X (a)	1.41%	01/25/31	482,369
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X (e)	1.01%	07/25/33	313,060
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
12,114,362	Series K035, Class X1 (a)	0.44%	08/25/23	5,164
4,000,000	Series K035, Class X3 (a)	1.84%	12/25/41	12,439
2,500,000	Series K037, Class X3 (a)	2.22%	01/25/42	31,558
30,348,387	Series K039, Class X1 (a)	0.69%	07/25/24	171,438
2,145,000	Series K039, Class X3 (a)	2.11%	08/25/42	65,377
113,431,326	Series K043, Class X1 (a)	0.51%	12/25/24	793,044
10,999,501	Series K044, Class X1 (a)	0.74%	01/25/25	112,858
20,449,223	Series K048, Class X3 (a)	1.49%	08/25/43	546,548
15,521,979	Series K051, Class X1 (a)	0.50%	09/25/25	149,983
6,897,149	Series K056, Class X3 (a)	2.12%	06/25/44	398,512
1,900,000	Series K060, Class X3 (a)	1.90%	12/25/44	107,756
26,082,170	Series K723, Class X3 (a)	3.78%	10/25/34	160,473
8,398,367	Series K726, Class X1 (a)	0.90%	04/25/24	45,682
2,230,000	Series K728, Class X3 (a)	1.96%	11/25/45	57,445
1,347,810	Series KC04, Class X1 (a)	1.25%	12/25/26	31,050
6,923,717	Series KC05, Class X1 (a)	1.21%	06/25/27	194,370
84,075	Series KF25, Class A, 1 Mo. LIBOR + 0.48% (d)	5.54%	10/25/23	84,047
4,815,403	Series KLU1, Class X3 (a)	4.05%	01/25/31	522,354
3,581,358	Series KS06, Class X (a)	1.04%	08/25/26	78,670
4,774,374	Series KS07, Class X (a)	0.62%	09/25/25	62,361
77,050,000	Series Q017, Class X (e)	1.22%	04/25/30	1,060,868

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association
$22,398	Series 2016-M2, Class X3 (a)	2.04%	04/25/36	$0
1,209,196	Series 2016-M4, Class X2 (a)	2.67%	01/25/39	16,722
93,117	Series 2016-M11, Class X2 (a)	3.05%	07/25/39	1,690
106,102	Series 2018-M10, Class A1 (a)	3.36%	07/25/28	104,806
6,100,000	Series 2019-M29, Class X4	0.70%	03/25/29	182,977
	FREMF
195,636,626	Series 20K-1517, Class X2A (b)	0.10%	07/25/35	1,441,236
	Government National Mortgage Association
0	Series 2011-077, Class IO (e)	4.28%	04/16/42	0
121,533	Series 2011-119, Class D	3.51%	04/16/45	118,093
287,121	Series 2013-125, Class IO (e)	0.23%	10/16/54	4,047
671,270	Series 2014-52, Class D (e)	3.63%	05/16/46	651,809
714,638	Series 2014-125, Class IO (e)	0.91%	11/16/54	17,127
				8,025,933
	Pass-Through Securities — 20.8%
	Federal Home Loan Mortgage Corporation
554,174	Pool WN0006	3.42%	07/01/30	523,538
	Federal National Mortgage Association
453,452	Pool AM2974	4.10%	04/01/43	420,552
1,474,746	Pool AM9897	3.50%	09/01/35	1,386,613
69,350,000	Pool TBA (g)	2.00%	06/15/53	57,033,111
70,150,000	Pool TBA (g)	2.50%	06/15/53	59,985,100
46,275,000	Pool TBA (g)	3.00%	06/15/53	41,082,619
19,550,000	Pool TBA (g)	4.00%	06/15/53	18,471,696
30,300,000	Pool TBA (g)	4.50%	06/15/53	29,350,166
56,150,000	Pool TBA (g)	5.00%	06/15/53	55,315,426
32,525,000	Pool TBA (g)	5.50%	06/15/53	32,507,213
	Government National Mortgage Association
7,750,000	Pool TBA (g)	4.50%	06/15/53	7,531,275
3,725,000	Pool TBA (g)	5.00%	06/15/53	3,678,947
				307,286,256
	Total U.S. Government Agency Mortgage-Backed Securities			315,667,585
	(Cost $322,700,884)
CORPORATE BONDS AND NOTES — 21.1%
	Aerospace/Defense — 0.2%
635,000	Boeing (The) Co.	1.43%	02/04/24	616,097
2,250,000	TransDigm, Inc. (b)	6.75%	08/15/28	2,255,404
				2,871,501
	Agriculture — 0.3%
30,000	BAT Capital Corp.	2.73%	03/25/31	23,953
1,250,000	BAT Capital Corp.	4.54%	08/15/47	896,894
1,870,000	BAT Capital Corp.	4.76%	09/06/49	1,387,002
1,905,000	BAT Capital Corp.	5.65%	03/16/52	1,631,238
645,000	Reynolds American, Inc.	5.85%	08/15/45	564,304
				4,503,391
	Airlines — 0.1%
275,841	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	245,292
501,845	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	458,431

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Airlines (Continued)
$433,635	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	$415,364
91,865	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	91,005
				1,210,092
	Auto Manufacturers — 0.1%
850,000	Allison Transmission, Inc. (b)	3.75%	01/30/31	718,485
1,250,000	Ford Motor Credit Co. LLC	3.37%	11/17/23	1,235,738
				1,954,223
	Banks — 4.3%
20,000	Bank of America Corp. (h)	3.19%	07/23/30	17,659
455,000	Bank of America Corp. (h)	1.90%	07/23/31	362,279
3,510,000	Bank of America Corp. (h)	2.30%	07/21/32	2,799,841
1,665,000	Bank of America Corp. (h)	2.57%	10/20/32	1,353,007
815,000	Bank of America Corp., Series N (h)	1.66%	03/11/27	736,493
570,000	Bank of America Corp., Series RR (h)	4.38%	(i)	477,375
3,490,000	Bank of America Corp., Medium-Term Note (h)	2.55%	02/04/28	3,161,959
750,000	Bank of America Corp., Medium-Term Note (h)	3.97%	03/05/29	708,129
4,183,000	Bank of America Corp., Medium-Term Note (h)	1.92%	10/24/31	3,307,008
500,000	Citigroup, Inc. (h)	0.78%	10/30/24	489,300
520,000	Citigroup, Inc. (h)	3.07%	02/24/28	482,091
225,000	Citigroup, Inc. (h)	4.08%	04/23/29	212,800
525,000	Citigroup, Inc. (h)	2.98%	11/05/30	455,285
315,000	Citigroup, Inc. (h)	2.67%	01/29/31	268,084
2,065,000	Citigroup, Inc. (h)	2.57%	06/03/31	1,730,512
1,230,000	Citigroup, Inc. (h)	2.56%	05/01/32	1,010,552
1,540,000	Citigroup, Inc. (h)	2.52%	11/03/32	1,243,819
4,610,000	Citigroup, Inc. (h)	3.06%	01/25/33	3,879,879
135,000	Comerica, Inc. (h)	5.63%	(i)	102,546
1,615,000	Goldman Sachs Group (The), Inc. (h)	0.93%	10/21/24	1,582,448
3,025,000	Goldman Sachs Group (The), Inc. (h)	1.99%	01/27/32	2,391,865
4,530,000	Goldman Sachs Group (The), Inc. (h)	2.38%	07/21/32	3,650,805
2,630,000	Goldman Sachs Group (The), Inc. (h)	2.65%	10/21/32	2,155,925
715,000	JPMorgan Chase & Co. (h)	0.97%	06/23/25	680,166
750,000	JPMorgan Chase & Co. (h)	1.04%	02/04/27	670,943
1,660,000	JPMorgan Chase & Co. (h)	1.58%	04/22/27	1,492,081
780,000	JPMorgan Chase & Co. (h)	1.47%	09/22/27	691,739
200,000	JPMorgan Chase & Co. (h)	4.01%	04/23/29	190,008
325,000	JPMorgan Chase & Co. (h)	1.76%	11/19/31	256,653
445,000	JPMorgan Chase & Co. (h)	1.95%	02/04/32	354,615
2,725,000	JPMorgan Chase & Co. (h)	2.58%	04/22/32	2,270,102
3,605,000	JPMorgan Chase & Co. (h)	2.55%	11/08/32	2,956,970
595,000	JPMorgan Chase & Co., Series KK (h)	3.65%	(i)	526,438
865,000	Morgan Stanley (h)	2.70%	01/22/31	740,081
4,790,000	Morgan Stanley (h)	2.48%	09/16/36	3,619,299
3,585,000	Morgan Stanley, Global Medium-Term Note (h)	2.24%	07/21/32	2,862,786
1,245,000	PNC Financial Services Group (The), Inc. (h)	6.04%	10/28/33	1,285,333
1,090,000	PNC Financial Services Group (The), Inc. (h)	5.07%	01/24/34	1,053,135
555,000	US Bancorp (h)	3.70%	(i)	406,108
1,255,000	US Bancorp (h)	5.85%	10/21/33	1,267,340
2,875,000	US Bancorp (h)	4.84%	02/01/34	2,699,165

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$385,000	Wells Fargo & Co. (h)	5.01%	04/04/51	$352,620
1,485,000	Wells Fargo & Co., Medium-Term Note (h)	2.39%	06/02/28	1,328,743
5,555,000	Wells Fargo & Co., Medium-Term Note (h)	3.35%	03/02/33	4,775,456
1,220,000	Wells Fargo & Co., Medium-Term Note (h)	4.90%	07/25/33	1,177,978
				64,237,420
	Beverages — 0.2%
720,000	Primo Water Holdings, Inc. (b)	4.38%	04/30/29	620,327
2,867,000	Triton Water Holdings, Inc. (b)	6.25%	04/01/29	2,394,330
				3,014,657
	Biotechnology — 0.4%
1,500,000	Amgen, Inc.	5.25%	03/02/33	1,505,946
1,500,000	Amgen, Inc.	5.60%	03/02/43	1,487,107
1,500,000	Amgen, Inc.	5.65%	03/02/53	1,501,631
1,000,000	Illumina, Inc.	2.55%	03/23/31	836,597
				5,331,281
	Chemicals — 0.4%
475,000	International Flavors & Fragrances, Inc. (b)	1.23%	10/01/25	423,883
3,135,000	International Flavors & Fragrances, Inc. (b)	2.30%	11/01/30	2,491,613
60,000	International Flavors & Fragrances, Inc. (b)	3.27%	11/15/40	41,482
435,000	International Flavors & Fragrances, Inc. (b)	3.47%	12/01/50	286,363
175,000	Unifrax Escrow Issuer Corp. (b)	5.25%	09/30/28	132,016
625,000	Unifrax Escrow Issuer Corp. (b)	7.50%	09/30/29	432,224
1,819,000	Valvoline, Inc. (b)	3.63%	06/15/31	1,494,427
				5,302,008
	Commercial Services — 0.5%
189,000	Adtalem Global Education, Inc. (b)	5.50%	03/01/28	176,852
375,000	Carriage Services, Inc. (b)	4.25%	05/15/29	305,147
520,000	Global Payments, Inc.	5.40%	08/15/32	506,949
958,000	Global Payments, Inc.	5.95%	08/15/52	894,624
2,515,000	Hertz (The) Corp. (b)	5.00%	12/01/29	2,021,952
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (b)	3.38%	08/31/27	1,296,904
1,250,000	Rent-A-Center, Inc. (b)	6.38%	02/15/29	1,102,265
535,000	S&P Global, Inc.	2.90%	03/01/32	465,607
61,000	Service Corp. International	4.63%	12/15/27	57,847
1,250,000	WASH Multifamily Acquisition, Inc. (b)	5.75%	04/15/26	1,116,653
				7,944,800
	Computers — 0.1%
2,175,000	NCR Corp. (b)	5.13%	04/15/29	1,905,219
	Cosmetics/Personal Care — 0.0%
243,000	Edgewell Personal Care Co. (b)	5.50%	06/01/28	227,595
	Diversified Financial Services — 0.4%
570,000	Air Lease Corp.	3.88%	07/03/23	569,067
300,000	Air Lease Corp.	2.88%	01/15/26	279,090
1,390,000	Air Lease Corp.	2.20%	01/15/27	1,228,398
605,000	American Express Co. (h)	3.55%	(i)	497,257
1,505,000	Capital One Financial Corp. (h)	1.88%	11/02/27	1,300,283

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$540,000	Charles Schwab Corp. (The), Series K (h)	5.00%	(i)	$459,108
1,750,000	Jane Street Group/JSG Finance, Inc. (b)	4.50%	11/15/29	1,494,348
				5,827,551
	Electric — 1.1%
75,000	Alliant Energy Finance LLC (b)	3.75%	06/15/23	74,920
2,045,000	Alliant Energy Finance LLC (b)	3.60%	03/01/32	1,798,410
1,285,000	American Electric Power Co., Inc.	2.03%	03/15/24	1,243,772
365,000	Appalachian Power Co., Series X	3.30%	06/01/27	345,368
3,000,000	Arizona Public Service Co.	6.35%	12/15/32	3,233,153
540,000	Duke Energy Carolinas LLC	3.55%	03/15/52	409,915
1,000,000	Duke Energy Corp.	3.75%	04/15/24	984,343
600,000	Duke Energy Corp.	3.85%	06/15/34	592,020
750,000	Duke Energy Corp.	3.75%	09/01/46	563,903
100,000	Evergy Metro, Inc.	4.20%	06/15/47	82,757
1,254,000	FirstEnergy Corp., Series C	3.40%	03/01/50	837,490
750,000	Jersey Central Power & Light Co. (b)	4.70%	04/01/24	741,623
750,000	MidAmerican Energy Co.	3.95%	08/01/47	619,604
1,395,000	New England Power Co. (b)	5.94%	11/25/52	1,474,371
1,910,000	Niagara Mohawk Power Corp. (b)	5.78%	09/16/52	1,914,688
500,000	Pennsylvania Electric Co. (b)	4.15%	04/15/25	484,689
750,000	Pike Corp. (b)	5.50%	09/01/28	670,485
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	84,428
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	431,023
				16,586,962
	Engineering & Construction — 0.1%
1,113,000	Artera Services LLC (b)	9.03%	12/04/25	952,858
	Entertainment — 0.7%
515,000	Churchill Downs, Inc. (b)	5.50%	04/01/27	498,180
300,000	Cinemark USA, Inc. (b)	5.25%	07/15/28	262,989
1,220,000	Everi Holdings, Inc. (b)	5.00%	07/15/29	1,083,154
590,000	Live Nation Entertainment, Inc. (b)	4.75%	10/15/27	547,364
1,580,000	Penn Entertainment, Inc. (b)	4.13%	07/01/29	1,276,111
110,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	96,159
2,715,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	2,198,263
5,131,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	4,008,225
				9,970,445
	Environmental Control — 0.2%
200,000	Clean Harbors, Inc. (b)	4.88%	07/15/27	191,519
2,453,000	Waste Pro USA, Inc. (b)	5.50%	02/15/26	2,260,581
				2,452,100
	Food — 0.4%
1,420,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. (b)	8.50%	06/01/26	562,547
300,000	Kraft Heinz Foods Co.	3.75%	04/01/30	280,676
186,000	Kraft Heinz Foods Co.	4.25%	03/01/31	178,358
1,020,000	Pilgrim's Pride Corp. (b)	5.88%	09/30/27	1,000,998
286,000	Pilgrim's Pride Corp.	4.25%	04/15/31	244,545
1,395,000	Pilgrim's Pride Corp.	3.50%	03/01/32	1,116,049
1,600,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (b)	4.63%	03/01/29	1,301,856

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food (Continued)
$387,000	Smithfield Foods, Inc. (b)	5.20%	04/01/29	$358,410
561,000	TreeHouse Foods, Inc.	4.00%	09/01/28	483,489
				5,526,928
	Gas — 0.0%
155,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	158,611
	Healthcare-Products — 0.4%
1,600,000	Alcon Finance Corp. (b)	3.00%	09/23/29	1,421,660
1,425,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	1,246,956
1,997,000	Embecta Corp. (b)	5.00%	02/15/30	1,674,019
208,000	Hologic, Inc. (b)	4.63%	02/01/28	197,337
1,387,000	Medline Borrower, L.P. (b)	3.88%	04/01/29	1,197,730
770,000	PerkinElmer, Inc.	2.25%	09/15/31	618,720
185,000	Revvity, Inc.	2.55%	03/15/31	152,281
				6,508,703
	Healthcare-Services — 1.9%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	583,146
700,000	Cano Health LLC (b)	6.25%	10/01/28	466,158
900,000	Catalent Pharma Solutions, Inc. (b)	5.00%	07/15/27	819,458
400,000	Catalent Pharma Solutions, Inc. (b)	3.13%	02/15/29	325,996
1,125,000	Centene Corp.	4.25%	12/15/27	1,058,265
1,778,000	Centene Corp.	2.45%	07/15/28	1,529,311
1,396,000	Centene Corp.	3.00%	10/15/30	1,169,220
500,000	Centene Corp.	2.50%	03/01/31	400,592
250,000	CommonSpirit Health	3.35%	10/01/29	222,873
370,000	CommonSpirit Health	2.78%	10/01/30	314,397
90,000	HCA, Inc.	5.25%	04/15/25	89,326
365,000	HCA, Inc.	7.58%	09/15/25	377,638
380,000	HCA, Inc.	5.38%	09/01/26	378,543
360,000	HCA, Inc.	7.05%	12/01/27	380,231
417,000	HCA, Inc.	4.13%	06/15/29	387,337
2,870,000	HCA, Inc.	3.50%	09/01/30	2,539,143
3,773,000	HCA, Inc. (b)	3.63%	03/15/32	3,290,282
1,830,000	HCA, Inc.	5.50%	06/15/47	1,677,159
470,000	HCA, Inc.	5.25%	06/15/49	415,086
695,000	HCA, Inc. (b)	4.63%	03/15/52	560,126
1,650,000	HealthEquity, Inc. (b)	4.50%	10/01/29	1,467,210
3,000,000	ModivCare Escrow Issuer, Inc. (b)	5.00%	10/01/29	2,284,665
919,000	Molina Healthcare, Inc. (b)	3.88%	11/15/30	787,618
2,325,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	1,940,257
1,350,000	Prime Healthcare Services, Inc. (b)	7.25%	11/01/25	1,267,542
62,000	Tenet Healthcare Corp.	4.63%	07/15/24	62,000
1,297,000	Tenet Healthcare Corp.	4.25%	06/01/29	1,166,133
850,000	Tenet Healthcare Corp.	4.38%	01/15/30	758,117
1,350,000	Universal Health Services, Inc.	1.65%	09/01/26	1,189,540
				27,907,369
	Household Products/Wares — 0.1%
952,000	Spectrum Brands, Inc. (b)	5.50%	07/15/30	872,465
	Housewares — 0.1%
1,270,000	Newell Brands, Inc.	6.63%	09/15/29	1,200,944

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance — 0.8%
$437,000	Acrisure LLC / Acrisure Finance, Inc. (b)	4.25%	02/15/29	$368,338
700,000	Acrisure LLC / Acrisure Finance, Inc. (b)	6.00%	08/01/29	586,786
1,060,000	Aon Corp. / Aon Global Holdings PLC	3.90%	02/28/52	819,418
1,115,000	Athene Global Funding (b)	3.21%	03/08/27	1,011,861
1,560,000	Athene Global Funding (b)	1.99%	08/19/28	1,255,438
675,000	Athene Global Funding (b)	2.72%	01/07/29	557,538
810,000	Brown & Brown, Inc.	4.95%	03/17/52	685,171
250,000	Farmers Exchange Capital III (b) (h)	5.45%	10/15/54	227,536
775,000	Farmers Insurance Exchange (b)	8.63%	05/01/24	789,581
465,000	Farmers Insurance Exchange (b) (h)	4.75%	11/01/57	362,022
750,000	MassMutual Global Funding II (b)	3.40%	03/08/26	721,827
965,000	Metropolitan Life Global Funding I (b)	5.15%	03/28/33	963,596
1,360,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (d)	7.16%	12/15/24	1,358,701
50,000	Teachers Insurance & Annuity Association of America (b)	4.27%	05/15/47	41,412
220,000	Teachers Insurance & Annuity Association of America (b)	3.30%	05/15/50	152,453
1,260,000	Teachers Insurance & Annuity Association of America (b) (h)	4.38%	09/15/54	1,221,801
				11,123,479
	Internet — 0.5%
1,250,000	Gen Digital, Inc. (b)	6.75%	09/30/27	1,249,891
860,000	Meta Platforms, Inc.	4.45%	08/15/52	728,286
2,205,000	Meta Platforms, Inc.	5.60%	05/15/53	2,205,291
1,775,000	Netflix, Inc.	5.88%	02/15/25	1,792,273
850,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. (b)	4.75%	04/30/27	725,331
				6,701,072
	Investment Companies — 0.1%
500,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	4.75%	09/15/24	468,419
150,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	6.25%	05/15/26	131,615
1,537,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	5.25%	05/15/27	1,268,376
500,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	4.38%	02/01/29	383,193
				2,251,603
	Lodging — 0.1%
569,000	Boyd Gaming Corp. (b)	4.75%	06/15/31	506,561
1,626,000	Hilton Domestic Operating Co., Inc. (b)	3.63%	02/15/32	1,345,940
				1,852,501
	Machinery-Diversified — 0.1%
2,900,000	OT Merger Corp. (b)	7.88%	10/15/29	1,695,495
	Media — 1.2%
2,729,000	Cable One, Inc. (b)	4.00%	11/15/30	2,138,171
1,850,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.25%	02/01/31	1,483,672
1,650,000	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	4.50%	06/01/33	1,261,069
295,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	222,316
370,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	295,523
325,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	269,336
542,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.13%	07/01/49	413,197

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.80%	03/01/50	$732,934
690,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	538,554
173,000	Cox Communications, Inc. (b)	3.15%	08/15/24	169,534
680,000	Cox Communications, Inc. (b)	2.60%	06/15/31	554,732
900,000	Cox Enterprises, Inc. (b)	7.38%	07/15/27	949,804
700,000	CSC Holdings LLC (b)	5.38%	02/01/28	551,683
700,000	CSC Holdings LLC (b)	7.50%	04/01/28	380,167
2,190,000	CSC Holdings LLC (b)	6.50%	02/01/29	1,726,943
600,000	CSC Holdings LLC (b)	4.63%	12/01/30	257,057
855,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (b) (j)	5.38%	08/15/26	38,061
1,032,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (b)	5.88%	08/15/27	910,165
1,205,000	Gray Escrow II, Inc. (b)	5.38%	11/15/31	767,903
816,000	Scripps Escrow II, Inc. (b)	5.38%	01/15/31	570,429
750,000	Scripps Escrow, Inc. (b)	5.88%	07/15/27	578,416
1,165,000	Sirius XM Radio, Inc. (b)	3.88%	09/01/31	860,893
630,000	Time Warner Cable LLC	5.88%	11/15/40	546,269
1,885,000	Time Warner Cable LLC	5.50%	09/01/41	1,559,666
390,000	Walt Disney (The) Co.	4.00%	10/01/23	387,782
				18,164,276
	Oil & Gas — 0.1%
1,118,000	Occidental Petroleum Corp.	(k)	10/10/36	591,143
800,000	Sunoco L.P. / Sunoco Finance Corp.	4.50%	05/15/29	713,315
				1,304,458
	Oil & Gas Services — 0.1%
750,000	Archrock Partners L.P. / Archrock Partners Finance Corp. (b)	6.25%	04/01/28	696,662
1,190,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	1,133,219
				1,829,881
	Packaging & Containers — 0.3%
58,000	Ball Corp.	4.00%	11/15/23	57,254
1,830,000	Berry Global, Inc. (b)	4.88%	07/15/26	1,772,851
295,000	Berry Global, Inc.	1.65%	01/15/27	256,807
1,500,000	Berry Global, Inc. (b)	5.50%	04/15/28	1,484,701
755,000	Clearwater Paper Corp. (b)	4.75%	08/15/28	670,862
728,000	Graphic Packaging International LLC	4.13%	08/15/24	715,733
60,000	Sealed Air Corp. (b)	5.50%	09/15/25	59,642
				5,017,850
	Pharmaceuticals — 0.8%
200,000	AbbVie, Inc.	4.45%	05/14/46	172,548
810,000	Bayer US Finance II LLC (b)	2.85%	04/15/25	766,950
180,000	Bayer US Finance II LLC (b)	4.25%	12/15/25	174,817
880,000	Bayer US Finance II LLC (b)	4.38%	12/15/28	847,406
265,000	Bayer US Finance II LLC (b)	4.63%	06/25/38	233,223
1,960,000	Bayer US Finance II LLC (b)	4.40%	07/15/44	1,569,873
400,000	Bayer US Finance II LLC (b)	4.88%	06/25/48	347,871
1,495,000	Becton Dickinson and Co.	2.82%	05/20/30	1,312,712
330,000	Cigna Corp.	4.38%	10/15/28	321,810
400,000	Cigna Corp.	4.90%	12/15/48	364,240

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$1,745,000	CVS Health Corp.	5.05%	03/25/48	$1,577,623
2,005,000	Option Care Health, Inc. (b)	4.38%	10/31/29	1,731,488
1,431,000	Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (b)	5.13%	04/30/31	1,216,024
550,000	Prestige Brands, Inc. (b)	5.13%	01/15/28	525,968
1,721,000	Prestige Brands, Inc. (b)	3.75%	04/01/31	1,419,137
				12,581,690
	Pipelines — 0.7%
1,535,000	Energy Transfer L.P.	5.40%	10/01/47	1,322,057
3,380,000	Energy Transfer L.P.	5.00%	05/15/50	2,768,752
594,000	Energy Transfer L.P., Series B (h)	6.63%	(i)	458,122
765,000	Global Partners L.P. / GLP Finance Corp	6.88%	01/15/29	704,045
250,000	Kinder Morgan, Inc.	5.55%	06/01/45	227,126
607,000	NGL Energy Operating LLC / NGL Energy Finance Corp. (b)	7.50%	02/01/26	580,619
845,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	748,276
350,000	Rockies Express Pipeline LLC (b)	4.95%	07/15/29	314,566
100,000	Rockies Express Pipeline LLC (b)	6.88%	04/15/40	86,117
80,000	Sabine Pass Liquefaction LLC	4.50%	05/15/30	75,687
1,274,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	1,111,202
2,605,000	Venture Global Calcasieu Pass LLC (b)	4.13%	08/15/31	2,248,700
				10,645,269
	Real Estate Investment Trusts — 2.2%
75,000	Alexandria Real Estate Equities, Inc.	3.45%	04/30/25	72,251
1,310,000	American Assets Trust L.P.	3.38%	02/01/31	1,026,510
350,000	American Homes 4 Rent L.P.	3.63%	04/15/32	302,942
1,885,000	American Homes 4 Rent L.P.	4.30%	04/15/52	1,425,873
330,000	American Tower Corp.	2.70%	04/15/31	274,899
250,000	American Tower Corp.	1.00%	01/15/32	200,417
2,230,000	American Tower Corp.	5.65%	03/15/33	2,267,012
1,606,000	American Tower Corp.	5.55%	07/15/33	1,617,238
250,000	Boston Properties L.P.	2.75%	10/01/26	219,824
200,000	Boston Properties L.P.	3.40%	06/21/29	165,965
415,000	Crown Castle, Inc.	5.10%	05/01/33	408,814
500,000	CubeSmart L.P.	4.38%	02/15/29	475,906
1,240,000	CubeSmart L.P.	2.50%	02/15/32	990,468
281,000	Extra Space Storage L.P.	3.90%	04/01/29	259,382
975,000	Extra Space Storage L.P.	2.55%	06/01/31	792,676
1,450,000	Extra Space Storage L.P.	2.35%	03/15/32	1,139,586
2,500,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	2,430,547
175,000	GLP Capital L.P. / GLP Financing II, Inc.	5.75%	06/01/28	169,209
185,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	177,150
1,460,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	1,272,836
30,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/31	25,831
23,000	GLP Capital L.P. / GLP Financing II, Inc.	3.25%	01/15/32	18,666
490,000	Healthcare Realty Holdings L.P.	3.63%	01/15/28	438,396
595,000	Healthcare Realty Holdings L.P.	3.10%	02/15/30	509,316
1,597,000	Healthcare Realty Holdings L.P.	2.40%	03/15/30	1,277,062
690,000	Healthcare Realty Holdings L.P.	2.00%	03/15/31	529,779
190,000	Healthcare Realty Holdings L.P.	2.05%	03/15/31	143,619
660,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	484,308

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$520,000	Hudson Pacific Properties L.P.	5.95%	02/15/28	$411,677
615,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	438,870
915,000	Hudson Pacific Properties L.P.	3.25%	01/15/30	587,348
310,000	Invitation Homes Operating Partnership L.P.	2.30%	11/15/28	261,311
1,210,000	Invitation Homes Operating Partnership L.P.	2.00%	08/15/31	923,573
1,385,000	Invitation Homes Operating Partnership L.P.	2.70%	01/15/34	1,048,883
163,000	Iron Mountain, Inc. (b)	5.63%	07/15/32	145,423
173,000	Kilroy Realty L.P.	4.25%	08/15/29	147,100
400,000	Kilroy Realty L.P.	2.50%	11/15/32	267,761
1,869,000	Life Storage L.P.	2.40%	10/15/31	1,492,681
505,000	LXP Industrial Trust	2.70%	09/15/30	405,983
830,000	Physicians Realty L.P.	2.63%	11/01/31	650,737
1,440,000	Prologis Euro Finance LLC, Medium-Term Note	4.25%	01/31/43	1,412,597
250,000	Ventas Realty L.P.	2.65%	01/15/25	235,757
35,000	VICI Properties L.P.	4.95%	02/15/30	32,603
2,037,000	VICI Properties L.P.	5.13%	05/15/32	1,903,663
383,000	VICI Properties L.P.	5.63%	05/15/52	337,954
399,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	385,459
290,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.50%	09/01/26	275,143
690,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	639,835
270,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.50%	01/15/28	251,141
452,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	3.88%	02/15/29	399,979
256,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.13%	08/15/30	224,650
				31,996,610
	Retail — 0.4%
2,717,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (b)	6.75%	01/15/30	2,213,452
788,000	FirstCash, Inc. (b)	5.63%	01/01/30	716,548
2,170,000	Michaels (The) Cos., Inc. (b)	7.88%	05/01/29	1,335,722
1,400,000	Papa John's International, Inc. (b)	3.88%	09/15/29	1,174,124
				5,439,846
	Semiconductors — 0.1%
75,000	Broadcom, Inc.	3.63%	10/15/24	73,180
316,000	Broadcom, Inc. (b)	2.60%	02/15/33	245,931
660,000	Broadcom, Inc. (b)	3.42%	04/15/33	548,400
415,000	Intel Corp.	3.73%	12/08/47	316,704
				1,184,215
	Software — 0.5%
225,000	Central Parent, Inc. / CDK Global, Inc. (b)	7.25%	06/15/29	220,430
1,000,000	Fiserv, Inc.	5.60%	03/02/33	1,025,016
1,755,000	Oracle Corp.	3.80%	11/15/37	1,427,267
1,640,000	Oracle Corp.	4.00%	11/15/47	1,223,194
1,880,000	Oracle Corp.	3.60%	04/01/50	1,298,474
1,585,000	Oracle Corp.	3.95%	03/25/51	1,163,313
1,235,000	Oracle Corp.	6.90%	11/09/52	1,345,860
				7,703,554
	Telecommunications — 1.1%
2,150,000	AT&T, Inc.	4.50%	05/15/35	1,982,485
670,000	AT&T, Inc.	3.80%	12/01/57	477,140

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$162,000	CommScope, Inc. (b)	6.00%	03/01/26	$152,332
1,750,000	CommScope, Inc. (b)	4.75%	09/01/29	1,380,542
1,706,000	Frontier Communications Holdings LLC (b)	5.00%	05/01/28	1,430,388
925,000	Frontier Communications Holdings LLC (b)	6.75%	05/01/29	683,199
1,160,000	Frontier Communications Holdings LLC (b)	8.63%	03/15/31	1,071,607
1,515,000	Level 3 Financing, Inc. (b)	3.63%	01/15/29	819,975
300,000	Level 3 Financing, Inc. (b)	3.75%	07/15/29	162,788
342,000	Qwest Corp.	7.25%	09/15/25	283,769
335,000	SES GLOBAL Americas Holdings, Inc. (b)	5.30%	03/25/44	250,930
2,420,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	4.74%	03/20/25	2,396,536
280,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	5.15%	03/20/28	278,044
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	72,747
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	875,637
700,000	T-Mobile USA, Inc.	2.55%	02/15/31	585,912
2,225,000	T-Mobile USA, Inc.	5.05%	07/15/33	2,195,002
1,660,000	Zayo Group Holdings, Inc. (b)	4.00%	03/01/27	1,161,451
				16,260,484
	Total Corporate Bonds and Notes			312,219,406
	(Cost $336,684,151)
ASSET-BACKED SECURITIES — 21.0%
	321 Henderson Receivables LLC
246,532	Series 2013-2A, Class A (b)	4.21%	03/15/62	224,534
	ABFC Trust
65,879	Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (b) (d)	5.44%	05/25/37	60,757
940,359	Series 2007-WMC1, Class A1A, 1 Mo. LIBOR + 1.25% (d)	6.39%	06/25/37	656,880
	ACE Securities Corp. Home Equity Loan Trust
3,302,537	Series 2006-ASP6, Class A2C, 1 Mo. LIBOR + 0.32% (d)	5.46%	12/25/36	1,187,285
794,612	Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.30% (d)	5.44%	06/25/36	566,847
2,071,253	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (d)	5.44%	01/25/37	1,138,020
2,897,032	Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (d)	5.35%	02/25/37	1,281,113
	AFN ABSPROP001 LLC
3,653,793	Series 2019-1A, Class A1 (b)	3.78%	05/20/49	3,463,494
	AGL CLO Ltd.
3,600,000	Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (b) (d)	6.41%	07/20/34	3,522,363
	AIG CLO Ltd.
1,600,000	Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (b) (d)	6.95%	04/20/32	1,557,119
	Aimco CLO Ltd.
2,600,000	Series 2015-AA, Class BR2, 3 Mo. LIBOR + 1.60% (b) (d)	6.86%	10/17/34	2,514,412
2,100,000	Series 2020-11A, Class AR, 3 Mo. LIBOR + 1.13% (b) (d)	6.39%	10/17/34	2,048,877
	Allegro CLO VI Ltd.
4,000,000	Series 2017-2A, Class B, 3 Mo. LIBOR + 1.50% (b) (d)	6.76%	01/17/31	3,895,010
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates
271,451	Series 2002-AR1, Class M1, 1 Mo. LIBOR + 1.07% (d)	3.63%	09/25/32	276,102
	AMMC CLO Ltd.
2,500,000	Series 2021-24A, Class B, 3 Mo. LIBOR + 1.75% (b) (d)	7.00%	01/20/35	2,405,888
	Apidos CLO XXXVII
1,625,000	Series 2021-37A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)	6.87%	10/22/34	1,557,701

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Arbor Realty Commercial Real Estate Notes Ltd.
$2,000,000	Series 2021-FL1, Class E, 1 Mo. LIBOR + 3.40% (b) (d)	8.51%	12/15/35	$1,828,386
	Ares LXII CLO Ltd.
2,000,000	Series 2021-62A, Class B, 3 Mo. LIBOR + 1.65% (b) (d)	6.91%	01/25/34	1,927,311
	Argent Securities Trust
1,254,929	Series 2006-W2, Class A2B, 1 Mo. LIBOR + 0.38% (d)	5.52%	03/25/36	677,721
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
109,429	Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.66% (d)	5.80%	11/25/35	105,054
2,200,000	Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (d)	5.83%	11/25/35	1,837,849
	Barings CLO Ltd.
2,500,000	Series 2019-1A, Class DR, 3 Mo. LIBOR + 3.65% (b) (d)	8.91%	04/15/36	2,324,831
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	342,013
	BlueMountain CLO XXXI Ltd
2,500,000	Series 2021-31A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)	6.97%	04/19/34	2,399,151
	BNC Mortgage Loan Trust
1,012,233	Series 2006-2, Class A4, 1 Mo. LIBOR + 0.32% (d)	5.46%	11/25/36	964,340
	CAL Funding IV Ltd.
2,145,227	Series 2020-1A, Class A (b)	2.22%	09/25/45	1,905,087
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (b)	(k)	09/08/27	684,357
3,700	Series 2021-N2, Class R (b)	(k)	03/10/28	784,457
2,500	Series 2021-P2, Class R (b)	(k)	05/10/28	707,511
2,800	Series 2021-P4, Class R (b)	(k)	09/11/28	1,080,884
19,300	Series 2022-N1, Class R (b)	(k)	12/11/28	3,723,016
17,100	Series 2022-P2, Class R (b)	(k)	05/10/29	3,479,099
	C-BASS Mortgage Loan Trust
4,832,632	Series 2007-CB3, Class A1 (c)	3.31%	03/25/37	1,857,916
1,740,949	Series 2007-CB3, Class A4, steps up to 6.47% after Redemption (c)	3.31%	03/25/37	669,012
6,369,509	Series 2007-CB3, Class A5 (c)	3.31%	03/25/37	2,448,499
	C-BASS TRUST
2,658,047	Series 2007-CB1, Class AF2, steps up to 6.22% after Redemption Date (c)	3.16%	01/25/37	835,118
2,632,888	Series 2007-CB1, Class AF3, steps up to 6.24% after Redemption Date (c)	3.16%	01/25/37	827,178
	Cedar Funding XIV CLO Ltd.
1,850,000	Series 2021-14A, Class A, 3 Mo. LIBOR + 1.10% (b) (d)	6.36%	07/15/33	1,826,281
	CF Hippolyta Issuer LLC
3,658,071	Series 2020-1, Class A1 (b)	1.69%	07/15/60	3,307,028
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (b)	(k)	06/25/30	1,605,900
	CIM Trust
7,427,141	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (b) (c)	6.00%	06/25/62	7,311,288
	CIT Education Loan Trust
2,481,769	Series 2005-1, Class A4, 3 Mo. LIBOR + 0.16% (d)	5.03%	12/15/33	2,406,500
	Citigroup Mortgage Loan Trust
2,714,850	Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.20% (d)	5.34%	12/25/36	1,797,880
	Citigroup Mortgage Loan Trust, Inc.
238,882	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.39% (d)	5.53%	06/25/37	235,080

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	CMFT Net Lease Master Issuer LLC
$2,826,015	Series 2021-1, Class A1 (b)	2.09%	07/20/51	$2,327,908
	Cologix Data Centers US Issuer LLC
1,960,000	Series 2021-1A, Class A2 (b)	3.30%	12/26/51	1,761,194
	Conseco Finance Corp.
1,581,836	Series 1999-3, Class A8	7.06%	02/01/31	1,406,397
	CoreVest American Finance Trust
909,298	Series 2020-1, Class XA (a) (b)	2.59%	03/15/50	53,243
1,640,000	Series 2020-4, Class B (b)	1.71%	12/15/52	1,463,433
	Credit-Based Asset Servicing & Securitization LLC
713,138	Series 2006-MH1, Class B1 (b)	6.75%	10/25/36	681,061
	CWABS Asset-Backed Certificates Trust
1,950,000	Series 2005-17, Class MV2, 1 Mo. LIBOR + 0.72% (d)	5.86%	05/25/36	1,790,739
	CWABS Inc Asset-backed Certificates
9,467,000	Series 2007-12, Class 2A4, 1 Mo. LIBOR + 1.35% (d)	6.49%	08/25/47	8,922,293
	DataBank Issuer
2,245,000	Series 2021-1A, Class A2 (b)	2.06%	02/27/51	1,992,264
	Dryden CLO Ltd.
1,600,000	Series 2018-58A, Class C, 3 Mo. LIBOR + 1.80% (b) (d)	7.06%	07/17/31	1,527,608
625,000	Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	6.97%	05/15/32	607,606
	Eaton Vance CLO Ltd.
1,800,000	Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (b) (d)	6.36%	04/15/31	1,771,248
1,750,000	Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.17% (b) (d)	6.43%	10/15/34	1,717,929
	ECMC Group Student Loan Trust
1,578,063	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (d)	6.19%	05/25/67	1,534,826
1,251,545	Series 2021-1A, Class A1B, 1 Mo. LIBOR + 0.57% (b) (d)	5.71%	11/25/70	1,211,409
	Elmwood CLO VI Ltd.
2,600,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	6.90%	10/20/34	2,486,872
	Exeter Automobile Receivables Trust
1,400,000	Series 2022-6A, Class D	8.03%	04/06/29	1,463,561
	FirstKey Homes Trust
4,760,000	Series 2020-SFR1, Class B (b)	1.74%	08/17/37	4,342,955
2,420,000	Series 2020-SFR2, Class F1 (b)	3.02%	10/19/37	2,200,942
	Flatiron CLO Ltd.
1,000,000	Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)	6.87%	07/19/34	966,850
	Fremont Home Loan Trust
23,621	Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.68% (d)	5.82%	11/25/35	23,038
	GCI Funding I LLC
2,552,567	Series 2021-1, Class A (b)	2.38%	06/18/46	2,207,880
	Goldentree Loan Management US CLO Ltd.
1,200,000	Series 2019-4A, Class AR, 3 Mo. LIBOR + 1.11% (b) (d)	6.38%	04/24/31	1,183,567
	Golub Capital Partners CLO L.P.
1,575,000	Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (b) (d)	6.86%	08/05/33	1,528,774
	GoodLeap Sustainable Home Solutions Trust
4,575,601	Series 2023-1GS, Class A (b)	5.52%	02/22/55	4,427,876
	GSAA Home Equity Trust
3,455,000	Series 2005-4, Class M2, 1 Mo. LIBOR + 1.05% (d)	6.19%	03/25/35	3,311,473
196,327	Series 2007-8, Class A3, 1 Mo. LIBOR + 0.90% (d)	6.04%	08/25/37	189,813
	GSAMP Trust
746,569	Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.52% (d)	5.66%	06/25/36	715,569
1,548,759	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (d)	5.28%	01/25/37	921,090

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	HPS Loan Management Ltd.
$1,225,000	Series 10A-16, Class A1RR, 3 Mo. LIBOR + 1.14% (b) (d)	6.39%	04/20/34	$1,199,520
3,244,911	Series 2021-16A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)	6.97%	01/23/35	3,138,938
	HSI Asset Securitization Corp Trust
5,454,389	Series 2007-OPT1, Class 1A, 1 Mo. LIBOR + 0.14% (d)	5.28%	12/25/36	4,577,398
	Invitation Homes Trust
1,107,879	Series 2018-SFR4, Class A, 1 Mo. LIBOR + 1.10% (b) (d)	6.21%	01/17/38	1,106,836
	JGWPT XXV LLC
2,032,941	Series 2012-1A, Class A (b)	4.21%	02/16/65	1,864,959
	JP Morgan Mortgage Acquisition Trust
633,942	Series 2006-CH2, Class AF6, steps up to 6.04% after Redemption Date (c)	5.54%	10/25/36	398,582
588,705	Series 2006-WF1, Class A5	6.91%	07/25/36	173,757
903,478	Series 2007-CH2, Class AF6, steps up to 6.05% after Redemption Date (c)	4.46%	01/25/37	500,525
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (b)	7.30%	06/17/30	4,989,638
	Lehman XS Trust
1,183,827	Series 2006-15, Class A4, 1 Mo. LIBOR + 0.34% (d)	5.48%	10/25/36	1,074,713
6,494,366	Series 2006-17, Class 1A3, 1 Mo. LIBOR + 0.50% (d)	5.64%	08/25/46	5,717,175
8,271,719	Series 2006-19, Class A3, 1 Mo. LIBOR + 0.50% (d)	5.64%	12/25/36	7,602,132
2,010,180	Series 2007-11, Class A3, 1 Mo. LIBOR + 0.52% (d)	5.66%	02/25/47	1,802,638
	Long Beach Mortgage Loan Trust
13,106,216	Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.32% (d)	5.46%	11/25/36	4,100,712
2,225,817	Series 2006-8, Class 2A3, 1 Mo. LIBOR + 0.32% (d)	5.46%	09/25/36	634,617
	Magnetite XXI Ltd
2,000,000	Series 2019-21A, Class BR, 3 Mo. LIBOR + 1.35% (b) (d)	6.60%	04/20/34	1,907,480
	Mastr Asset Backed Securities Trust
116,344	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.32% (d)	5.46%	11/25/36	71,362
1,589,813	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.22% (d)	5.36%	08/25/36	628,113
	Merrill Lynch First Franklin Mortgage Loan Trust
1,677,180	Series 2007-1, Class A1, 1 Mo. LIBOR + 0.28% (d)	5.42%	04/25/37	765,793
3,066,676	Series 2007-5, Class 1A, 1 Mo. LIBOR + 0.85% (d)	5.99%	10/25/37	1,946,411
6,693,575	Series 2007-5, Class 2A2, 1 Mo. LIBOR + 1.00% (d)	6.14%	10/25/37	5,574,978
	Merrill Lynch Mortgage Investors Trust
2,851,854	Series 2006-HE6, Class A2C, 1 Mo. LIBOR + 0.46% (d)	5.60%	11/25/37	1,050,598
	Morgan Stanley ABS Capital I, Inc. Trust
1,817,594	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (d)	5.24%	10/25/36	812,713
1,759,775	Series 2006-HE8, Class A2C, 1 Mo. LIBOR + 0.14% (d)	5.28%	10/25/36	787,684
4,504,150	Series 2007-HE2, Class A2B, 1 Mo. LIBOR + 0.09% (d)	5.23%	01/25/37	2,110,613
1,266,076	Series 2007-HE4, Class A2B, 1 Mo. LIBOR + 0.18% (d)	5.32%	02/25/37	414,283
3,726,700	Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (d)	5.40%	05/25/37	2,706,727
	Navient Student Loan Trust
19,455	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (d)	5.65%	06/25/31	19,002
2,197,709	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (d)	6.64%	06/25/65	2,207,340
3,868,849	Series 2018-2A, Class A3, 1 Mo. LIBOR + 0.75% (b) (d)	5.89%	03/25/67	3,781,345
2,500,000	Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (b) (d)	6.69%	07/25/68	2,325,280
	Nelnet Student Loan Trust
2,025,000	Series 2015-3A, Class B, 1 Mo. LIBOR + 1.50% (b) (d)	6.64%	06/25/54	1,871,198

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Neuberger Berman Loan Advisers CLO Ltd.
$1,500,000	Series 2017-26A, Class D, 3 Mo. LIBOR + 2.65% (b) (d)	7.91%	10/18/30	$1,417,500
1,300,000	Series 2021-43A, Class A, 3 Mo. LIBOR + 1.13% (b) (d)	6.39%	07/17/35	1,275,654
	NovaStar Mortgage Funding Trust
540,797	Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (d)	5.34%	09/25/37	523,612
	OCP CLO Ltd.
1,500,000	Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)	6.95%	07/20/34	1,437,860
	Octagon 55 Ltd.
4,000,000	Series 2021-1A, Class D, 3 Mo. LIBOR + 3.10% (b) (d)	8.35%	07/20/34	3,697,517
	Octagon Investment Partners 46 Ltd.
2,100,000	Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (b) (d)	6.42%	07/15/36	2,045,687
	OHA Credit Funding Ltd.
2,000,000	Series 2019-3A, Class AR, 3 Mo. LIBOR + 1.14% (b) (d)	6.39%	07/02/35	1,964,965
3,000,000	Series 2020-5A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)	6.86%	04/18/33	2,922,588
	Palmer Square CLO Ltd.
3,100,000	Series 2020-3A, Class A1AR, 3 Mo. LIBOR + 1.08% (b) (d)	6.40%	11/15/31	3,057,863
	Park Place Securities Inc Asset-Backed Pass-Through Certificates
3,200,000	Series 2005-WHQ4, Class M3, 1 Mo. LIBOR + 0.78% (d)	5.92%	09/25/35	2,675,088
	PRET LLC
3,628,923	Series 2022-RN2, Class A1, steps up to 9.00% on 07/25/26 (b) (c)	5.00%	06/25/52	3,703,225
	Progress Residential Trust
1,200,000	Series 2019-SFR3, Class F (b)	3.87%	09/17/36	1,145,964
5,635,000	Series 2021-SFR2, Class E2 (b)	2.65%	04/19/38	4,923,707
5,500,000	Series 2021-SFR6, Class G (b)	4.00%	07/17/38	4,742,197
8,100,000	Series 2021-SFR9, Class F (b)	4.05%	11/17/40	6,465,897
	Regatta XII Funding Ltd.
3,000,000	Series 2019-1A, Class BR, 3 Mo. LIBOR + 1.60% (b) (d)	6.86%	10/15/32	2,907,106
	Regatta XX Funding Ltd
3,200,000	Series 2021-2A, Class A, 3 Mo. LIBOR + 1.16% (b) (d)	6.42%	10/15/34	3,120,800
	Residential Asset Mortgage Products, Inc.
1,400,000	Series 2006-NC2, Class M1, 1 Mo. LIBOR + 0.54% (d)	5.68%	02/25/36	1,317,587
1,711,518	Series 2006-RZ2, Class M1, 1 Mo. LIBOR + 0.33% (d)	5.63%	05/25/36	1,675,772
	Residential Asset Securities Corp.
26,821	Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.63% (d)	5.77%	12/25/35	26,579
	Rockford Tower CLO Ltd.
1,325,000	Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	7.03%	08/20/32	1,279,137
1,800,000	Series 2020-1A, Class B, 3 Mo. LIBOR + 1.80% (b) (d)	7.05%	01/20/32	1,749,260
	Sabey Data Center Issuer LLC
1,785,000	Series 2020-1, Class A2 (b)	3.81%	04/20/45	1,701,211
	Saxon Asset Securities Trust
1,070,119	Series 2006-1, Class M1, 1 Mo. LIBOR + 0.47% (d)	5.60%	03/25/36	1,018,272
	Securitized Asset Backed Receivables LLC Trust
2,279,336	Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (d)	5.42%	06/25/36	1,460,004
	Skyline Aircraft Finance LLC
611,635	Series 2020-1, Class A (l) (m)	3.23%	05/10/38	549,309
	SLC Student Loan Trust
776,070	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (d)	6.47%	12/15/32	775,263
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (b)	(k)	10/28/29	528,829

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust
$2,030,332	Series 2006-2, Class B, 3 Mo. LIBOR + 0.22% (d)	5.48%	01/25/41	$1,898,477
6,525	Series 2006-2, Class R	(k)	01/25/41	768,676
1,947,152	Series 2007-1, Class B, 3 Mo. LIBOR + 0.22% (d)	5.48%	01/27/42	1,790,243
1,375	Series 2007-4, Class R	(k)	01/25/42	312,368
1,403,255	Series 2007-7, Class A4, 3 Mo. LIBOR + 0.33% (d)	5.59%	01/25/22	1,355,625
905,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)	6.01%	10/27/70	774,930
300,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (d)	6.46%	01/25/83	298,056
300,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (d)	6.46%	04/26/83	261,144
644,826	Series 2008-4, Class A4, 3 Mo. LIBOR + 1.65% (d)	6.91%	07/25/22	637,724
650,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (d)	7.11%	07/25/73	640,538
340,000	Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (d)	7.11%	07/26/83	314,713
100,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (d)	6.94%	09/25/43	92,049
	Soundview Home Loan Trust
1,988,101	Series 2007-OPT1, Class 2A3, 1 Mo. LIBOR + 0.21% (d)	5.35%	06/25/37	1,362,298
192,141	Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (d)	5.39%	07/25/37	151,988
	Specialty Underwriting & Residential Finance Trust
2,686,025	Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.48% (d)	5.62%	09/25/37	1,914,509
	Structured Asset Securities Corp Mortgage Loan Trust
4,812,094	Series 2005-2XS, Class M1, 1 Mo. LIBOR + 0.71% (d)	5.84%	02/25/35	4,564,683
930,705	Series 2006-BC3, Class A3, 1 Mo. LIBOR + 0.32% (d)	5.46%	10/25/36	776,391
	Structured Receivables Finance LLC
52,038	Series 2010-B, Class A (b)	3.73%	08/15/36	49,930
	STWD Ltd.
2,483,000	Series 2019-FL1, Class AS, 1 Mo. CME Term SOFR + 1.51% (b) (d)	6.57%	07/15/38	2,365,058
	TAL Advantage VII LLC
2,581,200	Series 2020-1A, Class A (b)	2.05%	09/20/45	2,295,826
	Textainer Marine Containers Ltd.
1,548,000	Series 2021-3A, Class A (b)	1.94%	08/20/46	1,294,748
	Textainer Marine Containers VII Ltd.
1,877,537	Series 2020-2A, Class A (b)	2.10%	09/20/45	1,669,670
	Trestles CLO V Ltd.
1,900,000	Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (b) (d)	6.42%	10/20/34	1,859,625
	Tricon American Homes Trust
1,400,000	Series 2017-SFR2, Class E (b)	4.22%	01/17/36	1,372,985
	Triton Container Finance VIII LLC
2,965,554	Series 2021-1A, Class A (b)	1.86%	03/20/46	2,536,560
	TRP LLC
5,405,799	Series 2021-1, Class A (b)	2.07%	06/19/51	4,699,263
	Wachovia Student Loan Trust
1,097,327	Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (b) (d)	5.50%	04/25/40	1,009,884
	WaMu Asset-Backed Certificates WaMu Trust
1,578,003	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (d)	5.39%	04/25/37	613,738
650,887	Series 2007-HE3, Class 2A3, 1 Mo. LIBOR + 0.24% (d)	5.38%	05/25/37	542,900
4,255,297	Series 2007-HE3, Class 2A4, 1 Mo. LIBOR + 0.29% (d)	5.43%	05/25/37	3,560,488
2,046,400	Series 2007-HE3, Class 2A5, 1 Mo. LIBOR + 0.25% (d)	5.39%	05/25/37	1,708,026
	Washington Mutual Asset-Backed Certificates WMABS Trust
399,878	Series 2006-HE5, Class 1A, 1 Mo. LIBOR + 0.31% (d)	4.30%	10/25/36	302,579
	Wells Fargo Home Equity Asset-Backed Securities Trust
3,000,000	Series 2007-1, Class A3, 1 Mo. LIBOR + 0.64% (d)	5.78%	03/25/37	2,628,007

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Westlake Automobile Receivables Trust
$5,290,000	Series 2023-1A, Class D (b)	6.79%	11/15/28	$5,316,495
	Total Asset-Backed Securities			310,706,274
	(Cost $326,546,579)
FOREIGN CORPORATE BONDS AND NOTES (n) — 7.1%
	Agriculture — 0.2%
2,555,000	BAT International Finance PLC, Medium-Term Note (GBP) (o)	2.25%	09/09/52	1,214,837
1,200,000	Imperial Brands Finance PLC (b)	6.13%	07/27/27	1,221,512
				2,436,349
	Banks — 2.9%
1,025,000	ABN AMRO Bank N.V. (b) (h)	2.47%	12/13/29	867,059
535,000	Credit Suisse Group AG (b) (h)	2.59%	09/11/25	504,858
2,160,000	Credit Suisse Group AG (b) (h)	1.31%	02/02/27	1,871,834
7,595,000	Credit Suisse Group AG (b) (h)	4.19%	04/01/31	6,694,157
5,550,000	Credit Suisse Group AG (b) (h)	3.09%	05/14/32	4,475,325
6,465,000	Credit Suisse Group AG (b) (h)	9.02%	11/15/33	7,684,170
955,000	DNB Bank ASA (b) (h)	0.86%	09/30/25	893,811
505,000	HSBC Holdings PLC (h)	1.59%	05/24/27	448,406
3,180,000	HSBC Holdings PLC (h)	4.76%	06/09/28	3,085,517
1,440,000	HSBC Holdings PLC (h)	2.21%	08/17/29	1,215,755
565,000	HSBC Holdings PLC (h)	2.36%	08/18/31	455,130
3,662,000	HSBC Holdings PLC (h)	2.80%	05/24/32	2,973,975
1,485,000	HSBC Holdings PLC (h)	6.33%	03/09/44	1,538,971
200,000	Lloyds Banking Group PLC	3.90%	03/12/24	196,849
1,005,000	Lloyds Banking Group PLC (h)	3.57%	11/07/28	919,581
1,575,000	Lloyds Banking Group PLC (h)	4.98%	08/11/33	1,492,278
565,000	Macquarie Group Ltd. (b) (h)	1.34%	01/12/27	505,943
785,000	Macquarie Group Ltd. (b) (h)	2.69%	06/23/32	626,839
1,070,000	Macquarie Group Ltd. (b) (h)	2.87%	01/14/33	859,279
1,515,000	NatWest Group PLC (h)	4.27%	03/22/25	1,489,739
2,005,000	Santander UK Group Holdings PLC (h)	1.09%	03/15/25	1,914,740
2,390,000	Santander UK Group Holdings PLC (h)	1.67%	06/14/27	2,072,742
430,000	Santander UK Group Holdings PLC (h)	2.47%	01/11/28	377,905
				43,164,863
	Beverages — 0.2%
505,000	Bacardi Ltd. (b)	2.75%	07/15/26	467,233
670,000	Bacardi Ltd. (b)	4.70%	05/15/28	656,443
1,000,000	Becle SAB de C.V. (b)	2.50%	10/14/31	802,130
1,895,000	JDE Peet's N.V. (b)	2.25%	09/24/31	1,474,512
				3,400,318
	Biotechnology — 0.2%
2,536,000	Grifols Escrow Issuer S.A. (b)	4.75%	10/15/28	2,147,954
	Building Materials — 0.0%
40,000	Ingersoll-Rand Luxembourg Finance S.A.	3.55%	11/01/24	38,906
	Chemicals — 0.2%
700,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (b)	4.75%	06/15/27	662,299

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (n) (Continued)
	Chemicals (Continued)
$1,675,000	EverArc Escrow Sarl (b)	5.00%	10/30/29	$1,331,566
275,000	Herens Holdco Sarl (b)	4.75%	05/15/28	219,036
				2,212,901
	Diversified Financial Services — 0.7%
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	105,931
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,431,529
2,720,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.30%	01/30/32	2,212,411
100,000	Avolon Holdings Funding Ltd. (b)	3.95%	07/01/24	96,759
325,000	Avolon Holdings Funding Ltd. (b)	2.88%	02/15/25	303,318
4,645,000	Avolon Holdings Funding Ltd. (b)	2.53%	11/18/27	3,843,651
1,480,000	GGAM Finance Ltd. (b) (p)	8.00%	06/15/28	1,458,540
82,000	Park Aerospace Holdings Ltd. (b)	5.50%	02/15/24	81,132
				9,533,271
	Electric — 0.2%
500,000	Comision Federal de Electricidad (b)	4.69%	05/15/29	448,158
250,000	Mong Duong Finance Holdings B.V. (o)	5.13%	05/07/29	218,750
1,100,000	TenneT Holding B.V., Medium-Term Note (EUR) (o)	4.50%	10/28/34	1,263,803
945,000	TenneT Holding B.V., Medium-Term Note (EUR) (o)	2.75%	05/17/42	887,271
280,000	TenneT Holding B.V., Medium-Term Note (EUR) (o)	4.75%	10/28/42	331,518
				3,149,500
	Engineering & Construction — 0.0%
500,000	Cellnex Finance Co., S.A., Medium-Term Note (EUR) (o)	2.00%	09/15/32	425,261
	Environmental Control — 0.1%
1,400,000	GFL Environmental, Inc. (b)	4.00%	08/01/28	1,251,397
750,000	GFL Environmental, Inc. (b)	3.50%	09/01/28	669,677
				1,921,074
	Food — 0.2%
1,700,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (b)	3.75%	12/01/31	1,381,116
835,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (b)	5.75%	04/01/33	779,305
1,285,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (b)	6.50%	12/01/52	1,163,381
				3,323,802
	Internet — 0.0%
200,000	Tencent Holdings Ltd. (b)	3.68%	04/22/41	154,813
200,000	Tencent Holdings Ltd. (b)	3.84%	04/22/51	147,997
				302,810
	Investment Companies — 0.1%
1,140,000	Gaci First Investment Co. (o)	5.25%	10/13/32	1,175,864
	Machinery-Diversified — 0.0%
222,000	Titan Acquisition Ltd. / Titan Co-Borrower LLC (b)	7.75%	04/15/26	199,010
	Media — 0.2%
450,000	Tele Columbus AG (EUR) (o)	3.88%	05/02/25	325,414
1,250,000	Virgin Media Secured Finance PLC (b)	4.50%	08/15/30	1,040,534
2,500,000	VZ Secured Financing B.V. (b)	5.00%	01/15/32	1,990,763
				3,356,711

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (n) (Continued)
	Mining — 0.0%
$200,000	Freeport Indonesia PT (b)	4.76%	04/14/27	$195,772
	Oil & Gas — 0.5%
570,000	Ecopetrol S.A.	8.88%	01/13/33	557,823
1,100,000	KazMunayGas National Co. JSC (o)	5.38%	04/24/30	998,169
1,000,000	KazMunayGas National Co. JSC (o)	3.50%	04/14/33	752,162
1,100,000	Pertamina Persero PT (b)	3.10%	08/27/30	968,000
449,000	Petroleos Mexicanos	5.95%	01/28/31	322,599
105,000	Petroleos Mexicanos	6.75%	09/21/47	63,451
170,000	Petroleos Mexicanos	6.35%	02/12/48	99,109
110,000	Petroleos Mexicanos	6.95%	01/28/60	65,760
2,650,000	Qatar Energy (o)	2.25%	07/12/31	2,239,027
200,000	Saudi Arabian Oil Co. (b)	2.25%	11/24/30	167,752
307,937	Transocean Poseidon Ltd. (b)	6.88%	02/01/27	301,061
700,000	Transocean Titan Financing Ltd. (b)	8.38%	02/01/28	709,632
				7,244,545
	Packaging & Containers — 0.1%
2,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (b)	5.25%	08/15/27	1,681,371
	Pharmaceuticals — 0.3%
1,500,000	1375209 BC Ltd. (b)	9.00%	01/30/28	1,497,642
365,000	Jazz Securities DAC (b)	4.38%	01/15/29	327,361
2,150,000	Kevlar S.p.A. (b)	6.50%	09/01/29	1,819,631
850,000	Teva Pharmaceutical Finance Netherlands III B.V.	8.13%	09/15/31	883,649
				4,528,283
	Pipelines — 0.2%
2,572,590	Galaxy Pipeline Assets Bidco Ltd. (b)	2.16%	03/31/34	2,196,251
400,000	QazaqGaz NC JSC (o)	4.38%	09/26/27	372,415
480,000	TMS Issuer Sarl (o)	5.78%	08/23/32	500,582
				3,069,248
	Real Estate — 0.2%
380,000	Annington Funding PLC, Medium-Term Note (GBP) (o)	2.31%	10/06/32	336,588
400,000	Annington Funding PLC, Medium-Term Note (GBP) (o)	3.69%	07/12/34	382,034
500,000	Blackstone Property Partners Europe Holdings Sarl, Medium-Term Note (EUR) (o)	1.75%	03/12/29	400,225
1,000,000	Blackstone Property Partners Europe Holdings Sarl, Medium-Term Note (EUR) (o)	1.63%	04/20/30	755,291
605,000	China Aoyuan Group Ltd. (o)	6.35%	02/08/24	23,633
200,000	China SCE Group Holdings Ltd. (o)	7.00%	05/02/25	37,270
400,000	Sunac China Holdings Ltd. (o)	6.50%	01/10/25	61,478
200,000	Times China Holdings Ltd. (o)	6.75%	07/08/25	13,147
800,000	Vonovia SE (EUR) (o)	1.50%	06/14/41	466,035
415,000	Zhenro Properties Group Ltd. (o)	6.63%	01/07/26	19,248
				2,494,949
	Real Estate Investment Trusts — 0.1%
510,000	CapitaLand Ascendas REIT, Medium-Term Note (EUR) (o)	0.75%	06/23/28	441,884
1,185,000	Digital Intrepid Holding B.V. (EUR) (o)	0.63%	07/15/31	888,721
				1,330,605
	Retail — 0.0%
345,000	1011778 BC ULC / New Red Finance, Inc. (b)	3.50%	02/15/29	306,038

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (n) (Continued)
	Savings & Loans — 0.2%
$1,165,000	Nationwide Building Society (b) (h)	4.36%	08/01/24	$1,160,677
1,520,000	Nationwide Building Society (b) (h)	2.97%	02/16/28	1,378,167
				2,538,844
	Software — 0.0%
625,000	Open Text Corp. (b)	6.90%	12/01/27	639,590
	Telecommunications — 0.3%
200,000	C&W Senior Financing DAC (b)	6.88%	09/15/27	172,249
1,500,000	Global Switch Finance B.V., Medium-Term Note (EUR) (o)	1.38%	10/07/30	1,326,144
600,000	Intelsat Jackson Holdings S.A. (j) (l) (m) (q)	5.50%	08/01/23	0
750,000	Intelsat Jackson Holdings S.A. (j) (l) (m) (r)	8.50%	10/15/24	0
303,000	Intelsat Jackson Holdings S.A. (j) (l) (m) (r)	9.75%	07/15/25	0
1,929,000	Intelsat Jackson Holdings S.A. (b) (j)	6.50%	03/15/30	1,779,309
500,000	Vmed O2 UK Financing I PLC (b)	4.75%	07/15/31	411,620
113,000	Vodafone Group PLC	4.88%	06/19/49	97,386
580,000	Vodafone Group PLC	4.25%	09/17/50	457,086
				4,243,794
	Transportation — 0.0%
600,000	Transnet SOC Ltd. (b)	8.25%	02/06/28	575,655
	Total Foreign Corporate Bonds and Notes			105,637,288
	(Cost $110,625,299)
FOREIGN SOVEREIGN BONDS AND NOTES (n) — 3.5%
	Brazil — 0.2%
1,850,000	Brazilian Government International Bond	3.88%	06/12/30	1,649,648
1,200,000	Brazilian Government International Bond	6.00%	10/20/33	1,178,782
				2,828,430
	Chile — 0.2%
2,852,000	Chile Government International Bond	2.55%	01/27/32	2,454,414
500,000	Chile Government International Bond	2.55%	07/27/33	412,218
				2,866,632
	Colombia — 0.2%
478,000	Colombia Government International Bond	4.50%	01/28/26	455,708
3,050,000	Colombia Government International Bond	3.00%	01/30/30	2,351,644
200,000	Colombia Government International Bond	3.13%	04/15/31	149,070
200,000	Colombia Government International Bond	8.00%	04/20/33	201,202
				3,157,624
	Dominican Republic — 0.2%
3,150,000	Dominican Republic International Bond (b)	4.50%	01/30/30	2,726,883
825,000	Dominican Republic International Bond (o)	4.88%	09/23/32	695,054
				3,421,937
	Guatemala — 0.1%
700,000	Guatemala Government Bond (o)	4.90%	06/01/30	652,348
1,717,000	Guatemala Government Bond (o)	3.70%	10/07/33	1,385,334
				2,037,682
	Hungary — 0.2%
550,000	Hungary Government International Bond (b)	6.13%	05/22/28	560,076
3,200,000	Hungary Government International Bond (b)	2.13%	09/22/31	2,444,013
				3,004,089

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (n) (Continued)
	Indonesia — 0.4%
$800,000	Indonesia Government International Bond	2.85%	02/14/30	$723,179
1,000,000	Indonesia Government International Bond	4.85%	01/11/33	1,010,155
4,050,000	Perusahaan Penerbit SBSN Indonesia III (b)	2.80%	06/23/30	3,619,570
				5,352,904
	Mexico — 0.4%
1,960,000	Mexico Government International Bond	2.66%	05/24/31	1,632,348
3,750,000	Mexico Government International Bond	4.88%	05/19/33	3,588,941
700,000	Mexico Government International Bond	3.50%	02/12/34	589,742
700,000	Mexico Government International Bond	6.35%	02/09/35	739,391
				6,550,422
	Oman — 0.2%
600,000	Oman Government International Bond (o)	6.75%	10/28/27	622,966
2,450,000	Oman Government International Bond (o)	5.63%	01/17/28	2,432,811
				3,055,777
	Panama — 0.4%
3,700,000	Panama Government International Bond	3.16%	01/23/30	3,270,433
2,603,000	Panama Government International Bond	2.25%	09/29/32	2,005,428
				5,275,861
	Paraguay — 0.0%
560,000	Paraguay Government International Bond (o)	4.95%	04/28/31	537,759
	Peru — 0.2%
950,000	Peruvian Government International Bond	4.13%	08/25/27	933,447
1,203,000	Peruvian Government International Bond	2.84%	06/20/30	1,053,779
700,000	Peruvian Government International Bond	2.78%	01/23/31	598,412
550,000	Peruvian Government International Bond	1.86%	12/01/32	417,525
				3,003,163
	Philippines — 0.1%
1,450,000	Philippine Government International Bond	2.46%	05/05/30	1,268,105
	Poland — 0.2%
750,000	Republic of Poland Government International Bond	5.50%	11/16/27	777,604
1,169,000	Republic of Poland Government International Bond	5.75%	11/16/32	1,243,624
100,000	Republic of Poland Government International Bond	4.88%	10/04/33	99,891
				2,121,119
	Romania — 0.2%
1,000,000	Romanian Government International Bond (b)	6.63%	02/17/28	1,027,319
2,350,000	Romanian Government International Bond (o)	3.00%	02/14/31	1,946,693
				2,974,012
	Saudi Arabia — 0.1%
1,900,000	Saudi Government International Bond (o)	3.63%	03/04/28	1,828,830
200,000	Saudi Government International Bond (o)	3.25%	10/22/30	183,139
				2,011,969
	South Africa — 0.2%
1,693,000	Republic of South Africa Government International Bond	4.30%	10/12/28	1,463,196
920,000	Republic of South Africa Government International Bond	4.85%	09/30/29	794,714
400,000	Republic of South Africa Government International Bond	5.88%	04/20/32	344,844
				2,602,754

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (n) (Continued)
	United Arab Emirates — 0.0%
$200,000	Finance Department Government of Sharjah (b)	6.50%	11/23/32	$204,517
	Total Foreign Sovereign Bonds and Notes			52,274,756
	(Cost $55,164,836)
U.S. GOVERNMENT AGENCY SECURITIES — 2.0%
30,000,000	Federal Home Loan Bank Discount Notes	(k)	10/18/23	29,420,134
	(Cost $29,421,469)
U.S. GOVERNMENT BONDS AND NOTES — 0.7%
10,052,837	U.S. Treasury Inflation Indexed Bond	1.25%	04/15/28	9,855,628
44,000	U.S. Treasury Note	3.50%	04/30/28	43,443
140,000	U.S. Treasury Note	3.63%	05/31/28	139,213
	Total U.S. Government Bonds and Notes			10,038,284
	(Cost $10,224,856)
MUNICIPAL BONDS — 0.0%
	Colorado — 0.0%
220,000	City & Cnty of Denver Cnty Arpt Rev	2.24%	11/15/30	188,852
	New York — 0.0%
50,000	Metro Transprtn Auth NY Rev Txbl Green Bond, Ser C2	5.18%	11/15/49	46,036
	Total Municipal Bonds			234,888
	(Cost $270,000)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Wireless Telecommunication Services — 0.0%
15,735	Intelsat Jackson Emergence S.A. (l) (m) (q) (s)	0
	(Cost $527,123)
RIGHTS — 0.0%
	Wireless Telecommunication Services — 0.0%
1,646	Intelsat Jackson Holdings S.A., Series A (l) (m) (q) (s)	0
1,646	Intelsat Jackson Holdings S.A., Series B (l) (m) (q) (s)	0
	Total Rights	0
	(Cost $0)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 14.7%
$8,095,000	U.S. Treasury Bill	(k)	08/03/23	8,022,274
11,655,000	U.S. Treasury Bill	(k)	08/10/23	11,538,727
5,145,000	U.S. Treasury Bill	(k)	08/24/23	5,083,184
9,465,000	U.S. Treasury Bill	(k)	10/05/23	9,292,903
115,165,000	U.S. Treasury Bill	(k)	10/12/23	112,940,852
71,995,000	U.S. Treasury Bill	(k)	10/19/23	70,534,201
	Total U.S. Treasury Bills			217,412,141
	(Cost $217,596,320)

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
18,782,006	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99%	$18,782,006
	(Cost $18,782,006)

	Total Investments — 119.9%	1,772,261,274
	(Cost $1,849,875,187)
	Net Other Assets and Liabilities — (19.9)%	(293,872,235)
	Net Assets — 100.0%	$1,478,389,039
Forward Foreign Currency Contracts at May 31, 2023:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2023	Sale Value as of 5/31/2023	Unrealized Appreciation (Depreciation)
7/14/2023	Citi	EUR	577,000	USD	638,131	$618,342	$638,131	$(19,789)
7/14/2023	Citi	USD	7,919,087	EUR	7,209,000	7,919,087	7,725,524	193,563
7/14/2023	Citi	USD	928,674	EUR	843,000	928,674	903,401	25,273
7/14/2023	Citi	USD	1,283,203	GBP	1,030,000	1,283,203	1,282,421	782
7/14/2023	Citi	USD	628,445	EUR	568,000	628,445	608,697	19,748
7/14/2023	Citi	USD	168,163	EUR	152,000	168,163	162,891	5,272
7/14/2023	Citi	USD	205,749	EUR	187,000	205,749	200,399	5,350
7/14/2023	Citi	USD	347,953	GBP	278,000	347,953	346,129	1,824
7/14/2023	Citi	USD	297,790	EUR	277,000	297,790	296,847	943
7/14/2023	Citi	USD	491,502	EUR	460,000	491,502	492,959	(1,457)
7/14/2023	GSIL	USD	398,768	GBP	320,000	398,768	398,422	346
Net Unrealized Appreciation (Depreciation)								$231,855

Counterparty Abbreviations:
Citi	– Citibank N.A.
GSIL	– Goldman Sachs International, London
Futures Contracts at May 31, 2023:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	1,012	Sep-2023	$208,298,064	$(536,907)
U.S. 5-Year Treasury Notes	Long	2,164	Sep-2023	236,045,062	(281,016)
Euro-Bobl Futures	Short	8	Jun-2023	(1,010,240)	2,982
Euro-Bund Futures	Short	22	Jun-2023	(3,199,328)	(73,687)
Euro-Buxl 30 Year Bonds Futures	Short	11	Jun-2023	(1,630,823)	(3,012)
Euro-Buxl 30 Year Bonds Futures	Short	1	Sep-2023	(147,829)	(215)
Ultra 10-Year U.S. Treasury Notes	Short	1,542	Sep-2023	(185,738,719)	(1,226,140)
Ultra U.S. Treasury Bond Futures	Short	509	Sep-2023	(69,669,375)	(1,091,711)
				$182,946,812	$(3,209,706)

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Interest Rate Swap Agreements at May 31, 2023:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Barclay Bank PLC	SOFR(1)	09/20/2053	$1,830,000	3.000%(1)	$41,286
Morgan Stanley	SOFR(1)	09/20/2053	1,420,000	3.000%(1)	32,036
			$3,250,000		$73,322

(1)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/20/2023 and no interest is being accrued until that date.

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2023, securities noted as such amounted to $625,411,980 or 42.3%
of net assets.

(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(d)	Floating or variable rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Inverse floating rate security.
(g)	All or a portion of this security is part of a mortgage dollar roll agreement.
(h)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(i)	Perpetual maturity.
(j)	This issuer is in default.
(k)	Zero coupon security.
(l)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2023, securities noted as such are valued at $549,309 or 0.0% of net assets.

(m)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(n)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(o)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(p)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2023. Interest will begin accruing on the security’s first settlement date.
(q)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(r)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).

(s)	Non-income producing security.

IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$399,868,512	$—	$399,868,512	$—
U.S. Government Agency Mortgage-Backed Securities	315,667,585	—	315,667,585	—
Corporate Bonds and Notes*	312,219,406	—	312,219,406	—
Asset-Backed Securities	310,706,274	—	310,156,965	549,309
Foreign Corporate Bonds and Notes:
Telecommunications	4,243,794	—	4,243,794	— **
Other Industry Categories*	101,393,494	—	101,393,494	—
Foreign Sovereign Bonds and Notes***	52,274,756	—	52,274,756	—
U.S. Government Agency Securities	29,420,134	—	29,420,134	—
U.S. Government Bonds and Notes	10,038,284	—	10,038,284	—
Municipal Bonds****	234,888	—	234,888	—
Common Stocks*	— **	—	—	— **
Rights*	— **	—	—	— **
U.S. Treasury Bills	217,412,141	—	217,412,141	—
Money Market Funds	18,782,006	18,782,006	—	—
Total Investments	1,772,261,274	18,782,006	1,752,929,959	549,309
Forward Foreign Currency Contracts	253,101	—	253,101	—
Futures Contracts	2,982	2,982	—	—
Interest Rate Swap Agreements	73,322	—	73,322	—
Total	$1,772,590,679	$18,784,988	$1,753,256,382	$549,309

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(21,246)	$—	$(21,246)	$—
Futures Contracts	(3,212,688)	(3,212,688)	—	—
Total	$(3,233,934)	$(3,212,688)	$(21,246)	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
***	See Portfolio of Investments for country breakout.
****	See Portfolio of Investments for state breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

Restricted Securities
As of May 31, 2023 the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Securities	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Intelsat Jackson Holdings S.A., 8.50%, 10/15/2024	2/25/2022	$750,000	$0.00	$0	$0	0.00%
Intelsat Jackson Holdings S.A., 9.75%, 07/15/2025	2/25/2022	303,000	0.00	0	0	0.00
				$0	$0	0.00%

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments
May 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 69.8%
	Collateralized Mortgage Obligations — 3.5%
	Federal Home Loan Mortgage Corporation
$21,526	Series 2005-3071, Class TF, 1 Mo. LIBOR + 0.30% (a)	5.41%	04/15/35	$21,455
37,799	Series 2010-3778, Class L	3.50%	12/15/25	36,899
94,332	Series 2017-360, Class 250	2.50%	11/15/47	86,322
42,780	Series 2020-4993, Class OP, PO	(b)	10/25/58	34,575
925,000	Series 2022-5210, Class LB	3.00%	08/25/50	705,884
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
683,826	Series 2021-HQA1, Class M2, 30 Day Average SOFR + 2.25% (a) (c)	7.22%	08/25/33	667,964
550,000	Series 2022-DNA1, Class M1B, 30 Day Average SOFR + 1.85% (a) (c)	6.82%	01/25/42	531,387
	Federal National Mortgage Association
108,245	Series 2006-56, Class FE, 1 Mo. LIBOR + 0.43% (a)	5.57%	07/25/36	107,092
85,526	Series 2011-47, Class GF, 1 Mo. LIBOR + 0.57% (a)	5.71%	06/25/41	84,625
109,133	Series 2018-50, Class BA	3.00%	07/25/48	99,195
4,603	Series 2018-86, Class JA	4.00%	05/25/47	4,444
77,261	Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)	5.59%	11/25/49	74,815
1,490,426	Series 2019-68, Class US, IO, 1 Mo. LIBOR ×-1+ 6.00% (d)	0.86%	11/25/49	177,455
	Government National Mortgage Association
1,265,149	Series 2012-34, Class SA, IO, 1 Mo. LIBOR ×-1+ 6.05% (d)	0.90%	03/20/42	139,656
1,830,726	Series 2013-25, Class SA, IO, 1 Mo. LIBOR ×-1+ 6.20% (d)	1.05%	02/20/43	208,237
777,555	Series 2014-57, Class PS, IO, 1 Mo. LIBOR ×-1+ 6.20% (d)	1.05%	04/20/44	88,413
				3,068,418
	Commercial Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
1,000,000	Series 2018-K732, Class X3, IO (e)	2.17%	05/25/46	41,001
	FREMF Mortgage Trust
21,686,166	Series 2017-K726, Class X2B, IO (c)	0.10%	07/25/49	17,392
				58,393
	Pass-Through Securities — 66.2%
	Federal Home Loan Mortgage Corporation
50,204	Pool G08681	3.50%	12/01/45	46,960
26,046	Pool G08792	3.50%	12/01/47	24,250
93,948	Pool G60659	3.50%	08/01/46	87,877
112,613	Pool G61748	3.50%	11/01/48	105,614
128,846	Pool G67706	3.50%	12/01/47	120,839
163,783	Pool G67710	3.50%	03/01/48	151,999
1,073,525	Pool QC8921	2.50%	10/01/51	920,445
1,498,363	Pool QD7088	2.00%	02/01/52	1,236,822
705,459	Pool QD8010	2.00%	03/01/52	582,043
593,029	Pool QE8999	4.00%	08/01/52	560,926
314,457	Pool RA5552	3.00%	07/01/51	280,039
1,810,989	Pool RA5855	2.50%	09/01/51	1,551,134
1,054,294	Pool RA7659	3.50%	07/01/52	969,777
727,401	Pool RA7773	4.00%	08/01/52	687,986
111,581	Pool SD0499	3.00%	08/01/50	100,310
1,026,228	Pool SD0956	2.50%	04/01/52	879,318
57,357	Pool SD7502	3.50%	07/01/49	53,724
117,810	Pool SD7511	3.50%	01/01/50	110,132

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$73,422	Pool SD7513	3.50%	04/01/50	$68,868
74,051	Pool ZM1779	3.00%	09/01/46	67,460
	Federal National Mortgage Association
26,750	Pool BE3619	4.00%	05/01/47	25,587
302,488	Pool BQ1163	2.00%	08/01/50	250,267
603,584	Pool BQ1226	2.00%	09/01/50	499,354
1,257,787	Pool BQ7056	2.00%	01/01/52	1,037,633
703,075	Pool BU9074	2.00%	01/01/52	580,682
69,785	Pool BV4119	2.50%	03/01/52	59,802
1,342,227	Pool BV8463	2.50%	04/01/52	1,149,660
998,486	Pool BV8464	3.00%	04/01/52	887,647
1,390,785	Pool BV8477	3.00%	05/01/52	1,236,164
1,398,993	Pool BV8515	3.00%	05/01/52	1,243,557
51,627	Pool CA0995	3.50%	01/01/48	48,363
565,401	Pool CA5689	3.00%	05/01/50	508,736
1,178,203	Pool CB2411	2.50%	12/01/51	1,009,648
837,201	Pool CB2610	2.00%	01/01/52	690,936
562,040	Pool CB2802	2.00%	02/01/52	463,827
1,229,247	Pool CB3151	2.00%	03/01/52	1,014,177
1,086,225	Pool CB3486	3.50%	05/01/52	999,432
119,128	Pool CB4365	3.50%	08/01/52	109,578
65,203	Pool FM2870	3.00%	03/01/50	58,468
1,417,615	Pool FS0139	2.50%	01/01/52	1,219,076
425,757	Pool FS3160	3.00%	06/01/52	378,600
977,296	Pool FS3781	2.00%	11/01/51	808,374
61,215	Pool MA4093	2.00%	08/01/40	53,103
89,575	Pool MA4152	2.00%	10/01/40	77,165
136,978	Pool MA4176	2.00%	11/01/40	118,423
144,101	Pool MA4204	2.00%	12/01/40	124,492
185,733	Pool MA4333	2.00%	05/01/41	159,883
4,800,000	Pool TBA (f)	2.00%	06/15/53	3,947,497
4,300,000	Pool TBA (f)	2.50%	06/15/53	3,676,920
1,725,000	Pool TBA (f)	3.00%	06/15/53	1,531,443
1,150,000	Pool TBA (f)	3.50%	06/15/53	1,056,697
2,700,000	Pool TBA (f)	4.00%	06/15/53	2,551,078
3,575,000	Pool TBA (f)	4.50%	06/15/53	3,462,932
5,200,000	Pool TBA (f)	5.00%	06/15/53	5,122,711
2,200,000	Pool TBA (f)	5.50%	06/15/53	2,198,797
	Government National Mortgage Association
44,595	Pool MA3873	3.00%	08/20/46	40,825
55,491	Pool MA4382	3.50%	04/20/47	52,257
41,491	Pool MA4778	3.50%	10/20/47	39,043
28,931	Pool MA4779	4.00%	10/20/47	27,900
1,199,696	Pool MA7534	2.50%	08/20/51	1,050,381
1,136,129	Pool MA7589	2.50%	09/20/51	995,722
725,000	Pool TBA (f)	2.50%	06/15/53	634,446
1,925,000	Pool TBA (f)	4.50%	06/15/53	1,870,671

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$925,000	Pool TBA (f)	5.00%	06/15/53	$913,564
5,900,000	Pool TBA (f)	2.50%	07/15/53	5,167,685
				57,759,726
	Total U.S. Government Agency Mortgage-Backed Securities			60,886,537
	(Cost $62,833,371)
MORTGAGE-BACKED SECURITIES (g) — 34.3%
	Collateralized Mortgage Obligations — 23.0%
	Alternative Loan Trust
209,659	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)	5.62%	06/25/35	180,088
131,798	Series 2007-5CB, Class 1A11	6.00%	04/25/37	77,182
113,237	Series 2007-15CB, Class A5	5.75%	07/25/37	71,193
327,561	Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.32% (a)	5.46%	09/25/47	285,172
150,655	Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.36% (a)	5.50%	05/25/47	129,877
	American Home Mortgage Assets Trust
103,129	Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (a)	4.71%	10/25/46	87,953
	Banc of America Funding Trust
118,773	Series 2007-C, Class 7A1, 1 Mo. LIBOR + 0.42% (a)	5.57%	05/20/47	107,190
	BCAP LLC Trust
87,806	Series 2006-AA2, Class A1, 1 Mo. LIBOR + 0.34% (a)	5.48%	01/25/37	80,741
	Bear Stearns ALT-A Trust
544,599	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.13% (a)	6.26%	01/25/35	502,577
509,464	Series 2006-1, Class 21A2 (e)	3.87%	02/25/36	356,575
	Bear Stearns ARM Trust
157,059	Series 2005-1, Class 2A1 (e)	4.13%	03/25/35	145,139
	CHL Mortgage Pass-Through Trust
193,726	Series 2004-25, Class 2A1, 1 Mo. LIBOR + 0.68% (a)	5.82%	02/25/35	165,478
101,141	Series 2007-20, Class A1	6.50%	01/25/38	51,099
	CIM Trust
74,658	Series 2021-NR3, Class A1, steps up to 5.57% on 04/01/24 (c) (h)	2.57%	06/25/57	71,188
214,606	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	190,459
450,000	Series 2023-R3, Class A1B (c)	4.50%	01/25/63	345,417
	Citigroup Mortgage Loan Trust
249,562	Series 2009-10, Class 2A2 (c)	7.00%	12/25/35	187,120
	Connecticut Avenue Securities Trust
500,000	Series 2021-R03, Class 1B2, 30 Day Average SOFR + 5.50% (a) (c)	10.47%	12/25/41	463,232
750,000	Series 2021-R03, Class 1M2, 30 Day Average SOFR + 1.65% (a) (c)	6.62%	12/25/41	727,559
	Credit Suisse Mortgage Trust
531,856	Series 2014-8R, Class 3A2 (c) (e)	4.60%	02/27/36	514,600
276,658	Series 2020-RPL2, Class A12 (c)	3.48%	02/25/60	279,498
723,980	Series 2021-RP11 (c)	3.78%	10/25/61	525,561
463,895	Series 2021-RPL4, Class A1 (c)	1.80%	12/27/60	432,287
	CSMCM Trust
26,168	Series 2021-RPL11 (c)	3.78%	10/27/61	19,815
	Deutsche Alt-A Securities Mortgage Loan Trust
184,522	Series 2007-3, Class 2A1, 1 Mo. LIBOR + 0.75% (a)	5.89%	10/25/47	150,141

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Collateralized Mortgage Obligations (Continued)
	GreenPoint Mortgage Funding Trust
$153,803	Series 2005-AR4, Class G41B, 1 Mo. LIBOR + 0.20% (a)	5.34%	10/25/45	$140,166
	GreenPoint MTA Trust
26,971	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (a)	5.62%	08/25/45	20,994
	GSR Mortgage Loan Trust
230,538	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (a)	5.66%	08/25/46	60,664
	IndyMac IMSC Mortgage Loan Trust
970,219	Series 2007-F2, Class 1A4	6.00%	07/25/37	723,836
	IndyMac INDX Mortgage Loan Trust
122,267	Series 2005-AR29, Class A1 (e)	3.55%	01/25/36	95,683
66,842	Series 2006-AR3, Class 2A1A (e)	3.43%	03/25/36	47,374
58,843	Series 2006-AR9, Class 3A2, 1 Mo. LIBOR + 0.35% (a)	5.49%	06/25/36	46,429
563,114	Series 2006-AR13, Class A3 (e)	3.38%	07/25/36	401,821
134,784	Series 2006-AR19, Class 5A2 (e)	3.43%	08/25/36	103,996
458,274	Series 2006-AR31, Class A3 (e)	3.43%	11/25/36	401,079
746,119	Series 2007-AR21, Class 6A1 (e)	3.37%	09/25/37	546,443
99,065	Series 2007-FLX2, Class A1A, 1 Mo. LIBOR + 0.16% (a)	5.30%	04/25/37	86,038
	Lehman XS Trust
483,456	Series 2006-10N, Class 1A4A, 1 Mo. LIBOR + 0.60% (a)	5.74%	07/25/46	357,116
171,999	Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.40% (a)	5.54%	07/25/47	166,403
	LHOME Mortgage Trust
1,275,000	Series 2021-RTL3, Class A1, steps up to 3.36% on 04/25/24 (c) (h)	2.36%	09/25/26	1,219,235
	Luminent Mortgage Trust
893,926	Series 2007-1, Class 1A1, 1 Mo. LIBOR + 0.32% (a)	5.46%	11/25/36	797,921
	MASTR Adjustable Rate Mortgages Trust
1,072,857	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (a)	4.54%	12/25/46	801,715
1,800,000	Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (a)	6.24%	09/25/37	784,034
	PRPM LLC
1,145,808	Series 2021-11, Class A1, steps up to 5.49% on 11/25/24 (c) (h)	2.49%	11/25/26	1,088,689
1,099,866	Series 2021-3, Class A1, steps up to 4.87% on 04/25/24 (c) (h)	1.87%	04/25/26	1,039,255
	RALI Trust
420,446	Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (a)	5.44%	08/25/35	320,975
3,222,305	Series 2006-QO2, Class A1, 1 Mo. LIBOR + 0.44% (a)	5.58%	02/25/46	669,271
194,267	Series 2006-QS7, Class A2	6.00%	06/25/36	157,590
303,183	Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.38% (a)	5.40%	05/25/37	271,696
92,549	Series 2007-QS1, Class 1A4	6.00%	01/25/37	72,599
157,011	Series 2007-QS2, Class A4	6.25%	01/25/37	129,451
	RFMSI Trust
545,800	Series 2006-S10, Class 1A1	6.00%	10/25/36	428,876
	Structured Adjustable Rate Mortgage Loan Trust
633,766	Series 2005-17, Class 3A1 (e)	4.14%	08/25/35	549,590
	Structured Asset Mortgage Investments II Trust
141,049	Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (a)	3.91%	02/25/36	122,180
603,934	Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (a)	5.52%	07/25/46	426,914
101,752	Series 2006-AR7, Class A1BG, 1 Mo. LIBOR + 0.12% (a)	5.26%	08/25/36	88,348
803,515	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (a)	5.32%	01/25/37	712,550
28,869	Series 2007-AR3, Class 2A1, 1 Mo. LIBOR + 0.19% (a)	5.33%	09/25/47	25,996

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates Trust
$49,819	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	4.74%	02/25/46	$44,474
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
609,522	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (a)	4.70%	08/25/46	382,543
769,529	Series 2006-AR10, Class A2A, 1 Mo. LIBOR + 0.34% (a)	5.48%	12/25/36	629,629
				20,108,714
	Commercial Mortgage-Backed Securities — 11.3%
	BBCMS Mortgage Trust
545,000	Series 2020-BID, Class D, 1 Mo. LIBOR + 4.63% (a) (c)	9.74%	10/15/37	517,069
	Benchmark Mortgage Trust
117,000	Series 2020-B18, Class AGNF (c)	4.14%	07/15/53	100,780
	BWAY Mortgage Trust
17,754,069	Series 2013-1515, Class XA, IO (c) (e)	0.55%	03/10/33	121,883
	BX Commercial Mortgage Trust
231,679	Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (a) (c)	9.00%	10/15/38	213,866
	BX Trust
605,000	Series 2021-VIEW, Class B, 1 Mo. LIBOR + 1.80% (a) (c)	6.91%	06/15/36	573,884
	CAMB Commercial Mortgage Trust
215,000	Series 2019-LIFE, Class G, 1 Mo. LIBOR + 3.25% (a) (c)	8.36%	12/15/37	207,407
	Citigroup Commercial Mortgage Trust
293,454	Series 2013-GC15, Class XA, IO (e) (i)	0.74%	09/10/46	62
4,400,902	Series 2016-P3, Class XA, IO (e)	1.66%	04/15/49	136,373
	COMM Mortgage Trust
1,077,757	Series 2012-CR4, Class XA, IO (e)	1.18%	10/15/45	11
856,080	Series 2013-LC13, Class XA, IO (e) (i)	0.96%	08/10/46	9
23,734,353	Series 2014-CR14, Class XA, IO (e)	0.51%	02/10/47	32,656
31,374,445	Series 2014-CR16, Class XA, IO (e)	0.93%	04/10/47	164,917
1,407,104	Series 2014-UBS2, Class XA, IO (e)	1.05%	03/10/47	4,603
20,429,363	Series 2014-UBS3, Class XA, IO (e)	1.05%	06/10/47	114,874
11,151,000	Series 2014-UBS3, Class XB, IO (c) (e)	0.32%	06/10/47	26,595
7,000,000	Series 2015-LC21, Class XE, IO (c) (e)	1.08%	07/10/48	136,210
35,000	Series 2020-CX, Class E (c) (e)	2.68%	11/10/46	23,163
	Credit Suisse Mortgage Trust
182,000	Series 2019-UVIL, Class B (c) (e)	3.28%	12/15/41	146,847
801,000	Series 2021-BPNY, Class A, 1 Mo. LIBOR + 3.71% (a) (c)	8.82%	08/15/23	748,406
	CSAIL Commercial Mortgage Trust
2,639,465	Series 2016-C5, Class XA, IO (e)	0.90%	11/15/48	46,316
	DBUBS Mortgage Trust
120,000	Series 2017-BRBK, Class A (c)	3.45%	10/10/34	109,038
	DROP Mortgage Trust
386,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (a) (c)	6.81%	10/15/43	344,171
	European Loan Conduit DAC
568,576	Series 36A, Class E, 3 Mo. EURIBOR + 3.35% (EUR) (a) (c)	6.71%	02/17/30	571,335
	Frost CMBS DAC
796,096	Series 2021-1X, Class GBB, SONIA + 1.65% (GBP) (a) (j)	6.10%	11/20/33	939,131
	Grace Trust
1,000,000	Series 2020-GRCE, Class X, IO (c) (e)	0.30%	12/10/40	20,218

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	GS Mortgage Securities Trust
$123,349	Series 2011-GC5, Class AS (c)	5.15%	08/10/44	$119,526
1,526,920	Series 2011-GC5, Class XA, IO (e) (k)	0.00%	08/10/44	15
28,182,870	Series 2015-GC28, Class XA, IO (e)	0.97%	02/10/48	320,777
	JP Morgan Chase Commercial Mortgage Securities Trust
4,170,148	Series 2013-C16, Class XA, IO (e)	0.83%	12/15/46	1,599
170,085	Series 2013-LC11, Class XA, IO (e)	0.96%	04/15/46	2
15,696,690	Series 2014-C20, Class XA, IO (e)	0.72%	07/15/47	38,041
	JPMBB Commercial Mortgage Securities Trust
811,021	Series 2015-C32, Class XA, IO (e)	1.11%	11/15/48	11,857
	JPMCC Commercial Mortgage Securities Trust
10,024,150	Series 2017-JP5, Class XA, IO (e)	0.81%	03/15/50	229,268
	JPMDB Commercial Mortgage Securities Trust
5,429,074	Series 2016-C2, Class XA, IO (e)	1.48%	06/15/49	174,909
	Last Mile Logistics Pan Euro Finance DAC
706,936	Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (EUR) (a) (c)	6.06%	08/17/33	702,995
	Morgan Stanley Bank of America Merrill Lynch Trust
1,694,341	Series 2013-C13, Class XA, IO (e)	0.91%	11/15/46	1,343
3,541,087	Series 2014-C14, Class XA, IO (e)	0.90%	02/15/47	6,495
9,205,255	Series 2015-C20, Class XA, IO (e)	1.24%	02/15/48	119,296
29,186,071	Series 2015-C25, Class XA, IO (e)	1.04%	10/15/48	469,146
	MSCG Trust
320,769	Series 2018-SELF, Class F, 1 Mo. LIBOR + 3.05% (a) (c)	8.16%	10/15/37	307,461
	SFAVE Commercial Mortgage Securities Trust
690,000	Series 2015-5AVE, Class A2A (c) (e)	3.66%	01/05/43	500,284
340,000	Series 2015-5AVE, Class A2B (c) (e)	4.14%	01/05/43	238,042
	SLG Office Trust
385,000	Series 2021-OVA, Class G (c)	2.85%	07/15/41	236,845
	SMRT
105,000,000	Series 2022-MINI, Class XCP, IO (e) (k)	0.00%	01/15/39	110
	UBS-Barclays Commercial Mortgage Trust
815,067	Series 2012-C2, Class XA, IO (c) (e)	0.52%	05/10/63	8
	Wells Fargo Commercial Mortgage Trust
8,049,901	Series 2015-C26, Class XA, IO (e)	1.18%	02/15/48	121,343
13,961,035	Series 2015-C27, Class XA, IO (e)	0.84%	02/15/48	149,347
27,422,035	Series 2015-C28, Class XA, IO (e)	0.58%	05/15/48	228,511
1,830,584	Series 2015-LC22, Class XA, IO (e)	0.75%	09/15/58	25,124
3,594,139	Series 2016-C33, Class XA, IO (e)	1.57%	03/15/59	120,589
5,823,000	Series 2016-C37, Class XEF, IO (c) (e)	1.60%	12/15/49	267,392
	WFRBS Commercial Mortgage Trust
928,667	Series 2014-C22, Class XA, IO (e)	0.78%	09/15/57	5,993
4,821,006	Series 2014-C24, Class XA, IO (e)	0.84%	11/15/47	40,283
25,994,729	Series 2014-LC14, Class XA, IO (e)	1.23%	03/15/47	87,004
				9,823,429
	Total Mortgage-Backed Securities			29,932,143
	(Cost $34,951,345)
ASSET-BACKED SECURITIES — 27.1%
	AGL CLO 7 Ltd.
1,000,000	Series 2020-7A, Class BR, 3 Mo. LIBOR + 1.70% (a) (c)	6.96%	07/15/34	967,762

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	AMSR Trust
$572,000	Series 2020-SFR1, Class F (c)	3.57%	04/17/37	$534,467
605,000	Series 2020-SFR3, Class G (c)	4.99%	09/17/37	561,340
	Ares LXII CLO Ltd.
700,000	Series 2021-62A, Class B, 3 Mo. LIBOR + 1.65% (a) (c)	6.91%	01/25/34	674,559
	Argent Securities Trust
742,623	Series 2006-M1, Class A2C, 1 Mo. LIBOR + 0.30% (a)	5.44%	07/25/36	198,212
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
600,000	Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (a)	5.83%	11/25/35	501,231
	Boyce Park CLO Ltd.
1,178,571	Series 2022-1A, Class M2, IO (c)	0.00%	04/21/35	52,881
1,100,000	Series 2022-1A, Class SUB (c)	0.00%	04/21/35	771,673
	C-BASS Mortgage Loan Trust
829,023	Series 2007-CB3, Class A3, steps up to 6.23% after Redemption (h)	3.31%	03/25/37	318,744
953,377	Series 2007-CB3, Class A4, steps up to 6.47% after Redemption (h)	3.31%	03/25/37	366,364
	CIFC Funding Ltd.
700,000	Series 2022-2A, Class INCB (c)	0.00%	04/19/35	533,782
	Cologix Data Centers US Issuer LLC
715,000	Series 2021-1A, Class A2 (c)	3.30%	12/26/51	642,476
	CoreVest American Finance Trust
2,531,734	Series 2021-2, Class XA, IO (c) (e)	3.00%	07/15/54	205,841
	Credit-Based Asset Servicing and Securitization LLC
132,404	Series 2007-CB6, Class A1, 1 Mo. LIBOR + 0.12% (a) (c)	5.14%	07/25/37	89,277
	Dryden CLO Ltd.
315,000	Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (a) (c)	6.97%	05/15/32	306,234
	Elmwood CLO VI Ltd.
600,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (a) (c)	6.90%	10/20/34	573,894
	First Franklin Mortgage Loan Trust
565,000	Series 2006-FF7, Class 2A4, 1 Mo. LIBOR + 0.48% (a)	5.62%	05/25/36	464,485
	Flexential Issuer
610,000	Series 2021-1A, Class A2 (c)	3.25%	11/27/51	541,605
	Golub Capital Partners CLO L.P.
1,100,000	Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (a) (c)	6.86%	08/05/33	1,067,715
	GSAA Home Equity Trust
1,287,860	Series 2007-6, Class 3A1A, 1 Mo. LIBOR + 0.42% (a)	5.56%	05/25/47	906,244
	HSI Asset Securitization Corp. Trust
203,624	Series 2006-WMC1, Class A4, 1 Mo. LIBOR + 0.50% (a)	5.64%	07/25/36	93,767
	JP Morgan Mortgage Acquisition Trust
1,387,566	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (a)	5.44%	07/25/36	634,751
122,232	Series 2006-WMC4, Class A1A, 1 Mo. LIBOR + 0.13% (a)	5.27%	12/25/36	72,692
	Long Beach Mortgage Loan Trust
292,463	Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.32% (a)	5.46%	11/25/36	91,507
	Madison Park Funding XLV Ltd.
825,000	Series 2020-45A, Class BR, 3 Mo. LIBOR + 1.70% (a) (c)	6.96%	07/15/34	799,995
	Mastr Asset Backed Securities Trust
1,535,500	Series 2007-HE1, Class A4, 1 Mo. LIBOR + 0.28% (a)	5.42%	05/25/37	1,196,292
	Merrill Lynch First Franklin Mortgage Loan Trust
331,295	Series 2007-1, Class A1, 1 Mo. LIBOR + 0.28% (a)	5.42%	04/25/37	151,268
632,648	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.26% (a)	5.40%	06/25/37	494,053

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Merrill Lynch Mortgage Investors Trust
$1,130,383	Series 2006-HE6, Class A2B, 1 Mo. LIBOR + 0.30% (a)	5.44%	11/25/37	$412,914
1,000,000	Series 2006-OPT1, Class A2D, 1 Mo. LIBOR + 0.24% (a)	5.62%	08/25/37	771,182
	Morgan Stanley Capital I, Inc., Trust
17,380	Series 2006-NC2, Class A2D, 1 Mo. LIBOR + 0.58% (a)	5.72%	02/25/36	17,041
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)	6.64%	10/25/58	292,700
975,000	Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (a) (c)	6.69%	07/25/68	906,859
	Nelnet Student Loan Trust
353,604	Series 2005-4, Class B, 3 Mo. LIBOR + 0.28% (a)	5.23%	09/22/35	306,630
	Nomura Home Equity Loan, Inc., Home Equity Loan Trust
6,886	Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.62% (a)	5.75%	02/25/36	6,866
	Oakwood Mortgage Investors, Inc.
703,562	Series 1999-C, Class A2	7.48%	08/15/27	583,327
582,662	Series 2001-C, Class A2	5.92%	06/15/31	63,257
	Option One Mortgage Loan Trust
341,546	Series 2007-4, Class 2A3, 1 Mo. LIBOR + 0.24% (a)	5.38%	04/25/37	198,640
	Ownit Mortgage Loan Trust
640,503	Series 2006-6, Class A2C, 1 Mo. LIBOR + 0.32% (a)	5.46%	09/25/37	317,852
	Park Avenue Institutional Advisers CLO Ltd.
150,000	Series 2018-1A, Class A2R, 3 Mo. LIBOR + 1.60% (a) (c)	6.85%	10/20/31	145,836
	PRET LLC
1,052,216	Series 2022-RN1, Class A1, steps up to 6.72% on 02/25/25 (c) (h)	3.72%	07/25/51	991,128
	Progress Residential
1,060,000	Series 2021-SFR1, Class H (c)	5.00%	04/17/38	949,377
	Sabey Data Center Issuer LLC
650,000	Series 2020-1, Class A2 (c)	3.81%	04/20/45	619,489
	Saxon Asset Securities Trust
63,553	Series 2005-1, Class M2, 1 Mo. LIBOR + 0.72% (a)	1.90%	05/25/35	58,270
	Securitized Asset Backed Receivables LLC Trust
48,996	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.48% (a)	5.62%	03/25/36	47,993
336,478	Series 2007-NC2, Class A2B, 1 Mo. LIBOR + 0.14% (a)	5.42%	01/25/37	283,925
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 3 Mo. LIBOR + 1.85% (a)	7.11%	04/25/73	61,883
65,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (a)	7.11%	07/25/73	64,054
	Soundview Home Loan Trust
323,644	Series 2007-OPT1, Class 2A2, 1 Mo. LIBOR + 0.15% (a)	5.29%	06/25/37	221,773
182,380	Series 2007-OPT3, Class 1A1, 1 Mo. LIBOR + 0.17% (a)	5.31%	08/25/37	154,098
	Specialty Underwriting & Residential Finance Trust
1,153,649	Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.48% (a)	5.62%	09/25/37	822,283
	Stratus CLO Ltd.
925,000	Series 2021-3A, Class SUB (c)	0.00%	12/29/29	505,468
	Structured Asset Securities Corp. Mortgage Loan Trust
47,793	Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)	5.32%	04/25/36	47,200
	Textainer Marine Containers VII Ltd.
75,733	Series 2020-3A, Class A (c)	2.11%	09/20/45	67,026
	TRP LLC
279,943	Series 2021-1, Class A (c)	2.07%	06/19/51	243,355
	VOYA CLO
175,000	Series 2017-2A, Class A2AR, 3 Mo. LIBOR + 1.65% (a) (c)	6.91%	06/07/30	170,672

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Wachovia Student Loan Trust
$574,016	Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (a) (c)	5.50%	04/25/40	$528,274
	Total Asset-Backed Securities			23,672,483
	(Cost $27,315,002)
U.S. GOVERNMENT BONDS AND NOTES — 0.1%
50,000	U.S. Treasury Bond	3.63%	05/15/53	48,121
	(Cost $47,883)
U.S. TREASURY BILLS — 0.5%
435,000	U.S. Treasury Bill	(b)	10/26/23	425,659
	(Cost $426,117)

Shares	Description	Value
MONEY MARKET FUNDS — 5.2%
4,492,585	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (l)	4,492,585
	(Cost $4,492,585)

	Total Investments — 137.0%	119,457,528
	(Cost $130,066,303)
	Net Other Assets and Liabilities — (37.0)%	(32,251,772)
	Net Assets — 100.0%	$87,205,756
Forward Foreign Currency Contracts at May 31, 2023:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2023	Sale Value as of 5/31/2023	Unrealized Appreciation (Depreciation)
7/14/2023	Citi	GBP	144,000	USD	179,874	$179,290	$179,874	$(584)
7/14/2023	Citi	USD	1,077,846	GBP	865,000	1,077,846	1,076,984	862
7/14/2023	GSIL	USD	1,323,965	EUR	1,206,000	1,323,965	1,292,409	31,556
Net Unrealized Appreciation (Depreciation)								$31,834

Counterparty Abbreviations:
Citi	– Citibank N.A.
GSIL	– Goldman Sachs International, London
Futures Contracts at May 31, 2023:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	72	Sep-2023	$14,819,625	$(36,941)
U.S. 5-Year Treasury Notes	Long	67	Sep-2023	7,308,235	(6,680)
Ultra 10-Year U.S. Treasury Notes	Long	58	Sep-2023	6,986,281	33,579
Ultra U.S. Treasury Bond Futures	Long	10	Sep-2023	1,368,750	22,101
				$30,482,891	$12,059

(a)	Floating or variable rate security.
(b)	Zero coupon security.

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2023, securities noted as such amounted to $28,005,068 or 32.1% of net assets.

(d)	Inverse floating rate security.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement.
(g)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(k)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).

(l)	Rate shown reflects yield as of May 31, 2023.

EURIBOR	– Euro Interbank Offered Rate
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	– London Interbank Offered Rate
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
TBA	– To-Be-Announced Security

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$60,886,537	$—	$60,886,537	$—
Mortgage-Backed Securities	29,932,143	—	29,932,143	—
Asset-Backed Securities	23,672,483	—	23,672,483	—
U.S. Government Bonds and Notes	48,121	—	48,121	—
U.S. Treasury Bills	425,659	—	425,659	—
Money Market Funds	4,492,585	4,492,585	—	—
Total Investments	119,457,528	4,492,585	114,964,943	—
Forward Foreign Currency Contracts	32,418	—	32,418	—
Futures Contracts	55,680	55,680	—	—
Total	$119,545,626	$4,548,265	$114,997,361	$—

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(584)	$—	$(584)	$—
Futures Contracts	(43,621)	(43,621)	—	—
Total	$(44,205)	$(43,621)	$(584)	$—

Restricted Securities
As of May 31, 2023 the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Securities	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
GS Mortgage Securities Trust, Series 2011-GC5, Class XA, IO, 0.00%, 08/10/2044	5/19/2020	$1,526,920	$0.00 *	$0	$15	0.00%**
SMRT, Series 2022-MINI, Class XCP, IO, 0.00%, 01/15/2039	1/24/2022	105,000,000	0.00 *	0	110	0.00 **
				$0	$125	0.00%

*	Amount is less than $0.01.
**	Amount is less than 0.01%.

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments
May 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 59.6%
	Angola — 1.2%
$200,000	Angolan Government International Bond (b)	8.00%	11/26/29	$170,602
220,000	Angolan Government International Bond (b)	8.75%	04/14/32	185,404
				356,006
	Argentina — 1.3%
424,427	Argentine Republic Government International Bond, steps up to 3.63% on 07/10/2023 (c)	1.50%	07/09/35	99,586
558,605	Argentine Republic Government International Bond, steps up to 4.25% on 07/10/2023 (c)	3.88%	01/09/38	162,049
553,894	Argentine Republic Government International Bond, steps up to 4.88% on 07/10/2029 (c)	3.50%	07/09/41	143,955
				405,590
	Bahrain — 2.5%
200,000	Bahrain Government International Bond (b)	5.63%	05/18/34	171,120
600,000	Bahrain Government International Bond (d)	7.75%	04/18/35	593,268
				764,388
	Brazil — 0.6%
200,000	Brazilian Government International Bond	3.75%	09/12/31	172,472
	Chile — 1.2%
200,000	Chile Government International Bond	3.50%	01/31/34	177,255
240,000	Chile Government International Bond	3.86%	06/21/47	193,025
				370,280
	Colombia — 2.4%
245,000	Colombia Government International Bond	3.88%	04/25/27	221,795
200,000	Colombia Government International Bond	7.50%	02/02/34	192,219
340,000	Colombia Government International Bond	7.38%	09/18/37	316,930
				730,944
	Costa Rica — 0.7%
200,000	Costa Rica Government International Bond (d)	6.55%	04/03/34	202,350
	Dominican Republic — 3.3%
500,000	Dominican Republic International Bond (d)	5.50%	02/22/29	465,628
375,000	Dominican Republic International Bond (d)	4.50%	01/30/30	324,629
250,000	Dominican Republic International Bond (d)	4.88%	09/23/32	210,622
				1,000,879
	Ecuador — 1.0%
266,700	Ecuador Government International Bond, steps up to 6.00% on 08/01/2023 (b) (c)	5.50%	07/31/30	130,064
476,603	Ecuador Government International Bond, steps up to 3.50% on 08/01/2023 (c) (d)	2.50%	07/31/35	165,034
				295,098
	Egypt — 2.1%
300,000	Egypt Government International Bond (b)	7.60%	03/01/29	185,862
816,000	Egypt Government International Bond (b)	7.30%	09/30/33	439,548
				625,410
	El Salvador — 1.1%
250,000	El Salvador Government International Bond (b)	6.38%	01/18/27	161,090
140,000	El Salvador Government International Bond (b)	8.25%	04/10/32	82,712
170,000	El Salvador Government International Bond (b)	7.12%	01/20/50	85,134
				328,936

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Gabon — 0.5%
$200,000	Gabon Government International Bond (b)	6.63%	02/06/31	$157,360
	Hungary — 4.3%
400,000	Hungary Government International Bond (d)	6.13%	05/22/28	407,328
499,000	Hungary Government International Bond (d)	5.25%	06/16/29	484,662
200,000	Hungary Government International Bond (d)	6.75%	09/25/52	202,355
200,000	Magyar Export-Import Bank Zrt (d)	6.13%	12/04/27	198,727
				1,293,072
	Indonesia — 1.3%
440,000	Perusahaan Penerbit SBSN Indonesia III (b)	2.55%	06/09/31	381,070
	Ivory Coast (Cote D'ivoire) — 0.5%
190,000	Ivory Coast Government International Bond (EUR) (d)	4.88%	01/30/32	154,238
	Jordan — 1.3%
200,000	Jordan Government International Bond (d)	7.75%	01/15/28	201,350
200,000	Jordan Government International Bond (d)	7.50%	01/13/29	199,200
				400,550
	Kenya — 1.1%
200,000	Republic of Kenya Government International Bond (b)	6.88%	06/24/24	184,614
200,000	Republic of Kenya Government International Bond (b)	6.30%	01/23/34	143,603
				328,217
	Mexico — 3.2%
400,000	Mexico Government International Bond	6.35%	02/09/35	422,509
550,000	Mexico Government International Bond	6.34%	05/04/53	552,907
				975,416
	Morocco — 0.7%
200,000	Morocco Government International Bond (d)	5.95%	03/08/28	202,870
	Nigeria — 2.0%
370,000	Nigeria Government International Bond (b)	8.38%	03/24/29	321,666
400,000	Nigeria Government International Bond (d)	7.70%	02/23/38	277,856
				599,522
	Oman — 3.2%
200,000	Oman Government International Bond (b)	5.38%	03/08/27	196,776
200,000	Oman Government International Bond (b)	6.00%	08/01/29	201,015
393,000	Oman Government International Bond (b)	6.25%	01/25/31	399,092
200,000	Oman Government International Bond (b)	6.75%	01/17/48	188,870
				985,753
	Pakistan — 0.8%
400,000	Pakistan Government International Bond (d)	6.00%	04/08/26	153,680
200,000	Pakistan Government International Bond (b)	6.88%	12/05/27	76,300
				229,980
	Panama — 3.3%
200,000	Panama Government International Bond	3.16%	01/23/30	176,780
550,000	Panama Government International Bond	2.25%	09/29/32	423,736
200,000	Panama Government International Bond	6.40%	02/14/35	209,770
250,000	Panama Government International Bond	4.50%	04/16/50	191,236
				1,001,522
	Paraguay — 0.7%
255,000	Paraguay Government International Bond (b)	3.85%	06/28/33	220,303

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Peru — 2.6%
$534,000	Peruvian Government International Bond	2.78%	01/23/31	$456,503
409,000	Peruvian Government International Bond	3.00%	01/15/34	335,654
				792,157
	Philippines — 2.4%
250,000	Philippine Government International Bond	3.56%	09/29/32	231,055
200,000	Philippine Government International Bond	5.00%	07/17/33	204,747
200,000	Philippine Government International Bond	2.95%	05/05/45	143,300
200,000	Philippine Government International Bond	3.20%	07/06/46	148,937
				728,039
	Poland — 2.5%
465,000	Republic of Poland Government International Bond	4.88%	10/04/33	464,494
287,000	Republic of Poland Government International Bond	5.50%	04/04/53	289,296
				753,790
	Romania — 3.1%
368,000	Romanian Government International Bond (d)	6.63%	02/17/28	378,053
130,000	Romanian Government International Bond (d)	7.13%	01/17/33	137,220
180,000	Romanian Government International Bond (d)	6.00%	05/25/34	177,120
246,000	Romanian Government International Bond (d)	7.63%	01/17/53	261,549
				953,942
	Senegal — 0.4%
190,000	Senegal Government International Bond (EUR) (d)	5.38%	06/08/37	126,942
	Tunisia — 0.4%
200,000	Tunisian Republic (b)	5.75%	01/30/25	124,180
	Turkey — 3.8%
200,000	Turkey Government International Bond	4.25%	04/14/26	174,976
200,000	Turkey Government International Bond	9.88%	01/15/28	200,102
200,000	Turkey Government International Bond	9.38%	03/14/29	195,752
600,000	Turkey Government International Bond	9.38%	01/19/33	578,598
				1,149,428
	United Arab Emirates — 2.5%
200,000	Abu Dhabi Government International Bond (b)	3.00%	09/15/51	141,124
600,000	Finance Department Government of Sharjah (d)	6.50%	11/23/32	613,551
				754,675
	Uruguay — 1.6%
508,000	Uruguay Government International Bond	5.10%	06/18/50	500,831
	Total Foreign Sovereign Bonds and Notes			18,066,210
	(Cost $18,575,602)
FOREIGN CORPORATE BONDS AND NOTES (a) — 35.7%
	Banks — 3.1%
200,000	Banco do Brasil S.A. (d)	6.25%	04/18/30	199,040
200,000	Banco Mercantil del Norte S.A. (d) (e)	7.50%	(f)	172,754
200,000	Bank Leumi Le-Israel BM (b) (d) (e)	7.13%	07/18/33	197,311
200,000	BBVA Bancomer S.A. (b) (e)	5.13%	01/18/33	176,587
200,000	Multibank, Inc. (d)	7.75%	02/03/28	202,122
				947,814
	Building Materials — 0.6%
200,000	Cemex SAB de C.V. (d) (e)	5.13%	(f)	176,240

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Electric — 3.3%
$200,000	AES Andes S.A. (b) (e)	7.13%	03/26/79	$188,841
400,000	Comision Federal de Electricidad (b)	4.69%	05/15/29	358,527
260,000	Eskom Holdings SOC Ltd. (b)	6.35%	08/10/28	235,656
285,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (b)	4.88%	07/17/49	230,433
				1,013,457
	Energy-Alternate Sources — 0.7%
250,000	India Green Power Holdings (b)	4.00%	02/22/27	215,000
	Engineering & Construction — 0.8%
250,000	India Airport Infra (b)	6.25%	10/25/25	238,375
	Investment Companies — 2.8%
200,000	Gaci First Investment Co. (b)	5.13%	02/14/53	181,774
720,000	Gaci First Investment Co. (b)	5.38%	10/13/2122	655,200
				836,974
	Iron/Steel — 1.2%
200,000	CSN Resources S.A. (b)	4.63%	06/10/31	151,564
200,000	POSCO (d)	5.75%	01/17/28	205,843
				357,407
	Media — 0.5%
200,000	Globo Comunicacao e Participacoes S.A. (d)	5.50%	01/14/32	159,720
	Mining — 4.9%
200,000	Corp. Nacional del Cobre de Chile (b)	3.00%	09/30/29	177,120
200,000	Corp. Nacional del Cobre de Chile (b)	5.13%	02/02/33	199,193
200,000	First Quantum Minerals Ltd. (d)	8.63%	06/01/31	197,500
300,000	Freeport Indonesia PT (d)	5.32%	04/14/32	282,339
200,000	Freeport Indonesia PT (b)	6.20%	04/14/52	178,569
475,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (d)	5.45%	05/15/30	464,738
				1,499,459
	Oil & Gas — 11.8%
135,000	Ecopetrol S.A.	8.88%	01/13/33	132,116
200,000	Empresa Nacional del Petroleo (d)	6.15%	05/10/33	199,296
500,000	Energean Israel Finance Ltd. (b) (d)	5.38%	03/30/28	448,288
200,000	KazMunayGas National Co. JSC (d)	4.75%	04/19/27	188,579
600,000	KazMunayGas National Co. JSC (b)	5.75%	04/19/47	462,923
115,000	Leviathan Bond Ltd. (b) (d)	6.75%	06/30/30	106,572
193,251	MC Brazil Downstream Trading Sarl (d)	7.25%	06/30/31	141,844
200,000	Oil and Gas Holding (The) Co. BSCC (b)	7.50%	10/25/27	203,670
220,000	Petroleos Mexicanos	6.88%	08/04/26	201,040
953,000	Petroleos Mexicanos	6.49%	01/23/27	825,553
200,000	Qatar Energy (b)	2.25%	07/12/31	168,983
260,000	Qatar Energy (d)	3.13%	07/12/41	196,457
400,000	Qatar Energy (b)	3.30%	07/12/51	288,158
				3,563,479
	Pipelines — 3.5%
248,470	Acu Petroleo Luxembourg Sarl (d)	7.50%	01/13/32	213,795
290,000	Galaxy Pipeline Assets Bidco Ltd. (d)	2.63%	03/31/36	236,122
189,970	Galaxy Pipeline Assets Bidco Ltd. (d)	2.94%	09/30/40	153,738

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Pipelines (Continued)
$240,000	Greensaif Pipelines Bidco Sarl (d)	6.13%	02/23/38	$247,924
200,000	Greensaif Pipelines Bidco Sarl (d)	6.51%	02/23/42	209,703
				1,061,282
	Retail — 0.7%
200,000	CK Hutchison International 23 Ltd. (d)	4.88%	04/21/33	201,133
	Semiconductors — 0.7%
200,000	SK Hynix, Inc. (d)	6.38%	01/17/28	202,524
	Transportation — 1.1%
171,300	MV24 Capital BV (d)	6.75%	06/01/34	151,952
200,000	Transnet SOC Ltd. (d)	8.25%	02/06/28	191,885
				343,837
	Total Foreign Corporate Bonds and Notes			10,816,701
	(Cost $10,997,819)
CORPORATE BONDS AND NOTES — 2.1%
	Auto Manufacturers — 1.0%
140,000	Hyundai Capital America (d)	5.50%	03/30/26	140,066
170,000	Hyundai Capital America (d)	5.60%	03/30/28	170,707
				310,773
	Chemicals — 0.6%
200,000	Sasol Financing USA LLC (d)	8.75%	05/03/29	191,757
	Oil & Gas — 0.5%
200,000	Gran Tierra Energy, Inc. (b)	7.75%	05/23/27	144,843
	Total Corporate Bonds and Notes			647,373
	(Cost $694,004)

Shares	Description	Value
MONEY MARKET FUNDS — 1.6%
499,232	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (g)	499,232
	(Cost $499,232)

	Total Investments — 99.0%	30,029,516
	(Cost $30,766,657)
	Net Other Assets and Liabilities — 1.0%	299,120
	Net Assets — 100.0%	$30,328,636
Forward Foreign Currency Contracts at May 31, 2023:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2023	Sale Value as of 5/31/2023	Unrealized Appreciation (Depreciation)
6/20/2023	BARC	EUR	75,000	USD	80,490	$80,264	$80,490	$(226)
6/20/2023	BARC	EUR	50,000	USD	54,628	53,509	54,628	(1,119)
6/20/2023	BARC	EUR	125,000	USD	137,957	133,773	137,957	(4,184)
6/20/2023	GS	EUR	375,000	USD	415,890	401,319	415,890	(14,571)
6/20/2023	GS	USD	666,400	EUR	625,000	666,400	668,865	(2,465)
Net Unrealized Appreciation (Depreciation)								$(22,565)

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Counterparty Abbreviations:
BARC	– Barclays Bank PLC
GS	– Goldman Sachs and Co.

(a)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933” Act).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust
Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At
May 31, 2023, securities noted as such amounted to $11,988,181 or 39.5% of net assets.

(e)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(f)	Perpetual maturity.
(g)	Rate shown reflects yield as of May 31, 2023.

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$18,066,210	$—	$18,066,210	$—
Foreign Corporate Bonds and Notes**	10,816,701	—	10,816,701	—
Corporate Bonds and Notes**	647,373	—	647,373	—
Money Market Funds	499,232	499,232	—	—
Total Investments	$30,029,516	$499,232	$29,530,284	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(22,565)	$—	$(22,565)	$—

*	See Portfolio of Investments for country breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.